UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22480

Adviser Managed Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: July 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Reports to Stockholders.

January 31, 2017

SEMI-ANNUAL REPORT

Adviser Managed Trust

- Tactical Offensive Equity Fund
- Tactical Offensive Fixed Income Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended July 31, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2017

Tactical Offensive Equity Fund

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.8%
Australia — 1.4%
Other Securities ‡	1.4%		$27,818

Austria — 0.0%
Other Securities	0.0		761

Belgium — 0.2%
Other Securities *	0.2		4,210

Brazil — 0.5%
Other Securities *	0.5		8,975

Canada — 0.1%
Other Securities *	0.1		1,420

Chile — 0.1%
Other Securities *	0.1		2,064

China — 1.5%
Tencent Holdings	0.3	250,200	6,591
Other Securities *(A)	1.2		22,856

			29,447

Colombia — 0.0%
Other Securities	0.0		480

Czech Republic — 0.0%
Other Securities *	0.0		275

Denmark — 0.3%
Other Securities *(A)	0.3		6,170

Finland — 0.2%
Other Securities	0.2		3,414

France — 1.8%
Other Securities *‡	1.8		34,894

Germany — 1.7%
Other Securities *(A)	1.7		32,816

Greece — 0.0%
Other Securities *	0.0		587

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hong Kong — 1.3%
Other Securities *‡(A)	1.3%		$26,283

Hungary — 0.0%
Other Securities	0.0		517

India — 0.1%
Other Securities (A)	0.1		2,396

Indonesia — 0.2%
Other Securities *	0.2		4,682

Ireland — 0.6%
Other Securities *	0.6		11,530

Israel — 0.1%
Other Securities *	0.1		2,302

Italy — 0.4%
Other Securities *(A)	0.4		7,033

Japan — 4.6%
Other Securities *‡	4.6		90,797

Luxembourg — 0.1%
Other Securities *	0.1		1,288

Macau — 0.0%
Other Securities	0.0		333

Malaysia — 0.3%
Other Securities *	0.3		4,764

Mexico — 0.3%
Other Securities *‡	0.3		6,476

Netherlands — 1.2%
Other Securities *(A)	1.2		22,753

New Zealand — 0.0%
Other Securities	0.0		688

Norway — 0.1%
Other Securities	0.1		2,622

Panama — 0.0%
Other Securities	0.0		265

Peru — 0.0%
Other Securities	0.0		549

Philippines — 0.1%
Other Securities	0.1		2,407

Poland — 0.1%
Other Securities *	0.1		2,322

Portugal — 0.0%
Other Securities	0.0		516

Qatar — 0.1%
Other Securities	0.1		1,688

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2017

Tactical Offensive Equity Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Russia — 0.3%
Other Securities *	0.3%		$5,454

Singapore — 0.3%
Other Securities ‡	0.3		5,390

Slovak Republic — 0.0%
Other Securities *	0.0		313

South Africa — 0.7%
Other Securities *‡	0.7		13,224

South Korea — 1.3%
Samsung Electronics	0.4	4,458	7,569
Other Securities *	0.9		18,601

			26,170

Spain — 0.6%
Other Securities (A)	0.6		11,593

Sweden — 0.6%
Other Securities *	0.6		10,709

Switzerland — 1.7%
Nestle	0.4	92,222	6,758
Roche Holding	0.3	20,839	4,922
Other Securities *	1.0		21,301

			32,981

Taiwan — 1.0%
Other Securities *	1.0		20,214

Thailand — 0.2%
Other Securities *	0.2		4,496

Turkey — 0.1%
Other Securities *‡	0.1		1,948

United Arab Emirates — 0.1%
Other Securities *	0.1		1,540

United Kingdom — 3.3%
HSBC Holdings	0.3	590,118	5,022
Other Securities *‡(A)	3.0		60,126

			65,148

United States — 69.2%
3M	0.3	31,200	5,454
AbbVie	0.3	85,754	5,240
Alibaba Group Holding ADR *	0.3	48,800	4,944
Alphabet, Cl A *	0.7	15,529	12,737
Alphabet, Cl C *	0.7	15,700	12,510
Altria Group	0.4	103,600	7,374
Amazon.com *	0.9	20,673	17,024
Amgen	0.3	39,826	6,240
Apple	1.8	290,554	35,259
AT&T	0.7	326,031	13,745
Bank of America	0.7	543,830	12,312
Berkshire Hathaway, Cl B *	0.9	100,043	16,421

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Boeing	0.3%	31,600	$5,164
Chevron	0.6	99,503	11,080
Cisco Systems	0.4	266,559	8,189
Citigroup	0.5	155,400	8,676
Coca-Cola	0.4	206,230	8,573
Comcast, Cl A	0.5	127,572	9,621
Exxon Mobil	1.0	221,135	18,551
Facebook, Cl A *	0.8	118,688	15,467
General Electric	0.7	486,857	14,460
Gilead Sciences	0.3	70,217	5,087
Home Depot	0.5	65,900	9,067
Intel	0.5	250,205	9,213
International Business Machines	0.4	46,530	8,120
Johnson & Johnson	0.9	145,379	16,464
JPMorgan Chase	0.9	192,606	16,300
Mastercard, Cl A	0.3	51,100	5,433
McDonald’s	0.3	44,100	5,405
Medtronic	0.3	74,300	5,648
Merck	0.5	146,718	9,095
Microsoft	1.3	401,593	25,963
Oracle	0.3	156,688	6,285
PepsiCo	0.4	76,464	7,936
Pfizer	0.5	318,056	10,092
Philip Morris International	0.4	82,100	7,892
Procter & Gamble	0.6	135,476	11,868
Schlumberger	0.3	73,728	6,172
SEI Investments †	0.0	6,500	315
UnitedHealth Group	0.4	49,600	8,040
Verizon Communications	0.6	215,991	10,586
Visa, Cl A	0.4	100,940	8,349
Wal-Mart Stores	0.3	80,200	5,353
Walt Disney	0.5	85,900	9,505
Wells Fargo	0.7	241,760	13,618
Other Securities *‡	44.4		891,443

			1,362,290

Total Common Stock
(Cost $1,737,304) ($ Thousands)			1,907,012

EXCHANGE TRADED FUNDS — 0.8%
United States — 0.8%
iShares MSCI India Fund	0.6	447	12,690
Other Securities	0.2		3,339

Total Exchange Traded Funds
(Cost $15,260) ($ Thousands)			16,029

PREFERRED STOCK — 0.6%
Brazil — 0.4%
Other Securities *	0.4		6,426

Chile — 0.0%
Other Securities	0.0		193

2	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Colombia — 0.0%
Other Securities	0.0%		$324

Germany — 0.1%
Other Securities	0.1		2,078

South Korea — 0.1%
Other Securities *	0.1		1,518

Total Preferred Stock
(Cost $7,842) ($ Thousands)			10,539

RIGHTS — 0.0%
Brazil — 0.0%
Other Securities *	0.0		—

South Korea — 0.0%
Other Securities *	0.0		4

Spain — 0.0%
Other Securities *	0.0		3

United States — 0.0%
Other Securities *	0.0		4

Total Rights
(Cost $11) ($ Thousands)			11

Total Investments — 98.2%
(Cost $1,760,417) ($ Thousands)			$1,933,591

The open futures contracts held by the Fund at January 31, 2017, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
MSCI EAFE Index E-MINI	65	Mar-2017	$70
MSCI Emerging Markets E-MINI	128	Mar-2017	246
Russell 2000 Index E-MINI	85	Mar-2017	(61)
S&P 500 Index E-MINI	132	Mar-2017	146
S&P Mid Cap 400 Index E-MINI	9	Mar-2017	4

			$405

For the six month period ended January 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on a Net Assets of $1,969,348 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
†	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2017, the value of these securities amounted to $2,771 ($ Thousands), representing 0.1% of the Net Assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the inputs used as of January 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 ‡	Total
Common Stock	$1,880,654	$26,358	$—	$1,907,012
Exchange Traded Funds	16,029	—	—	16,029
Preferred Stock	10,539	—	—	10,539
Rights	7	—	4	11

Total Investments in Securities	$1,907,229	$26,358	$4	$1,933,591

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$466	$—	$—	$466
Unrealized Depreciation	(61)	—	—	(61)

Total Other Financial Instruments	$405	$—	$—	$405

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instruments.
‡	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the six month period ended January 31, 2017, there were transfers between Level 1 and Level 2 assets and liabilities due to the availability of quoted prices in active markets to determine fair value. For the six month period ended January 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2017

Tactical Offensive Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 30.8%
Consumer Discretionary — 3.7%
1011778 BC ULC / New Red Finance (A)
6.000%, 04/01/2022	$350	$365
4.625%, 01/15/2022	156	160
21st Century Fox America
6.650%, 11/15/2037	100	124
6.150%, 02/15/2041	250	294
4.500%, 02/15/2021	100	107
3.000%, 09/15/2022	300	301
24 Hour Holdings III
8.000%, 06/01/2022 (A)	125	107
Adient Global Holdings
4.875%, 08/15/2026 (A)	200	196
Advance Auto Parts
4.500%, 12/01/2023	100	106
Amazon.com
4.950%, 12/05/2044	100	115
4.800%, 12/05/2034	100	111
2.500%, 11/29/2022	200	198
AMC Entertainment Holdings
5.875%, 11/15/2026 (A)	55	56
5.750%, 06/15/2025	88	91
AMC Networks
5.000%, 04/01/2024	150	153
4.750%, 12/15/2022	100	102
American Axle & Manufacturing
6.625%, 10/15/2022	100	103
American Builders & Contractors Supply
5.625%, 04/15/2021 (A)	100	103
American Honda Finance MTN
2.250%, 08/15/2019	200	201
1.700%, 02/22/2019	25	25
1.700%, 09/09/2021	150	145
1.600%, 07/13/2018	100	100
American Tire Distributors
10.250%, 03/01/2022 (A)	100	97
APX Group
8.750%, 12/01/2020	100	104
7.875%, 12/01/2022 (A)	158	171
6.375%, 12/01/2019	150	155
Aramark Services
5.125%, 01/15/2024 (A)	183	190

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Asbury Automotive Group
6.000%, 12/15/2024	$100	$102
Ashtead Capital
5.625%, 10/01/2024 (A)	200	210
AutoNation
4.500%, 10/01/2025	100	102
AutoZone
3.700%, 04/15/2022	80	83
Beazer Homes USA
8.750%, 03/15/2022 (A)	105	114
Bed Bath & Beyond
5.165%, 08/01/2044	100	85
Block Financial
4.125%, 10/01/2020	100	102
BorgWarner
4.375%, 03/15/2045	50	48
3.375%, 03/15/2025	100	99
Boyd Gaming
6.875%, 05/15/2023	137	147
6.375%, 04/01/2026 (A)	100	107
Brookfield Residential Properties (A)
6.500%, 12/15/2020	100	103
6.125%, 07/01/2022	100	101
Caesars Entertainment Resort Properties
11.000%, 10/01/2021	200	218
8.000%, 10/01/2020	150	156
Caesars Growth Properties Holdings
9.375%, 05/01/2022	100	108
CBS
5.500%, 05/15/2033	175	185
4.000%, 01/15/2026	235	238
3.500%, 01/15/2025	100	99
CCO Holdings (A)
5.875%, 04/01/2024	217	233
5.750%, 02/15/2026	700	742
Cengage Learning
9.500%, 06/15/2024 (A)	111	94
Charter Communications Operating
6.834%, 10/23/2055	35	41
6.484%, 10/23/2045	165	188
6.384%, 10/23/2035	50	56
4.908%, 07/23/2025	150	158
4.464%, 07/23/2022	250	262
3.579%, 07/23/2020	55	56
Chinos Intermediate Holdings
7.750% cash / 8.500% PIK,
05/01/2019 (A)	54	24
Churchill Downs
5.375%, 12/15/2021	70	73
Cinemark
4.875%, 06/01/2023	150	151

4	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Claire’s Stores
9.000%, 03/15/2019 (A)	$200	$96
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	300	301
6.500%, 11/15/2022	400	414
Comcast
5.700%, 05/15/2018	250	263
4.750%, 03/01/2044	200	212
4.600%, 08/15/2045	100	103
4.400%, 08/15/2035	200	207
4.250%, 01/15/2033	100	102
4.200%, 08/15/2034	400	404
3.400%, 07/15/2046	100	84
3.375%, 02/15/2025	150	150
3.375%, 08/15/2025	65	65
3.300%, 02/01/2027	100	99
3.200%, 07/15/2036	100	88
3.000%, 02/01/2024	50	49
2.750%, 03/01/2023	100	99
CSC Holdings (A)
10.875%, 10/15/2025	300	357
10.125%, 01/15/2023	300	348
5.500%, 04/15/2027	85	86
CST Brands
5.000%, 05/01/2023	100	104
Daimler Finance North America
8.500%, 01/18/2031	50	75
Delphi Automotive PLC
3.150%, 11/19/2020	200	203
Diamond Resorts International (A)
10.750%, 09/01/2024	75	75
7.750%, 09/01/2023	145	150
Discovery Communications
6.350%, 06/01/2040	100	107
5.050%, 06/01/2020	125	135
DISH DBS
7.750%, 07/01/2026	326	365
5.875%, 07/15/2022	300	312
5.875%, 11/15/2024	260	263
Dollar General
3.250%, 04/15/2023	100	99
Dollar Tree
5.750%, 03/01/2023	300	318
5.250%, 03/01/2020	105	108
DR Horton
4.000%, 02/15/2020	55	57
3.750%, 03/01/2019	45	46
ESH Hospitality
5.250%, 05/01/2025 (A)	200	201
Expedia
5.000%, 02/15/2026	100	105
4.500%, 08/15/2024	50	51

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Fiat Chrysler Automobiles
5.250%, 04/15/2023	$200	$205
4.500%, 04/15/2020	300	307
First Quality Finance
4.625%, 05/15/2021 (A)	100	100
Ford Motor
7.450%, 07/16/2031	200	250
5.291%, 12/08/2046	150	149
4.750%, 01/15/2043	125	117
Ford Motor Credit MTN
4.389%, 01/08/2026	200	201
2.943%, 01/08/2019	400	405
Ford Motor Credit
5.875%, 08/02/2021	250	278
5.000%, 05/15/2018	225	233
3.219%, 01/09/2022	200	199
2.681%, 01/09/2020	200	201
General Motors
6.600%, 04/01/2036	100	115
6.250%, 10/02/2043	250	277
5.000%, 04/01/2035	50	49
4.350%, 01/17/2027	70	69
4.000%, 01/15/2025	100	99
4.000%, 10/06/2026	50	48
3.700%, 05/09/2023	35	35
3.500%, 10/02/2018	150	153
3.450%, 01/14/2022	100	100
3.450%, 04/10/2022	150	150
3.200%, 07/13/2020	100	101
3.200%, 07/06/2021	150	149
3.100%, 01/15/2019	150	152
2.400%, 04/10/2018	125	126
2.400%, 05/09/2019	30	30
2.350%, 10/04/2019	50	50
George Washington University
4.868%, 09/15/2045	50	54
Goodyear Tire & Rubber
5.125%, 11/15/2023	250	256
5.000%, 05/31/2026	85	86
Gray Television (A)
5.875%, 07/15/2026	125	124
5.125%, 10/15/2024	100	98
Group 1 Automotive
5.000%, 06/01/2022	100	101
Guitar Center
6.500%, 04/15/2019 (A)	100	90
Hanesbrands (A)
4.875%, 05/15/2026	150	148
4.625%, 05/15/2024	176	174
Hilton Domestic Operating
4.250%, 09/01/2024 (A)	170	167

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hilton Worldwide Finance
5.625%, 10/15/2021	$100	$103
Home Depot
5.875%, 12/16/2036	200	250
4.400%, 04/01/2021	100	108
4.400%, 03/15/2045	150	158
3.500%, 09/15/2056	200	173
3.000%, 04/01/2026	100	99
2.625%, 06/01/2022	150	151
2.000%, 06/15/2019	100	101
2.000%, 04/01/2021	50	50
iHeartCommunications
9.000%, 12/15/2019	150	126
9.000%, 09/15/2022	400	300
International Game Technology (A)
6.250%, 02/15/2022	300	320
5.625%, 02/15/2020	200	211
Isle of Capri Casinos
5.875%, 03/15/2021	100	103
Jack Ohio Finance
6.750%, 11/15/2021 (A)	115	118
Jaguar Holding II
6.375%, 08/01/2023 (A)	152	161
Jaguar Land Rover Automotive (A)
5.625%, 02/01/2023	150	157
4.250%, 11/15/2019	150	155
Japan Finance Organization for Municipalities
4.000%, 01/13/2021	100	105
JC Penney
5.875%, 07/01/2023 (A)	100	101
K Hovnanian Enterprises
7.250%, 10/15/2020 (A)	100	97
KFC Holding (A)
5.250%, 06/01/2026	192	194
5.000%, 06/01/2024	162	165
Kohl’s
4.750%, 12/15/2023	100	102
L Brands
6.875%, 11/01/2035	150	146
6.750%, 07/01/2036	120	116
5.625%, 02/15/2022	150	157
Landry’s
6.750%, 10/15/2024 (A)	100	103
Laureate Education
9.250%, 09/01/2019 (A)	250	261
Lear
5.250%, 01/15/2025	70	74
Lennar
4.750%, 11/15/2022	100	103
4.125%, 01/15/2022	120	121
Levi Strauss
6.875%, 05/01/2022	100	104

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lions Gate Entertainment
5.875%, 11/01/2024 (A)	$105	$107
Live Nation Entertainment
4.875%, 11/01/2024 (A)	115	115
LKQ
4.750%, 05/15/2023	100	100
Lowe’s
6.650%, 09/15/2037	100	132
4.625%, 04/15/2020	100	107
4.250%, 09/15/2044	50	51
3.700%, 04/15/2046	150	138
3.375%, 09/15/2025	100	102
3.125%, 09/15/2024	100	100
Macy’s Retail Holdings
4.500%, 12/15/2034	100	85
3.450%, 01/15/2021	50	50
2.875%, 02/15/2023	125	116
Magna International
3.625%, 06/15/2024	100	102
Marriott International
3.750%, 03/15/2025	100	101
3.125%, 10/15/2021	100	101
3.125%, 06/15/2026	50	47
2.300%, 01/15/2022	50	49
Massachusetts Institute of Technology
5.600%, 07/01/2111	100	121
Mattel
2.350%, 05/06/2019	100	100
McClatchy
9.000%, 12/15/2022	100	106
McDonald’s MTN
6.300%, 10/15/2037	150	189
5.350%, 03/01/2018	200	208
4.875%, 12/09/2045	125	133
4.700%, 12/09/2035	175	183
3.700%, 01/30/2026	30	30
2.750%, 12/09/2020	120	122
2.100%, 12/07/2018	20	20
MDC Partners
6.500%, 05/01/2024 (A)	150	130
Men’s Wearhouse
7.000%, 07/01/2022	50	47
MGM Growth Properties Operating Partnership (A)
5.625%, 05/01/2024	108	113
4.500%, 09/01/2026	135	129
MGM Resorts International
7.750%, 03/15/2022	200	233
6.625%, 12/15/2021	100	111
6.000%, 03/15/2023	200	215
Mohegan Tribal Gaming Authority
7.875%, 10/15/2024 (A)	55	58

6	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Monitronics International
9.125%, 04/01/2020	$100	$97
MPG Holdco I
7.375%, 10/15/2022	100	107
NBCUniversal Media
5.950%, 04/01/2041	100	122
5.150%, 04/30/2020	350	383
NCL (A)
4.750%, 12/15/2021	90	91
4.625%, 11/15/2020	85	87
Neiman Marcus Group
8.000%, 10/15/2021 (A)	200	123
Netflix
5.875%, 02/15/2025	138	149
5.500%, 02/15/2022	125	134
4.375%, 11/15/2026 (A)	120	118
Newell Brands
5.500%, 04/01/2046	250	282
5.375%, 04/01/2036	30	34
4.200%, 04/01/2026	50	52
3.850%, 04/01/2023	60	62
3.150%, 04/01/2021	50	51
2.600%, 03/29/2019	45	45
Newell Rubbermaid
4.000%, 12/01/2024	100	102
Nexstar Broadcasting
6.875%, 11/15/2020	100	104
Nexstar Escrow
5.625%, 08/01/2024 (A)	82	82
NIKE
3.875%, 11/01/2045	100	97
3.375%, 11/01/2046	100	89
Nordstrom
5.000%, 01/15/2044	100	94
Omnicom Group
3.625%, 05/01/2022	100	103
3.600%, 04/15/2026	100	99
O’Reilly Automotive
3.550%, 03/15/2026	50	50
Penske Automotive Group
5.750%, 10/01/2022	50	52
5.500%, 05/15/2026	105	104
Pinnacle Entertainment
5.625%, 05/01/2024 (A)	60	61
President & Fellows of Harvard College
3.150%, 07/15/2046	100	90
Priceline Group
3.600%, 06/01/2026	50	50
Prime Security Services Borrower
9.250%, 05/15/2023 (A)	488	529
PulteGroup
5.500%, 03/01/2026	100	102
5.000%, 01/15/2027	107	105
4.250%, 03/01/2021	0	—

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PVH
4.500%, 12/15/2022	$100	$101
Quebecor Media
5.750%, 01/15/2023	150	157
QVC
4.450%, 02/15/2025	100	97
Regal Entertainment Group
5.750%, 03/15/2022	150	156
Ritchie Bros Auctioneers
5.375%, 01/15/2025 (A)	25	26
Royal Caribbean Cruises
5.250%, 11/15/2022	100	108
RSI Home Products
6.500%, 03/15/2023 (A)	67	70
Sally Holdings
5.750%, 06/01/2022	100	103
5.625%, 12/01/2025	150	157
Scientific Games International
10.000%, 12/01/2022	400	410
7.000%, 01/01/2022 (A)	125	133
Scripps Networks Interactive
2.750%, 11/15/2019	100	101
Service International
5.375%, 05/15/2024	100	105
ServiceMaster
5.125%, 11/15/2024 (A)	130	132
Silversea Cruise Finance
7.250%, 02/01/2025 (A)	100	103
Sinclair Television Group
6.125%, 10/01/2022	100	105
5.375%, 04/01/2021	150	154
Sirius XM Radio (A)
6.000%, 07/15/2024	200	213
5.375%, 04/15/2025	175	178
5.375%, 07/15/2026	157	159
Six Flags Entertainment
5.250%, 01/15/2021 (A)	100	103
Starbucks
2.700%, 06/15/2022	200	202
Station Casinos
7.500%, 03/01/2021	25	26
Studio City
7.250%, 11/30/2021 (A)	200	211
Summit Materials
6.125%, 07/15/2023	150	155
Target
3.500%, 07/01/2024	150	155
2.300%, 06/26/2019	300	305
Taylor Morrison Communities
5.250%, 04/15/2021 (A)	92	95

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TEGNA
5.125%, 07/15/2020	$250	$259
Tempur Sealy International
5.500%, 06/15/2026	64	63
Tenneco
5.000%, 07/15/2026	105	105
Time
5.750%, 04/15/2022 (A)	100	103
Time Warner
6.250%, 03/29/2041	150	177
6.200%, 03/15/2040	275	319
3.600%, 07/15/2025	200	196
3.550%, 06/01/2024	200	198
2.950%, 07/15/2026	85	79
2.100%, 06/01/2019	350	350
Time Warner Cable
8.750%, 02/14/2019	100	112
8.250%, 04/01/2019	200	224
6.550%, 05/01/2037	100	114
5.875%, 11/15/2040	200	215
5.000%, 02/01/2020	250	266
4.500%, 09/15/2042	100	90
TJX
2.250%, 09/15/2026	150	137
Tops Holding
8.000%, 06/15/2022 (A)	83	66
Toyota Motor Credit MTN
3.300%, 01/12/2022	200	207
2.800%, 07/13/2022	50	50
2.600%, 01/11/2022	100	100
2.250%, 10/18/2023	50	48
2.150%, 03/12/2020	200	200
1.900%, 04/08/2021	50	49
1.700%, 02/19/2019	50	50
1.550%, 07/13/2018	175	175
1.550%, 10/18/2019	50	50
1.200%, 04/06/2018	50	50
Tribune Media
5.875%, 07/15/2022	200	202
TRU Taj
12.000%, 08/15/2021 (A)	100	87
Unitymedia Hessen GmbH & KG
5.000%, 01/15/2025 (A)	200	203
University of Southern California
3.028%, 10/01/2039	250	227
Univision Communications (A)
6.750%, 09/15/2022	250	262
5.125%, 05/15/2023	100	99
5.125%, 02/15/2025	247	236
Viacom
5.850%, 09/01/2043	100	100
4.850%, 12/15/2034	200	183

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 09/01/2023	$125	$125
2.200%, 04/01/2019	150	150
Viking Cruises
8.500%, 10/15/2022 (A)	100	105
Walt Disney
3.000%, 02/13/2026	100	99
Walt Disney MTN
4.125%, 06/01/2044	125	128
3.000%, 07/30/2046	150	125
2.350%, 12/01/2022	50	49
2.300%, 02/12/2021	100	101
1.850%, 07/30/2026	100	89
Whirlpool
3.700%, 05/01/2025	200	202
WPP Finance
3.750%, 09/19/2024	100	101
Wyndham Worldwide
4.250%, 03/01/2022	100	104
Wynn Las Vegas
5.500%, 03/01/2025 (A)	300	301
5.375%, 03/15/2022	200	204
ZF North America Capital (A)
4.750%, 04/29/2025	250	254
4.500%, 04/29/2022	150	154
4.000%, 04/29/2020	50	52

		44,920

Consumer Staples — 1.9%
Albertsons (A)
6.625%, 06/15/2024	212	221
5.750%, 03/15/2025	165	164
Alliance One International
9.875%, 07/15/2021	50	43
Altria Group
9.700%, 11/10/2018	106	120
9.250%, 08/06/2019	100	118
5.375%, 01/31/2044	200	226
4.000%, 01/31/2024	100	105
2.850%, 08/09/2022	100	100
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	500	535
4.700%, 02/01/2036	400	419
4.625%, 02/01/2044	100	104
3.700%, 02/01/2024	300	309
3.650%, 02/01/2026	400	401
3.300%, 02/01/2023	300	305
2.650%, 02/01/2021	300	302
2.150%, 02/01/2019	62	62
1.900%, 02/01/2019	500	501
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	100	152
5.375%, 01/15/2020	200	218

8	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 01/15/2022	$250	$262
3.750%, 07/15/2042	100	91
Archer-Daniels-Midland
4.479%, 03/01/2021	50	54
4.016%, 04/16/2043	100	98
2.500%, 08/11/2026	100	95
Avon International Operations
7.875%, 08/15/2022 (A)	70	75
Avon Products
7.000%, 03/15/2023	100	96
B&G Foods
4.625%, 06/01/2021	100	102
Brown-Forman
4.500%, 07/15/2045	35	37
Bunge Finance
3.500%, 11/24/2020	50	51
Campbell Soup
4.500%, 02/15/2019	100	105
Coca-Cola
2.875%, 10/27/2025	200	197
2.450%, 11/01/2020	200	204
2.250%, 09/01/2026	50	46
1.650%, 11/01/2018	300	301
1.550%, 09/01/2021	50	49
Coca-Cola European Partners US
3.500%, 09/15/2020	100	105
Coca-Cola Femsa
2.375%, 11/26/2018	150	151
Colgate-Palmolive MTN
4.000%, 08/15/2045	50	52
3.250%, 03/15/2024	50	52
2.300%, 05/03/2022	100	100
1.750%, 03/15/2019	50	50
Conagra Brands
3.200%, 01/25/2023	118	118
Constellation Brands
6.000%, 05/01/2022	30	34
4.250%, 05/01/2023	90	95
3.875%, 11/15/2019	20	21
3.750%, 05/01/2021	25	26
Costco Wholesale
1.700%, 12/15/2019	100	100
Cott Beverages
6.750%, 01/01/2020	80	83
5.375%, 07/01/2022	100	102
CVS Health
5.300%, 12/05/2043	50	56
5.125%, 07/20/2045	255	281
4.875%, 07/20/2035	100	107
4.000%, 12/05/2023	100	105
3.875%, 07/20/2025	200	205
2.875%, 06/01/2026	100	95

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.800%, 07/20/2020	$200	$203
2.750%, 12/01/2022	100	99
2.250%, 12/05/2018	125	126
2.125%, 06/01/2021	50	49
1.900%, 07/20/2018	100	100
Dean Foods
6.500%, 03/15/2023 (A)	147	154
Diageo Capital
2.625%, 04/29/2023	100	99
Diageo Investment
4.250%, 05/11/2042	100	101
2.875%, 05/11/2022	150	151
Dr Pepper Snapple Group
2.550%, 09/15/2026	100	93
2.000%, 01/15/2020	100	100
Edgewell Personal Care
4.700%, 05/24/2022	100	103
Energizer Holdings
5.500%, 06/15/2025 (A)	113	115
Estee Lauder
4.375%, 06/15/2045	50	51
Fresh Market
9.750%, 05/01/2023 (A)	200	178
General Mills
3.150%, 12/15/2021	200	205
Hershey
3.200%, 08/21/2025	100	101
HRG Group
7.875%, 07/15/2019	100	105
7.750%, 01/15/2022	200	210
Ingles Markets
5.750%, 06/15/2023	100	102
Ingredion
3.200%, 10/01/2026	100	97
JBS USA LUX (A)
5.875%, 07/15/2024	250	258
5.750%, 06/15/2025	100	103
JM Smucker
4.375%, 03/15/2045	100	99
4.250%, 03/15/2035	20	20
3.500%, 03/15/2025	100	101
Kellogg
4.000%, 12/15/2020	200	212
Kimberly-Clark
6.625%, 08/01/2037	100	137
3.050%, 08/15/2025	50	50
2.750%, 02/15/2026	50	49
2.150%, 08/15/2020	50	50
1.400%, 02/15/2019	35	35
Kraft Foods Group
6.125%, 08/23/2018	200	213
5.000%, 06/04/2042	100	102

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 06/06/2022	$100	$102
Kraft Heinz Foods
6.875%, 01/26/2039	100	127
6.500%, 02/09/2040	100	123
5.200%, 07/15/2045	100	105
4.375%, 06/01/2046	60	56
3.950%, 07/15/2025	100	101
3.000%, 06/01/2026	55	52
2.800%, 07/02/2020	200	202
Kroger
4.000%, 02/01/2024	200	209
3.875%, 10/15/2046	100	90
2.000%, 01/15/2019	200	200
Kronos Acquisition Holdings
9.000%, 08/15/2023 (A)	125	126
Lamb Weston Holdings (A)
4.875%, 11/01/2026	75	75
4.625%, 11/01/2024	145	145
McCormick
3.250%, 11/15/2025	35	35
Mead Johnson Nutrition
4.125%, 11/15/2025	30	31
3.000%, 11/15/2020	230	232
Molson Coors Brewing
5.000%, 05/01/2042	93	98
4.200%, 07/15/2046	40	37
3.000%, 07/15/2026	200	188
1.450%, 07/15/2019	25	25
Mondelez International
4.000%, 02/01/2024	200	211
Nature’s Bounty
7.625%, 05/15/2021 (A)	193	202
PepsiCo
5.500%, 01/15/2040	100	122
5.000%, 06/01/2018	150	157
4.600%, 07/17/2045	145	158
4.500%, 01/15/2020	200	215
4.250%, 10/22/2044	100	103
3.600%, 03/01/2024	200	210
3.500%, 07/17/2025	100	103
2.750%, 03/05/2022	150	152
1.350%, 10/04/2019	100	99
Philip Morris International
6.375%, 05/16/2038	200	253
5.650%, 05/16/2018	200	210
4.500%, 03/26/2020	100	107
4.250%, 11/10/2044	50	49
4.125%, 03/04/2043	50	48
2.750%, 02/25/2026	50	48
2.125%, 05/10/2023	25	24
1.875%, 02/25/2021	50	49
1.375%, 02/25/2019	30	30

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pilgrim’s Pride
5.750%, 03/15/2025 (A)	$133	$134
Post Holdings (A)
7.750%, 03/15/2024	160	177
5.000%, 08/15/2026	323	312
Procter & Gamble
5.550%, 03/05/2037	100	130
3.100%, 08/15/2023	100	103
2.450%, 11/03/2026	50	48
1.700%, 11/03/2021	100	98
Revlon Consumer Products
5.750%, 02/15/2021	100	100
Reynolds American
6.875%, 05/01/2020	100	114
5.850%, 08/15/2045	100	116
5.700%, 08/15/2035	100	114
4.450%, 06/12/2025	100	105
3.250%, 06/12/2020	254	260
Rite Aid
6.750%, 06/15/2021	300	312
6.125%, 04/01/2023 (A)	265	276
Skandinaviska Enskilda Banken
1.875%, 09/13/2021	250	242
Smithfield Foods
6.625%, 08/15/2022	45	48
Spectrum Brands
5.750%, 07/15/2025	149	156
Sysco
4.850%, 10/01/2045	15	16
3.750%, 10/01/2025	25	25
3.300%, 07/15/2026	100	98
2.600%, 10/01/2020	150	151
TreeHouse Foods
6.000%, 02/15/2024 (A)	120	126
Tyson Foods
4.500%, 06/15/2022	100	106
3.950%, 08/15/2024	150	153
Unilever Capital
5.900%, 11/15/2032	100	130
4.250%, 02/10/2021	100	107
1.375%, 07/28/2021	100	96
US Foods
5.875%, 06/15/2024 (A)	115	120
Vector Group
7.750%, 02/15/2021	147	153
6.125%, 02/01/2025 (A)	80	82
Walgreen
5.250%, 01/15/2019	24	25
Walgreens Boots Alliance
4.800%, 11/18/2044	100	102
4.650%, 06/01/2046	200	200
3.800%, 11/18/2024	100	101

10	Adviser Managed Trust / Semi-Annual Report /January 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.450%, 06/01/2026	$30	$29
3.300%, 11/18/2021	100	102
3.100%, 06/01/2023	30	30
2.600%, 06/01/2021	65	65
1.750%, 05/30/2018	35	35
Wal-Mart Stores
6.500%, 08/15/2037	250	333
5.250%, 09/01/2035	200	235
4.300%, 04/22/2044	225	232
3.300%, 04/22/2024	200	205
3.250%, 10/25/2020	100	105
2.550%, 04/11/2023	150	149
1.125%, 04/11/2018	300	300
WhiteWave Foods
5.375%, 10/01/2022	100	109
Whole Foods Market
5.200%, 12/03/2025	100	106

		23,757

Energy — 3.5%
Alta Mesa Holdings
7.875%, 12/15/2024 (A)	30	32
Anadarko Petroleum
6.600%, 03/15/2046	150	188
6.450%, 09/15/2036	125	150
4.850%, 03/15/2021	250	269
Antero Midstream Partners
5.375%, 09/15/2024 (A)	150	153
Antero Resources
5.625%, 06/01/2023	44	45
5.375%, 11/01/2021	200	205
5.125%, 12/01/2022	200	202
Apache
5.100%, 09/01/2040	200	212
4.750%, 04/15/2043	100	102
3.250%, 04/15/2022	100	102
Baker Hughes
5.125%, 09/15/2040	100	111
Blue Racer Midstream
6.125%, 11/15/2022 (A)	128	131
Boardwalk Pipelines
5.950%, 06/01/2026	100	111
BP Capital Markets
3.994%, 09/26/2023	38	40
3.723%, 11/28/2028	30	30
3.535%, 11/04/2024	100	102
3.506%, 03/17/2025	200	202
3.245%, 05/06/2022	100	102
3.216%, 11/28/2023	50	50
3.119%, 05/04/2026	100	97
2.315%, 02/13/2020	200	201
2.237%, 05/10/2019	200	201

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.112%, 09/16/2021	$150	$147
1.676%, 05/03/2019	47	47
Buckeye Partners
2.650%, 11/15/2018	150	151
California Resources
8.000%, 12/15/2022 (A)	298	265
Calumet Specialty Products Partners
6.500%, 04/15/2021	100	86
Canadian Natural Resources
6.250%, 03/15/2038	150	174
3.900%, 02/01/2025	100	101
Carrizo Oil & Gas
7.500%, 09/15/2020	100	104
6.250%, 04/15/2023	115	118
Cenovus Energy
3.000%, 08/15/2022	200	195
Cheniere Corpus Christi Holdings (A)
7.000%, 06/30/2024	150	168
5.875%, 03/31/2025	250	264
Chesapeake Energy (A)
8.000%, 12/15/2022	382	408
8.000%, 01/15/2025	100	102
Chevron
4.950%, 03/03/2019	225	240
3.326%, 11/17/2025	50	51
3.191%, 06/24/2023	100	102
2.954%, 05/16/2026	100	98
2.566%, 05/16/2023	100	99
2.419%, 11/17/2020	50	51
2.355%, 12/05/2022	100	98
2.193%, 11/15/2019	125	126
2.100%, 05/16/2021	100	99
1.790%, 11/16/2018	50	50
1.561%, 05/16/2019	100	100
CNOOC Nexen Finance
4.250%, 04/30/2024	400	411
Columbia Pipeline Group
3.300%, 06/01/2020	150	153
Comstock Resources PIK
10.000%, 03/15/2020	100	105
Concho Resources
5.500%, 04/01/2023	250	260
4.375%, 01/15/2025	95	97
ConocoPhillips
6.500%, 02/01/2039	225	283
5.750%, 02/01/2019	100	108
4.950%, 03/15/2026	50	55
4.200%, 03/15/2021	100	106
4.150%, 11/15/2034	100	99
3.350%, 11/15/2024	100	100
3.350%, 05/15/2025	95	95
2.400%, 12/15/2022	150	146

Adviser Managed Trust / Semi-Annual Report /January 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CONSOL Energy
8.000%, 04/01/2023	$50	$51
5.875%, 04/15/2022	350	339
Continental Resources
5.000%, 09/15/2022	200	204
4.500%, 04/15/2023	300	296
3.800%, 06/01/2024	250	234
Crestwood Midstream Partners
6.250%, 04/01/2023	70	72
CVR Refining
6.500%, 11/01/2022	100	101
DCP Midstream Operating
5.850%, 05/21/2043 (A)(B)	100	90
3.875%, 03/15/2023	100	96
Denbury Resources
9.000%, 05/15/2021 (A)	74	81
5.500%, 05/01/2022	112	96
4.625%, 07/15/2023	156	124
Devon Energy
5.600%, 07/15/2041	100	106
5.000%, 06/15/2045	150	151
3.250%, 05/15/2022	100	100
Devon Financing
7.875%, 09/30/2031	100	128
Diamond Offshore Drilling
4.875%, 11/01/2043	125	92
Diamondback Energy (A)
5.375%, 05/31/2025	150	155
4.750%, 11/01/2024	75	75
Ecopetrol
5.875%, 09/18/2023	100	106
5.875%, 05/28/2045	200	177
4.125%, 01/16/2025	225	213
Enable Midstream Partners
2.400%, 05/15/2019	100	99
Enbridge
6.000%, 01/15/2077 (B)	100	101
5.500%, 12/01/2046	50	54
4.250%, 12/01/2026	100	103
Enbridge Energy Partners
9.875%, 03/01/2019	50	58
7.375%, 10/15/2045	150	185
5.500%, 09/15/2040	100	99
Encana
6.500%, 02/01/2038	200	221
Endeavor Energy Resources
7.000%, 08/15/2021 (A)	100	105
Energy Transfer Equity
5.875%, 01/15/2024	150	160
5.500%, 06/01/2027	195	202
Energy Transfer Partners
6.125%, 12/15/2045	100	109

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.950%, 10/01/2043	$100	$105
5.200%, 02/01/2022	100	108
5.150%, 03/15/2045	100	97
4.900%, 03/15/2035	250	241
4.750%, 01/15/2026	150	156
4.200%, 04/15/2027	50	50
3.600%, 02/01/2023	185	185
EnLink Midstream Partners
4.850%, 07/15/2026	45	46
4.400%, 04/01/2024	150	151
Ensco
5.750%, 10/01/2044	200	161
5.200%, 03/15/2025	50	45
4.500%, 10/01/2024	120	107
Enterprise Products Operating
5.200%, 09/01/2020	100	109
5.100%, 02/15/2045	225	237
4.850%, 08/15/2042	100	101
4.850%, 03/15/2044	250	255
3.950%, 02/15/2027	20	21
3.700%, 02/15/2026	100	101
3.350%, 03/15/2023	200	203
2.850%, 04/15/2021	30	30
2.550%, 10/15/2019	100	101
EOG Resources
3.150%, 04/01/2025	200	196
2.625%, 03/15/2023	100	97
EP Energy
9.375%, 05/01/2020	350	350
8.000%, 11/29/2024 (A)	30	32
6.375%, 06/15/2023	118	103
Equities Midstream Partners
4.125%, 12/01/2026	35	34
Extraction Oil & Gas Holdings
7.875%, 07/15/2021 (A)	66	70
Exxon Mobil
4.114%, 03/01/2046	200	204
3.567%, 03/06/2045	50	47
3.043%, 03/01/2026	100	99
2.726%, 03/01/2023	200	201
2.709%, 03/06/2025	100	97
2.222%, 03/01/2021	40	40
1.912%, 03/06/2020	100	100
1.708%, 03/01/2019	100	100
Genesis Energy
6.750%, 08/01/2022	100	106
Gibson Energy
6.750%, 07/15/2021 (A)	121	126
Gulfport Energy
6.375%, 05/15/2025	100	102
6.000%, 10/15/2024 (A)	135	138

12	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Halcon Resources
8.625%, 02/01/2020 (A)	$65	$68
Halliburton
7.450%, 09/15/2039	100	136
6.150%, 09/15/2019	100	110
5.000%, 11/15/2045	100	107
4.850%, 11/15/2035	100	107
3.800%, 11/15/2025	100	102
3.500%, 08/01/2023	100	102
Hess
7.125%, 03/15/2033	100	116
5.600%, 02/15/2041	50	52
4.300%, 04/01/2027	150	150
Hilcorp Energy I
5.750%, 10/01/2025 (A)	167	168
Husky Energy
4.000%, 04/15/2024	200	205
Jupiter Resources
8.500%, 10/01/2022 (A)	150	133
Kinder Morgan
5.550%, 06/01/2045	100	105
5.300%, 12/01/2034	250	256
5.050%, 02/15/2046	90	90
4.300%, 06/01/2025	100	103
3.050%, 12/01/2019	325	331
Kinder Morgan Energy Partners
5.500%, 03/01/2044	250	257
4.300%, 05/01/2024	200	206
4.250%, 09/01/2024	100	102
2.650%, 02/01/2019	100	101
Laredo Petroleum
7.375%, 05/01/2022	100	104
Magellan Midstream Partners
4.200%, 03/15/2045	200	183
Marathon Oil
5.200%, 06/01/2045	50	49
2.800%, 11/01/2022	100	96
Marathon Petroleum
6.500%, 03/01/2041	150	163
5.125%, 03/01/2021	50	54
2.700%, 12/14/2018	50	51
McDermott International
8.000%, 05/01/2021 (A)	100	102
MEG Energy (A)
7.000%, 03/31/2024	100	94
6.500%, 01/15/2025	55	56
6.375%, 01/30/2023	200	186
MPLX
4.875%, 06/01/2025	100	105
4.500%, 07/15/2023	150	156
Murphy Oil
6.875%, 08/15/2024	185	199

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.700%, 12/01/2022	$50	$49
Nabors Industries
5.500%, 01/15/2023 (A)	200	209
National Oilwell Varco
3.950%, 12/01/2042	100	80
2.600%, 12/01/2022	100	94
Navios Maritime Acquisition
8.125%, 11/15/2021 (A)	100	91
Newfield Exploration
5.625%, 07/01/2024	195	205
5.375%, 01/01/2026	77	80
Nexen Energy
6.400%, 05/15/2037	200	242
NGL Energy Partners
7.500%, 11/01/2023 (A)	120	126
NGPL PipeCo
9.625%, 06/01/2019 (A)	100	104
Noble Energy
5.250%, 11/15/2043	100	104
5.050%, 11/15/2044	150	153
4.150%, 12/15/2021	50	52
3.900%, 11/15/2024	100	101
Noble Holding International
7.750%, 01/15/2024	125	124
5.250%, 03/15/2042	80	59
Northern Oil and Gas
8.000%, 06/01/2020	100	88
Oasis Petroleum
6.875%, 03/15/2022	100	102
Occidental Petroleum
4.400%, 04/15/2046	50	51
4.100%, 02/01/2021	200	212
3.000%, 02/15/2027	100	97
2.700%, 02/15/2023	100	99
ONEOK
7.500%, 09/01/2023	80	93
ONEOK Partners
6.200%, 09/15/2043	50	57
3.200%, 09/15/2018	200	204
Pacific Drilling
5.375%, 06/01/2020 (A)	200	101
Parsley Energy
5.375%, 01/15/2025 (A)	50	51
PBF Holding
8.250%, 02/15/2020	150	154
7.000%, 11/15/2023	70	71
Permian Resources (A)
13.000%, 11/30/2020	100	119
7.375%, 11/01/2021	100	85
7.125%, 11/01/2020	150	129
Petroleos Mexicanos MTN
6.875%, 08/04/2026	100	106

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.625%, 01/23/2046	$300	$250
5.500%, 02/04/2019	60	63
4.625%, 09/21/2023	120	117
4.500%, 01/23/2026	150	136
3.500%, 07/23/2020	250	248
Petroleos Mexicanos
6.625%, 06/15/2035	300	294
6.500%, 03/13/2027 (A)	225	231
6.500%, 06/02/2041	260	242
6.375%, 02/04/2021	100	107
5.750%, 03/01/2018	200	207
3.500%, 01/30/2023	250	230
2.378%, 04/15/2025	81	81
PHI
5.250%, 03/15/2019	100	96
Phillips 66
5.875%, 05/01/2042	100	119
4.875%, 11/15/2044	100	105
4.650%, 11/15/2034	150	157
4.300%, 04/01/2022	150	161
Phillips 66 Partners
4.900%, 10/01/2046	25	24
3.550%, 10/01/2026	25	24
2.646%, 02/15/2020	150	150
Pioneer Natural Resources
7.200%, 01/15/2028	66	81
3.950%, 07/15/2022	200	207
Plains All American Pipeline
4.700%, 06/15/2044	100	90
4.650%, 10/15/2025	100	102
4.500%, 12/15/2026	100	101
3.600%, 11/01/2024	100	96
2.600%, 12/15/2019	100	100
Puget Energy
5.625%, 07/15/2022	100	111
3.650%, 05/15/2025	50	49
Puget Sound Energy
4.300%, 05/20/2045	50	52
Puma International Financing
6.750%, 02/01/2021 (A)	200	207
QEP Resources
5.375%, 10/01/2022	100	101
5.250%, 05/01/2023	100	100
Range Resources
5.000%, 03/15/2023 (A)	150	149
4.875%, 05/15/2025	138	135
Rice Energy
6.250%, 05/01/2022	150	156
Rockies Express Pipeline
6.000%, 01/15/2019 (A)	100	106
Rowan
4.875%, 06/01/2022	225	214

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
RSP Permian
6.625%, 10/01/2022	$150	$158
Sabine Pass Liquefaction
5.750%, 05/15/2024	175	191
5.625%, 02/01/2021	225	243
5.625%, 03/01/2025	175	190
Sanchez Energy
6.125%, 01/15/2023	300	288
Sasol Financing International
4.500%, 11/14/2022	200	200
Schlumberger Investment
3.650%, 12/01/2023	100	105
SESI
7.125%, 12/15/2021	53	54
Seven Generations Energy
8.250%, 05/15/2020 (A)	100	106
Shell International Finance BV
6.375%, 12/15/2038	200	257
4.375%, 03/25/2020	100	107
4.375%, 05/11/2045	100	102
4.300%, 09/22/2019	150	159
4.125%, 05/11/2035	200	203
4.000%, 05/10/2046	50	48
3.750%, 09/12/2046	50	46
2.875%, 05/10/2026	50	48
2.500%, 09/12/2026	50	47
2.250%, 11/10/2020	150	150
2.250%, 01/06/2023	100	97
2.125%, 05/11/2020	200	200
1.875%, 05/10/2021	50	49
1.750%, 09/12/2021	50	49
1.625%, 11/10/2018	100	100
1.375%, 05/10/2019	50	50
1.375%, 09/12/2019	50	49
SM Energy
6.125%, 11/15/2022	30	31
5.625%, 06/01/2025	113	110
5.000%, 01/15/2024	100	95
Southwestern Energy
6.700%, 01/23/2025	100	101
4.100%, 03/15/2022	300	278
Spectra Energy Partners
4.750%, 03/15/2024	100	107
3.500%, 03/15/2025	100	98
2.950%, 09/25/2018	100	101
Statoil
4.800%, 11/08/2043	100	110
3.700%, 03/01/2024	200	209
2.250%, 11/08/2019	250	252
1.150%, 05/15/2018	100	100
Suncor Energy
6.850%, 06/01/2039	150	197

14	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.500%, 06/15/2038	$200	$256
6.100%, 06/01/2018	100	106
Sunoco
6.375%, 04/01/2023	83	85
6.250%, 04/15/2021	56	57
5.500%, 08/01/2020	120	123
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	125	126
3.900%, 07/15/2026	100	98
Targa Resources Partners
5.125%, 02/01/2025 (A)	50	52
4.250%, 11/15/2023	50	49
4.125%, 11/15/2019	115	117
Tesoro (A)
5.125%, 12/15/2026	145	151
4.750%, 12/15/2023	150	154
Tesoro Logistics
6.250%, 10/15/2022	110	117
6.125%, 10/15/2021	100	105
5.250%, 01/15/2025	140	146
Total Capital International
3.750%, 04/10/2024	150	157
2.875%, 02/17/2022	100	102
2.700%, 01/25/2023	100	100
2.100%, 06/19/2019	250	251
TransCanada PipeLines
6.200%, 10/15/2037	250	316
4.875%, 01/15/2026	100	111
2.500%, 08/01/2022	100	98
Transocean
9.000%, 07/15/2023 (A)	125	133
8.125%, 12/15/2021	100	104
Transocean Phoenix 2
7.750%, 10/15/2024 (A)	125	134
Tullow Oil
6.250%, 04/15/2022 (A)	200	185
Valero Energy
6.625%, 06/15/2037	100	118
3.650%, 03/15/2025	200	198
Valero Energy Partners
4.375%, 12/15/2026	20	20
Weatherford International
8.250%, 06/15/2023	39	40
7.750%, 06/15/2021	219	226
4.500%, 04/15/2022	100	89
Western Gas Partners
5.450%, 04/01/2044	150	156
4.650%, 07/01/2026	150	156
3.950%, 06/01/2025	100	100
Whiting Petroleum
5.750%, 03/15/2021	100	101
5.000%, 03/15/2019	200	204

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Williams
5.750%, 06/24/2044	$100	$101
4.550%, 06/24/2024	300	304
Williams Partners
6.300%, 04/15/2040	100	113
4.900%, 01/15/2045	150	145
4.875%, 03/15/2024	125	129
4.300%, 03/04/2024	260	268
3.900%, 01/15/2025	100	100
3.600%, 03/15/2022	150	152
WPX Energy
7.500%, 08/01/2020	75	81
5.250%, 09/15/2024	150	148
XTO Energy
6.500%, 12/15/2018	100	109

		43,107

Financials — 7.6%
Aflac
3.625%, 11/15/2024	100	103
2.400%, 03/16/2020	100	101
African Development Bank
1.250%, 07/26/2021	100	96
1.125%, 09/20/2019	100	99
African Development Bank MTN
0.875%, 03/15/2018	400	398
Alliant Holdings Intermediate
8.250%, 08/01/2023 (A)	100	106
Allstate
5.950%, 04/01/2036	100	124
5.750%, 08/15/2053 (B)	100	106
Ally Financial
5.750%, 11/20/2025	100	101
3.750%, 11/18/2019	100	102
3.600%, 05/21/2018	200	203
American Express
7.000%, 03/19/2018	150	159
4.050%, 12/03/2042	100	97
2.650%, 12/02/2022	100	98
American Express Credit MTN
2.375%, 05/26/2020	50	50
2.250%, 08/15/2019	100	101
2.250%, 05/05/2021	350	346
1.800%, 07/31/2018	100	100
American Financial Group
3.500%, 08/15/2026	50	48
American International Group
4.500%, 07/16/2044	250	241
4.125%, 02/15/2024	100	104
3.875%, 01/15/2035	100	93
2.300%, 07/16/2019	200	202

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ameriprise Financial
3.700%, 10/15/2024	$100	$103
Andina de Fomento
4.375%, 06/15/2022	100	107
Aon
8.205%, 01/01/2027	100	128
4.600%, 06/14/2044	100	99
3.500%, 06/14/2024	200	201
Arch Capital Group
5.144%, 11/01/2043	150	158
Ares Capital
3.625%, 01/19/2022	100	98
Asian Development Bank MTN
2.625%, 01/12/2027	200	199
2.000%, 01/22/2025	150	144
2.000%, 04/24/2026	100	94
1.875%, 04/12/2019	100	101
1.750%, 09/11/2018	350	352
1.750%, 01/10/2020	200	200
1.750%, 08/14/2026	100	92
1.625%, 08/26/2020	100	99
1.625%, 03/16/2021	150	148
1.500%, 01/22/2020	350	348
1.375%, 01/15/2019	100	100
Australia & New Zealand Banking Group MTN
3.700%, 11/16/2025	250	258
Australia & New Zealand Banking Group NY
2.550%, 11/23/2021	250	248
AXIS Specialty Finance
5.150%, 04/01/2045	100	100
Bank of America
7.750%, 05/14/2038	275	379
6.110%, 01/29/2037	150	175
1.750%, 06/05/2018	500	500
1.650%, 03/26/2018	300	300
Bank of America MTN
5.650%, 05/01/2018	200	209
5.625%, 07/01/2020	200	220
5.000%, 05/13/2021	250	271
5.000%, 01/21/2044	150	163
4.750%, 04/21/2045	40	40
4.183%, 11/25/2027	150	149
4.100%, 07/24/2023	415	431
4.000%, 04/01/2024	285	293
4.000%, 01/22/2025	250	249
3.875%, 08/01/2025	100	101
3.500%, 04/19/2026	300	295
2.650%, 04/01/2019	300	303
2.625%, 10/19/2020	100	100
2.625%, 04/19/2021	100	99
2.250%, 04/21/2020	150	149
2.151%, 11/09/2020	250	246

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of Montreal MTN
2.100%, 12/12/2019	$65	$65
1.900%, 08/27/2021	100	97
1.800%, 07/31/2018	200	200
1.350%, 08/28/2018	100	100
Bank of New York Mellon
3.550%, 09/23/2021	100	104
Bank of New York Mellon MTN
3.442%, 02/07/2028 (B)	35	35
3.000%, 02/24/2025	150	148
3.000%, 10/30/2028	85	81
2.800%, 05/04/2026	50	48
2.600%, 08/17/2020	200	202
2.600%, 02/07/2022	50	50
2.450%, 11/27/2020	50	50
2.300%, 09/11/2019	200	202
2.050%, 05/03/2021	50	49
Bank of Nova Scotia
2.800%, 07/21/2021	50	50
2.450%, 03/22/2021	250	249
2.050%, 10/30/2018	100	101
1.875%, 04/26/2021	300	294
1.700%, 06/11/2018	100	100
1.650%, 06/14/2019	150	149
1.450%, 04/25/2018	200	199
Barclays
5.250%, 08/17/2045	200	210
4.375%, 01/12/2026	200	201
4.337%, 01/10/2028	200	200
3.650%, 03/16/2025	250	241
3.250%, 01/12/2021	300	301
BB&T MTN
2.625%, 06/29/2020	100	101
2.450%, 01/15/2020	150	152
Bear Stearns
7.250%, 02/01/2018	195	206
Berkshire Hathaway
5.400%, 05/15/2018	100	105
4.500%, 02/11/2043	50	53
4.250%, 01/15/2021	100	108
3.125%, 03/15/2026	35	35
3.000%, 02/11/2023	150	152
2.750%, 03/15/2023	200	199
2.200%, 03/15/2021	35	35
2.100%, 08/14/2019	200	202
1.700%, 03/15/2019	60	60
BlackRock
3.500%, 03/18/2024	200	206
BNP Paribas
2.375%, 05/21/2020	200	200
BNP Paribas MTN
5.000%, 01/15/2021	150	164
2.450%, 03/17/2019	300	302

16	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BPCE
2.500%, 12/10/2018	$320	$323
Branch Banking & Trust
3.625%, 09/16/2025	250	253
Canadian Imperial Bank of Commerce
1.600%, 09/06/2019	100	99
Capital One
3.750%, 07/28/2026	50	48
3.200%, 02/05/2025	100	97
2.250%, 02/13/2019	350	351
2.250%, 09/13/2021	250	244
1.650%, 02/05/2018	300	300
Charles Schwab
3.450%, 02/13/2026	70	70
Chubb INA Holdings
3.350%, 05/15/2024	200	203
3.150%, 03/15/2025	100	100
2.300%, 11/03/2020	200	201
CIT Group
5.500%, 02/15/2019 (A)	200	210
5.250%, 03/15/2018	200	207
5.000%, 08/15/2022	200	210
Citigroup
6.675%, 09/13/2043	90	114
6.125%, 08/25/2036	200	233
4.750%, 05/18/2046	50	50
4.650%, 07/30/2045	100	104
4.600%, 03/09/2026	35	36
4.450%, 09/29/2027	500	507
3.875%, 03/26/2025	300	296
3.700%, 01/12/2026	300	299
3.400%, 05/01/2026	150	145
3.300%, 04/27/2025	300	293
3.200%, 10/21/2026	200	189
2.700%, 03/30/2021	100	99
2.650%, 10/26/2020	200	201
2.350%, 08/02/2021	50	49
2.150%, 07/30/2018	50	50
2.050%, 12/07/2018	150	150
1.800%, 02/05/2018	300	300
1.700%, 04/27/2018	300	300
Citizens Financial Group
4.350%, 08/01/2025	100	102
2.375%, 07/28/2021	30	29
CME Group
3.000%, 03/15/2025	100	100
CNA Financial
4.500%, 03/01/2026	100	104
CNO Financial Group
5.250%, 05/30/2025	90	91

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Commonwealth Bank of Australia
2.500%, 09/20/2018	$250	$253
Commonwealth Bank of Australia MTN
2.300%, 03/12/2020	250	250
Cooperatieve Rabobank
5.250%, 08/04/2045	250	272
4.625%, 12/01/2023	250	264
3.750%, 07/21/2026	250	243
Cooperatieve Rabobank MTN
3.875%, 02/08/2022	250	262
2.500%, 01/19/2021	250	250
Council of Europe Development Bank
1.750%, 11/14/2019	50	50
1.625%, 03/10/2020	100	99
1.000%, 03/07/2018	125	125
Credit Suisse MTN
3.625%, 09/09/2024	250	251
Credit Suisse
1.700%, 04/27/2018	300	300
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	250	252
3.800%, 06/09/2023	250	250
3.750%, 03/26/2025	250	243
3.450%, 04/16/2021	250	253
Deutsche Bank
4.500%, 04/01/2025	200	189
1.875%, 02/13/2018	150	149
Deutsche Bank MTN
4.296%, 05/24/2028 (B)	300	279
3.700%, 05/30/2024	250	240
3.375%, 05/12/2021	100	100
2.850%, 05/10/2019	100	100
DFC Finance PIK
12.000%, 06/16/2020 (A)	90	45
Discover Bank
4.200%, 08/08/2023	250	260
Discover Financial Services
3.850%, 11/21/2022	100	102
Enova International
9.750%, 06/01/2021	100	101
European Bank for Reconstruction & Development MTN
2.000%, 02/01/2021	200	200
1.750%, 06/14/2019	100	100
1.750%, 11/26/2019	200	200
0.875%, 07/22/2019	250	249
European Investment Bank MTN
1.375%, 09/15/2021	250	241
European Investment Bank
2.875%, 09/15/2020	125	129
2.250%, 03/15/2022	400	399
2.125%, 10/15/2021	500	498

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.000%, 03/15/2021	$150	$149
1.875%, 02/10/2025	400	381
1.750%, 06/17/2019	200	201
1.625%, 03/16/2020	100	99
1.625%, 12/15/2020	500	492
1.625%, 06/15/2021	150	146
1.375%, 06/15/2020	300	294
1.250%, 05/15/2018	500	500
1.250%, 12/16/2019	250	246
1.125%, 08/15/2018	600	598
1.000%, 06/15/2018	250	249
FBM Finance
8.250%, 08/15/2021 (A)	130	139
Fifth Third Bancorp
2.875%, 07/27/2020	150	152
Fifth Third Bank
1.625%, 09/27/2019	200	198
Fifth Third Bank MTN
2.150%, 08/20/2018	250	251
Franklin Resources
2.850%, 03/30/2025	150	145
Goldman Sachs Group MTN
6.000%, 06/15/2020	350	388
4.800%, 07/08/2044	100	105
3.850%, 07/08/2024	200	204
Goldman Sachs Group
6.750%, 10/01/2037	625	770
6.250%, 02/01/2041	100	125
6.150%, 04/01/2018	150	157
5.750%, 01/24/2022	130	146
4.750%, 10/21/2045	100	104
3.750%, 05/22/2025	250	251
3.750%, 02/25/2026	60	60
3.500%, 01/23/2025	300	297
3.500%, 11/16/2026	300	291
2.875%, 02/25/2021	100	100
2.625%, 01/31/2019	250	253
2.600%, 04/23/2020	300	301
2.550%, 10/23/2019	200	201
2.350%, 11/15/2021	200	194
2.300%, 12/13/2019	210	210
Harland Clarke Holdings
9.250%, 03/01/2021 (A)	150	138
Hartford Financial Services Group
5.500%, 03/30/2020	150	164
4.300%, 04/15/2043	100	94
HSBC
2.375%, 11/13/2019	300	301
2.350%, 03/05/2020	350	349
HSBC Finance
6.676%, 01/15/2021	300	338

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HSBC Holdings
6.500%, 05/02/2036	$200	$243
6.500%, 09/15/2037	225	276
5.250%, 03/14/2044	200	214
4.375%, 11/23/2026	200	201
4.300%, 03/08/2026	400	412
2.950%, 05/25/2021	250	251
2.650%, 01/05/2022	200	196
HUB International
7.875%, 10/01/2021 (A)	250	262
Huntington National Bank
1.700%, 02/26/2018	250	250
Industrial & Commercial Bank of China
2.452%, 10/20/2021	250	244
Inter-American Development Bank MTN
1.750%, 10/15/2019	700	702
Inter-American Development Bank
3.200%, 08/07/2042	100	95
3.000%, 02/21/2024	300	310
1.875%, 03/15/2021	100	100
1.125%, 08/28/2018	200	199
1.000%, 05/13/2019	500	495
0.875%, 03/15/2018	200	199
Intercontinental Exchange
3.750%, 12/01/2025	55	56
2.750%, 12/01/2020	55	56
International Bank for Reconstruction & Development MTN
1.875%, 10/27/2026	200	187
1.625%, 03/09/2021	350	345
1.375%, 05/24/2021	250	244
1.125%, 11/27/2019	250	246
0.875%, 08/15/2019	500	492
International Bank for Reconstruction & Development
2.500%, 11/25/2024	200	199
2.500%, 07/29/2025	150	148
2.125%, 11/01/2020	450	454
2.000%, 01/26/2022	200	199
1.875%, 03/15/2019	500	505
1.750%, 04/19/2023	350	338
1.625%, 02/10/2022	200	195
1.250%, 07/26/2019	350	348
0.875%, 07/19/2018	350	348
International Finance
1.750%, 09/16/2019	100	101
0.875%, 06/15/2018	500	497
International Finance MTN
1.750%, 09/04/2018	200	201
1.125%, 07/20/2021	100	96
Intesa Sanpaolo MTN (A)
5.710%, 01/15/2026	200	190
5.017%, 06/26/2024	400	370

18	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Invesco Finance
5.375%, 11/30/2043	$150	$166
Jefferies Group
6.875%, 04/15/2021	100	114
4.850%, 01/15/2027	135	134
JPMorgan Chase MTN
1.700%, 03/01/2018	150	150
JPMorgan Chase
6.400%, 05/15/2038	100	129
6.300%, 04/23/2019	200	218
5.625%, 08/16/2043	190	217
4.950%, 06/01/2045	200	210
4.625%, 05/10/2021	150	162
4.350%, 08/15/2021	100	107
4.250%, 10/01/2027	295	300
3.900%, 07/15/2025	100	103
3.875%, 02/01/2024	200	207
3.625%, 05/13/2024	425	432
3.300%, 04/01/2026	150	147
3.250%, 09/23/2022	200	203
3.125%, 01/23/2025	200	196
2.950%, 10/01/2026	200	189
2.750%, 06/23/2020	100	101
2.700%, 05/18/2023	250	244
2.550%, 10/29/2020	485	487
2.550%, 03/01/2021	200	199
2.250%, 01/23/2020	350	351
2.200%, 10/22/2019	250	250
1.850%, 03/22/2019	150	150
1.650%, 09/23/2019	250	248
Jurassic Holdings III
6.875%, 02/15/2021 (A)	50	42
KeyBank
2.500%, 12/15/2019	250	252
KeyCorp MTN
2.900%, 09/15/2020	200	203
Korea Development Bank
2.500%, 03/11/2020	200	200
2.000%, 09/12/2026	200	179
Kreditanstalt fuer Wiederaufbau MTN
1.500%, 04/20/2020	1,500	1,484
Kreditanstalt fuer Wiederaufbau
3.080%, 04/18/2036 (C)	200	107
2.750%, 10/01/2020	200	206
2.500%, 11/20/2024	300	299
2.125%, 03/07/2022	500	497
2.125%, 01/17/2023	150	148
2.000%, 11/30/2021	50	50
2.000%, 10/04/2022	250	245
2.000%, 05/02/2025	250	239
1.875%, 04/01/2019	525	529

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.625%, 03/15/2021	$250	$246
1.500%, 02/06/2019	150	150
1.500%, 06/15/2021	500	488
1.250%, 09/30/2019	250	247
1.000%, 09/07/2018	250	248
0.875%, 04/19/2018	250	249
Landwirtschaftliche Rentenbank
2.375%, 06/10/2025	150	148
2.250%, 10/01/2021	150	150
2.000%, 01/13/2025	100	96
1.000%, 04/04/2018	300	299
Lazard Group
3.750%, 02/13/2025	50	49
Legg Mason
4.750%, 03/15/2026	50	52
Leucadia National
5.500%, 10/18/2023	100	106
Lincoln National
3.625%, 12/12/2026	50	50
3.350%, 03/09/2025	150	147
Lloyds Banking Group
4.650%, 03/24/2026	200	202
3.750%, 01/11/2027	200	197
3.100%, 07/06/2021	300	303
Loews
2.625%, 05/15/2023	100	98
Manufacturers & Traders Trust
2.100%, 02/06/2020	250	250
Markel
5.000%, 04/05/2046	100	101
Marsh & McLennan
4.350%, 01/30/2047	20	19
3.750%, 03/14/2026	100	102
2.750%, 01/30/2022	30	30
2.350%, 03/06/2020	100	100
MetLife
4.875%, 11/13/2043	100	108
4.600%, 05/13/2046	100	105
4.368%, 09/15/2023	285	306
4.050%, 03/01/2045	100	95
3.600%, 04/10/2024	200	205
3.600%, 11/13/2025	100	102
Mitsubishi UFJ Financial Group
3.850%, 03/01/2026	200	204
2.950%, 03/01/2021	200	201
Morgan Stanley
5.750%, 01/25/2021	175	194
2.650%, 01/27/2020	200	202
Morgan Stanley MTN
6.375%, 07/24/2042	250	314
5.500%, 07/24/2020	275	300
4.875%, 11/01/2022	165	177

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.350%, 09/08/2026	$340	$345
4.300%, 01/27/2045	100	98
4.000%, 07/23/2025	155	158
3.875%, 01/27/2026	250	252
3.125%, 07/27/2026	200	190
2.625%, 11/17/2021	300	296
2.500%, 04/21/2021	210	207
2.450%, 02/01/2019	600	604
2.375%, 07/23/2019	300	301
2.200%, 12/07/2018	150	151
MSCI (A)
5.750%, 08/15/2025	62	66
5.250%, 11/15/2024	150	156
4.750%, 08/01/2026	130	129
MUFG Union Bank
2.625%, 09/26/2018	250	252
National Australia Bank MTN
2.625%, 01/14/2021	300	301
2.500%, 07/12/2026	250	231
National Rural Utilities Cooperative Finance MTN
3.250%, 11/01/2025	200	202
National Rural Utilities Cooperative Finance
10.375%, 11/01/2018	150	172
2.950%, 02/07/2024	30	30
Nationstar Mortgage
6.500%, 07/01/2021	100	102
Navient MTN
5.500%, 01/15/2019	250	256
5.500%, 01/25/2023	150	141
4.875%, 06/17/2019	100	101
NFP
9.000%, 07/15/2021 (A)	117	123
Nomura Holdings MTN
2.750%, 03/19/2019	300	303
Nordic Investment Bank
1.125%, 02/25/2019	200	198
Nordic Investment Bank MTN
1.125%, 03/19/2018	200	200
Oesterreichische Kontrollbank
1.875%, 01/20/2021	300	297
1.750%, 01/24/2020	200	200
1.375%, 02/10/2020	100	98
Old Republic International
3.875%, 08/26/2026	50	48
OneMain Financial Holdings (A)
7.250%, 12/15/2021	150	153
6.750%, 12/15/2019	90	94
Opal Acquisition
8.875%, 12/15/2021 (A)	100	86
PetSmart
7.125%, 03/15/2023 (A)	283	278

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PNC Bank
3.300%, 10/30/2024	$250	$251
2.450%, 11/05/2020	250	251
2.250%, 07/02/2019	250	252
1.500%, 02/23/2018	250	250
PNC Bank MTN
2.150%, 04/29/2021	250	247
Principal Financial Group
3.400%, 05/15/2025	150	149
Private Export Funding
3.250%, 06/15/2025	150	154
2.300%, 09/15/2020	150	152
Progressive
3.700%, 01/26/2045	50	47
2.450%, 01/15/2027	150	139
Prudential Financial (B)
5.875%, 09/15/2042	100	106
5.625%, 06/15/2043	200	211
Prudential Financial MTN
5.700%, 12/14/2036	100	117
4.600%, 05/15/2044	50	52
3.500%, 05/15/2024	100	101
2.350%, 08/15/2019	100	101
Quicken Loans
5.750%, 05/01/2025 (A)	250	241
Regions Financial
3.200%, 02/08/2021	150	153
Reinsurance Group of America
3.950%, 09/15/2026	30	30
Royal Bank of Canada MTN
2.750%, 02/01/2022	100	101
2.350%, 10/30/2020	250	250
2.200%, 07/27/2018	250	252
2.000%, 12/10/2018	100	100
1.800%, 07/30/2018	50	50
Royal Bank of Canada
2.300%, 03/22/2021	150	149
2.100%, 10/14/2020	200	199
2.000%, 10/01/2018	125	126
Royal Bank of Scotland Group
6.125%, 12/15/2022	300	317
6.000%, 12/19/2023	375	394
5.125%, 05/28/2024	300	299
4.800%, 04/05/2026	200	200
S&P Global
4.400%, 02/15/2026	100	105
4.000%, 06/15/2025	50	51
Santander Holdings USA
2.700%, 05/24/2019	100	100
2.650%, 04/17/2020	100	99
Santander Issuances
5.179%, 11/19/2025	200	202

20	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Santander UK
3.050%, 08/23/2018	$100	$102
2.375%, 03/16/2020	150	149
Santander UK Group Holdings
2.875%, 10/16/2020	100	100
Santander UK Group Holdings MTN
3.125%, 01/08/2021	300	302
Springleaf Finance
8.250%, 12/15/2020	200	215
7.750%, 10/01/2021	100	104
5.250%, 12/15/2019	100	100
Starwood Property Trust
5.000%, 12/15/2021 (A)	55	56
Stifel Financial
4.250%, 07/18/2024	50	50
Sumitomo Mitsui Banking
2.450%, 01/16/2020	250	250
Sumitomo Mitsui Financial Group
3.784%, 03/09/2026	100	101
2.934%, 03/09/2021	100	101
2.632%, 07/14/2026	100	92
2.442%, 10/19/2021	250	245
2.058%, 07/14/2021	250	242
SunTrust Banks
2.900%, 03/03/2021	150	152
2.700%, 01/27/2022	100	99
Svenska Handelsbanken MTN
2.250%, 06/17/2019	250	251
1.875%, 09/07/2021	250	242
Synchrony Financial
4.250%, 08/15/2024	100	102
3.700%, 08/04/2026	100	97
2.700%, 02/03/2020	100	100
2.600%, 01/15/2019	50	51
TD Ameritrade Holding
2.950%, 04/01/2022	100	101
TMX Finance
8.500%, 09/15/2018 (A)	100	92
Toronto-Dominion Bank
3.625%, 09/15/2031 (B)	150	146
Toronto-Dominion Bank MTN
2.500%, 12/14/2020	150	151
2.250%, 11/05/2019	100	101
2.125%, 04/07/2021	150	148
1.950%, 01/22/2019	100	100
1.750%, 07/23/2018	50	50
1.625%, 03/13/2018	150	150
Travelers MTN
6.250%, 06/15/2037	200	257
Travelers
3.750%, 05/15/2046	25	24

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Trinity Acquisition
4.400%, 03/15/2026	$150	$152
UBS MTN
2.375%, 08/14/2019	500	503
Unum Group
3.875%, 11/05/2025	50	49
3.000%, 05/15/2021	30	30
US Bancorp MTN
3.600%, 09/11/2024	150	153
2.950%, 07/15/2022	200	202
2.375%, 07/22/2026	150	139
2.200%, 04/25/2019	250	252
USI
7.750%, 01/15/2021 (A)	50	51
Visa
4.300%, 12/14/2045	100	103
4.150%, 12/14/2035	130	134
3.150%, 12/14/2025	200	200
2.800%, 12/14/2022	100	101
2.200%, 12/14/2020	200	201
Voya Financial
5.650%, 05/15/2053 (B)	100	101
2.900%, 02/15/2018	115	116
Walter Investment Management
7.875%, 12/15/2021	125	102
Wells Fargo
5.606%, 01/15/2044	150	171
5.375%, 11/02/2043	280	310
3.900%, 05/01/2045	150	142
3.000%, 04/22/2026	250	238
3.000%, 10/23/2026	250	237
2.500%, 03/04/2021	250	248
2.150%, 01/15/2019	250	251
1.750%, 05/24/2019	250	249
Wells Fargo MTN
4.900%, 11/17/2045	165	171
4.300%, 07/22/2027	100	102
4.125%, 08/15/2023	250	261
4.100%, 06/03/2026	235	238
3.450%, 02/13/2023	300	303
3.000%, 02/19/2025	100	96
2.600%, 07/22/2020	250	251
2.150%, 01/30/2020	400	399
Wells Fargo Capital X
5.950%, 12/15/2036	250	263
Westpac Banking
2.850%, 05/13/2026	200	191
2.700%, 08/19/2026	100	94
2.600%, 11/23/2020	50	50
2.250%, 01/17/2019	100	101
2.100%, 05/13/2021	50	49
2.000%, 08/19/2021	100	97

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.950%, 11/23/2018	$100	$100
1.650%, 05/13/2019	50	50
1.600%, 08/19/2019	100	99
XLIT
5.500%, 03/31/2045	100	98
4.450%, 03/31/2025	100	100

		93,155

Health Care — 2.9%
Abbott Laboratories
5.125%, 04/01/2019	100	106
4.900%, 11/30/2046	200	200
4.750%, 11/30/2036	100	101
3.750%, 11/30/2026	150	148
3.400%, 11/30/2023	100	100
2.950%, 03/15/2025	100	95
2.900%, 11/30/2021	100	99
2.350%, 11/22/2019	100	100
2.000%, 03/15/2020	100	99
AbbVie
4.700%, 05/14/2045	135	131
4.500%, 05/14/2035	140	138
4.450%, 05/14/2046	250	234
4.400%, 11/06/2042	150	141
4.300%, 05/14/2036	50	48
3.600%, 05/14/2025	100	98
3.200%, 11/06/2022	45	45
3.200%, 05/14/2026	100	95
2.900%, 11/06/2022	100	99
2.850%, 05/14/2023	50	49
2.500%, 05/14/2020	100	101
2.300%, 05/14/2021	100	98
1.800%, 05/14/2018	265	265
Acadia Healthcare
5.625%, 02/15/2023	100	102
Actavis
3.250%, 10/01/2022	50	50
Actavis Funding
4.850%, 06/15/2044	50	50
4.750%, 03/15/2045	200	197
4.550%, 03/15/2035	300	296
3.850%, 06/15/2024	100	100
3.800%, 03/15/2025	200	200
3.450%, 03/15/2022	200	202
3.000%, 03/12/2020	300	305
Aetna
4.375%, 06/15/2046	200	200
4.250%, 06/15/2036	40	40
3.200%, 06/15/2026	200	200
2.800%, 06/15/2023	25	25
2.400%, 06/15/2021	55	55
2.200%, 03/15/2019	150	151
1.900%, 06/07/2019	70	70
1.700%, 06/07/2018	200	200

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Agilent Technologies
3.050%, 09/22/2026	$65	$63
AMAG Pharmaceuticals
7.875%, 09/01/2023 (A)	65	63
AmerisourceBergen
4.250%, 03/01/2045	25	24
3.400%, 05/15/2024	100	101
Amgen
5.150%, 11/15/2041	200	212
4.563%, 06/15/2048	100	97
4.400%, 05/01/2045	125	119
3.875%, 11/15/2021	100	105
3.625%, 05/22/2024	150	152
3.125%, 05/01/2025	150	146
2.600%, 08/19/2026	100	92
2.250%, 08/19/2023	100	95
2.200%, 05/22/2019	150	151
1.850%, 08/19/2021	50	48
Anthem
5.100%, 01/15/2044	150	161
4.650%, 01/15/2043	150	150
3.500%, 08/15/2024	150	149
3.300%, 01/15/2023	100	100
2.250%, 08/15/2019	100	101
Ascension Health
3.945%, 11/15/2046	35	34
AstraZeneca
6.450%, 09/15/2037	200	259
4.375%, 11/16/2045	100	101
3.375%, 11/16/2025	100	99
2.375%, 11/16/2020	100	100
Baxalta
5.250%, 06/23/2045	100	106
2.875%, 06/23/2020	50	51
2.000%, 06/22/2018	100	100
Baxter International
3.500%, 08/15/2046	100	85
Becton Dickinson
4.685%, 12/15/2044	50	52
3.734%, 12/15/2024	150	154
3.125%, 11/08/2021	100	102
2.675%, 12/15/2019	88	89
Biogen
5.200%, 09/15/2045	100	107
3.625%, 09/15/2022	200	206
Boston Scientific
6.000%, 01/15/2020	100	110
3.850%, 05/15/2025	100	101
Bristol-Myers Squibb
4.500%, 03/01/2044	50	54
3.250%, 08/01/2042	100	89
1.750%, 03/01/2019	50	50

22	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Capsugel PIK
7.000%, 05/15/2019 (A)	$78	$78
Cardinal Health
2.400%, 11/15/2019	150	151
1.700%, 03/15/2018	100	100
Catholic Health Initiatives
2.950%, 11/01/2022	200	195
Celgene
5.000%, 08/15/2045	150	156
3.875%, 08/15/2025	150	152
3.625%, 05/15/2024	150	151
2.875%, 08/15/2020	100	101
2.250%, 05/15/2019	100	100
Centene
6.125%, 02/15/2024	76	81
5.625%, 02/15/2021	154	161
4.750%, 05/15/2022	190	193
4.750%, 01/15/2025	90	89
CHS
8.000%, 11/15/2019	250	222
7.125%, 07/15/2020	200	164
6.875%, 02/01/2022	500	364
Cigna
3.250%, 04/15/2025	150	147
Concordia International (A)
9.500%, 10/21/2022	175	74
7.000%, 04/15/2023	71	26
Covidien International Finance
6.550%, 10/15/2037	50	64
CR Bard
3.000%, 05/15/2026	50	48
Danaher
4.375%, 09/15/2045	20	21
3.350%, 09/15/2025	20	20
2.400%, 09/15/2020	250	252
1.650%, 09/15/2018	20	20
DaVita
5.750%, 08/15/2022	100	104
5.125%, 07/15/2024	400	395
5.000%, 05/01/2025	195	190
Dignity Health
2.637%, 11/01/2019	136	137
DJO Finco
8.125%, 06/15/2021 (A)	144	125
Eli Lilly
3.700%, 03/01/2045	200	190
Endo (A)
6.000%, 07/15/2023	200	171
6.000%, 02/01/2025	200	163
5.375%, 01/15/2023	200	167

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Envision Healthcare
6.250%, 12/01/2024 (A)	$100	$105
5.625%, 07/15/2022	200	206
5.125%, 07/01/2022 (A)	100	102
Express Scripts Holding
4.800%, 07/15/2046	35	33
4.750%, 11/15/2021	100	107
4.500%, 02/25/2026	150	153
3.500%, 06/15/2024	50	49
3.400%, 03/01/2027	40	37
3.000%, 07/15/2023	50	48
2.250%, 06/15/2019	200	201
Gilead Sciences
5.650%, 12/01/2041	100	116
4.500%, 02/01/2045	225	225
4.400%, 12/01/2021	275	296
4.150%, 03/01/2047	200	188
3.700%, 04/01/2024	50	51
3.650%, 03/01/2026	175	178
2.950%, 03/01/2027	100	95
1.950%, 03/01/2022	30	29
1.850%, 09/04/2018	100	100
GlaxoSmithKline Capital
6.375%, 05/15/2038	150	197
5.650%, 05/15/2018	250	263
Grifols Worldwide Operations
5.250%, 04/01/2022	150	156
HCA
6.500%, 02/15/2020	200	219
5.375%, 02/01/2025	450	459
5.000%, 03/15/2024	250	260
HealthSouth
5.750%, 11/01/2024	215	218
Hologic
5.250%, 07/15/2022 (A)	153	160
Howard Hughes Medical Institute
3.500%, 09/01/2023	200	211
Humana
3.850%, 10/01/2024	200	203
inVentiv Group Holdings
7.500%, 10/01/2024 (A)	110	115
Johnson & Johnson
5.150%, 07/15/2018	100	105
4.375%, 12/05/2033	200	218
3.700%, 03/01/2046	100	97
3.550%, 03/01/2036	100	99
2.450%, 12/05/2021	50	51
2.450%, 03/01/2026	50	48
2.050%, 03/01/2023	50	49
1.875%, 12/05/2019	100	101
1.650%, 03/01/2021	50	49
1.125%, 03/01/2019	30	30

Adviser Managed Trust / Semi-Annual Report /January 31, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kindred Healthcare
8.750%, 01/15/2023	$100	$91
8.000%, 01/15/2020	45	44
6.375%, 04/15/2022	100	87
Kinetic Concepts
9.625%, 10/01/2021 (A)	400	429
Laboratory Corp of America Holdings
4.700%, 02/01/2045	50	49
2.625%, 02/01/2020	150	151
Life Technologies
6.000%, 03/01/2020	100	109
LifePoint Health
5.875%, 12/01/2023	50	50
5.500%, 12/01/2021	150	153
5.375%, 05/01/2024 (A)	95	91
Mallinckrodt International Finance (A)
5.750%, 08/01/2022	100	93
5.625%, 10/15/2023	150	133
4.875%, 04/15/2020	129	127
McKesson
3.796%, 03/15/2024	100	102
2.284%, 03/15/2019	200	201
MEDNAX
5.250%, 12/01/2023 (A)	175	181
Medtronic
4.625%, 03/15/2044	50	53
4.625%, 03/15/2045	200	213
4.375%, 03/15/2035	250	262
3.500%, 03/15/2025	350	358
2.750%, 04/01/2023	100	100
2.500%, 03/15/2020	200	202
1.375%, 04/01/2018	100	100
Memorial Sloan-Kettering Cancer Center
4.200%, 07/01/2055	50	49
Merck
6.550%, 09/15/2037	50	67
4.150%, 05/18/2043	100	102
3.700%, 02/10/2045	50	47
2.800%, 05/18/2023	100	101
2.750%, 02/10/2025	300	295
2.350%, 02/10/2022	100	100
Merck Sharp & Dohme
5.000%, 06/30/2019	100	107
Molina Healthcare
5.375%, 11/15/2022	125	129
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	240	255
Mylan
5.250%, 06/15/2046 (A)	65	61
3.950%, 06/15/2026	100	95
3.150%, 06/15/2021 (A)	100	99
2.600%, 06/24/2018	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.500%, 06/07/2019 (A)	$60	$60
Novartis Capital
4.400%, 05/06/2044	150	161
4.000%, 11/20/2045	100	101
3.400%, 05/06/2024	100	103
3.000%, 11/20/2025	100	99
Novartis Securities Investment
5.125%, 02/10/2019	100	107
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (A)	200	181
Perrigo
2.300%, 11/08/2018	200	200
Pfizer
7.200%, 03/15/2039	150	216
4.400%, 05/15/2044	50	52
4.125%, 12/15/2046	65	65
4.000%, 12/15/2036	50	51
3.400%, 05/15/2024	100	103
3.000%, 12/15/2026	100	98
2.750%, 06/03/2026	50	48
2.200%, 12/15/2021	200	199
1.950%, 06/03/2021	50	50
1.700%, 12/15/2019	200	200
1.450%, 06/03/2019	50	50
1.200%, 06/01/2018	50	50
Quest Diagnostics
3.500%, 03/30/2025	200	199
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (A)	112	116
Sanofi
4.000%, 03/29/2021	50	53
1.250%, 04/10/2018	200	200
Select Medical
6.375%, 06/01/2021	100	99
Shire Acquisitions Investments Ireland
3.200%, 09/23/2026	250	235
2.875%, 09/23/2023	100	95
2.400%, 09/23/2021	100	97
1.900%, 09/23/2019	100	99
St. Jude Medical
4.750%, 04/15/2043	100	98
2.800%, 09/15/2020	150	151
2.000%, 09/15/2018	150	150
Stryker
4.625%, 03/15/2046	30	31
3.500%, 03/15/2026	25	25
3.375%, 05/15/2024	100	101
3.375%, 11/01/2025	200	200
2.000%, 03/08/2019	30	30
Team Health
7.250%, 12/15/2023 (A)	75	86

24	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tenet Healthcare
8.125%, 04/01/2022	$350	$354
6.750%, 06/15/2023	428	404
6.000%, 10/01/2020	200	211
Tennessee Merger Sub
6.375%, 02/01/2025 (A)	210	206
Teva Pharmaceutical Finance
6.150%, 02/01/2036	150	165
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	100	96
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/2021	100	101
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/2046	100	85
3.150%, 10/01/2026	200	181
2.800%, 07/21/2023	200	187
2.200%, 07/21/2021	200	191
1.700%, 07/19/2019	40	39
Thermo Fisher Scientific
4.150%, 02/01/2024	150	157
3.600%, 08/15/2021	100	104
3.150%, 01/15/2023	100	100
2.950%, 09/19/2026	105	99
UnitedHealth Group
6.875%, 02/15/2038	100	136
6.000%, 02/15/2018	200	209
4.750%, 07/15/2045	50	55
4.625%, 07/15/2035	200	217
4.375%, 03/15/2042	150	154
4.200%, 01/15/2047	25	25
3.950%, 10/15/2042	100	97
3.875%, 10/15/2020	100	106
3.750%, 07/15/2025	50	52
3.450%, 01/15/2027	50	51
2.700%, 07/15/2020	130	132
1.900%, 07/16/2018	60	60
Universal Hospital Services
7.625%, 08/15/2020	100	99
Valeant Pharmaceuticals International (A)
6.375%, 10/15/2020	350	307
6.125%, 04/15/2025	500	374
5.875%, 05/15/2023	575	438
Vizient
10.375%, 03/01/2024 (A)	80	91
WellCare Health Plans
5.750%, 11/15/2020	125	129
Wyeth
5.950%, 04/01/2037	200	252
Zimmer Biomet Holdings
4.250%, 08/15/2035	23	21
3.550%, 04/01/2025	100	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.700%, 04/01/2020	$100	$101
Zoetis
4.500%, 11/13/2025	50	53
3.450%, 11/13/2020	25	26
1.875%, 02/01/2018	100	100

		34,918

Industrials — 2.6%
3M MTN
5.700%, 03/15/2037	100	125
3.125%, 09/19/2046	100	88
3.000%, 08/07/2025	50	51
1.375%, 08/07/2018	50	50
ABB Finance
2.875%, 05/08/2022	100	101
Accudyne Industries Borrower
7.750%, 12/15/2020 (A)	50	42
ADT
6.250%, 10/15/2021	200	217
4.875%, 07/15/2032 (A)	100	81
3.500%, 07/15/2022	100	94
AECOM
5.875%, 10/15/2024	50	54
5.750%, 10/15/2022	200	211
AerCap Ireland Capital
4.625%, 10/30/2020	150	158
4.500%, 05/15/2021	150	156
3.950%, 02/01/2022	175	178
3.750%, 05/15/2019	175	179
Ahern Rentals
7.375%, 05/15/2023 (A)	138	129
Air Lease
3.750%, 02/01/2022	100	103
3.375%, 06/01/2021	35	35
2.625%, 09/04/2018	100	101
Aircastle
6.250%, 12/01/2019	100	108
5.500%, 02/15/2022	100	105
Algeco Scotsman Global Finance
8.500%, 10/15/2018 (A)	200	188
Allison Transmission
5.000%, 10/01/2024 (A)	145	146
American Airlines Group (A)
5.500%, 10/01/2019	150	155
4.625%, 03/01/2020	100	101
American Airlines Pass-Through Trust, Ser 2015-2, Cl AA
3.600%, 09/22/2027	98	98
American Airlines Pass-Through Trust, Ser 2016-3, Cl AA
3.000%, 10/15/2028	100	95

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	25

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Amsted Industries
5.000%, 03/15/2022 (A)	$50	$50
Arconic
5.125%, 10/01/2024	175	181
Avis Budget Car Rental
5.500%, 04/01/2023	150	145
BCD Acquisition
9.625%, 09/15/2023 (A)	95	102
BlueLine Rental Finance
7.000%, 02/01/2019 (A)	100	99
Boeing
4.875%, 02/15/2020	100	109
3.500%, 03/01/2045	100	91
0.950%, 05/15/2018	200	199
Bombardier (A)
8.750%, 12/01/2021	250	270
7.500%, 03/15/2025	260	261
6.125%, 01/15/2023	100	98
Brand Energy & Infrastructure Services
8.500%, 12/01/2021 (A)	100	104
Builders FirstSource
5.625%, 09/01/2024 (A)	135	139
Burlington Northern Santa Fe
4.900%, 04/01/2044	150	168
4.700%, 10/01/2019	100	107
4.550%, 09/01/2044	100	107
4.150%, 04/01/2045	150	151
3.850%, 09/01/2023	200	212
3.400%, 09/01/2024	150	154
3.000%, 04/01/2025	100	100
Canadian National Railway
4.500%, 11/07/2043	50	53
3.200%, 08/02/2046	100	88
2.950%, 11/21/2024	150	150
Canadian Pacific Railway
9.450%, 08/01/2021	75	95
6.125%, 09/15/2115	30	35
4.800%, 09/15/2035	20	22
2.900%, 02/01/2025	200	195
Caterpillar
4.300%, 05/15/2044	100	104
3.900%, 05/27/2021	100	106
3.803%, 08/15/2042	100	97
3.400%, 05/15/2024	150	154
Caterpillar Financial Services MTN
7.150%, 02/15/2019	100	111
2.100%, 06/09/2019	200	201
2.100%, 01/10/2020	75	75
Caterpillar Financial Services
1.700%, 08/09/2021	50	48
Cenveo
6.000%, 08/01/2019 (A)	100	89

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Clean Harbors
5.250%, 08/01/2020	$100	$102
5.125%, 06/01/2021	150	154
CNH Industrial
4.500%, 08/15/2023	100	100
CNH Industrial Capital
4.375%, 11/06/2020	100	104
3.875%, 07/16/2018	200	203
Cortes NP Acquisition
9.250%, 10/15/2024 (A)	140	148
CSX
4.250%, 11/01/2066	50	45
4.100%, 03/15/2044	75	72
3.800%, 11/01/2046	50	45
3.700%, 10/30/2020	128	134
3.400%, 08/01/2024	150	152
2.600%, 11/01/2026	50	46
Deere
3.900%, 06/09/2042	100	101
2.600%, 06/08/2022	50	50
Dover
5.375%, 03/01/2041	100	117
Eaton
4.150%, 11/02/2042	100	98
4.000%, 11/02/2032	100	101
2.750%, 11/02/2022	150	150
Embraer Netherlands Finance BV
5.400%, 02/01/2027	100	101
Emerson Electric
5.000%, 04/15/2019	70	75
2.625%, 02/15/2023	125	126
Equifax
2.300%, 06/01/2021	50	49
FedEx
5.100%, 01/15/2044	50	53
4.550%, 04/01/2046	100	100
4.400%, 01/15/2047	50	49
4.000%, 01/15/2024	200	210
3.900%, 02/01/2035	100	96
Flex Acquisition
6.875%, 01/15/2025 (A)	60	61
Florida East Coast Holdings
6.750%, 05/01/2019 (A)	100	103
Fluor
3.500%, 12/15/2024	200	205
Fortive
3.150%, 06/15/2026 (A)	200	197
Gardner Denver
6.875%, 08/15/2021 (A)	50	50
Gates Global
6.000%, 07/15/2022 (A)	200	197

26	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
GATX
3.250%, 09/15/2026	$100	$95
2.600%, 03/30/2020	100	99
GCP Applied Technologies
9.500%, 02/01/2023 (A)	100	114
GE Capital International Funding
4.418%, 11/15/2035	751	788
2.342%, 11/15/2020	1,000	1,002
General Cable
5.750%, 10/01/2022	100	99
General Dynamics
2.250%, 11/15/2022	100	99
General Electric MTN
6.875%, 01/10/2039	115	162
6.750%, 03/15/2032	101	135
5.875%, 01/14/2038	200	251
5.300%, 02/11/2021	125	139
General Electric
4.500%, 03/11/2044	200	214
2.700%, 10/09/2022	250	251
GFL Environmental
9.875%, 02/01/2021 (A)	30	33
Griffon
5.250%, 03/01/2022	100	101
Grinding Media
7.375%, 12/15/2023 (A)	170	180
H&E Equipment Services
7.000%, 09/01/2022	150	158
HD Supply (A)
5.750%, 04/15/2024	300	316
5.250%, 12/15/2021	35	37
Herc Rentals (A)
7.750%, 06/01/2024	67	73
7.500%, 06/01/2022	180	194
Hertz
5.875%, 10/15/2020	200	189
5.500%, 10/15/2024 (A)	140	118
Honeywell International
2.500%, 11/01/2026	200	188
1.850%, 11/01/2021	200	196
1.400%, 10/30/2019	50	50
Hubbell
3.350%, 03/01/2026	50	49
Huntington Ingalls Industries
5.000%, 11/15/2025 (A)	200	208
Icahn Enterprises
6.000%, 08/01/2020	250	256
5.875%, 02/01/2022	150	150
4.875%, 03/15/2019	200	203
IHS Markit
5.000%, 11/01/2022 (A)	110	114

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Illinois Tool Works
3.500%, 03/01/2024	$100	$104
1.950%, 03/01/2019	100	101
Ingersoll-Rand Global Holding
5.750%, 06/15/2043	100	118
4.250%, 06/15/2023	150	160
International Lease Finance
7.125%, 09/01/2018 (A)	500	538
JB Hunt Transport Services
3.300%, 08/15/2022	50	50
John Deere Capital
2.550%, 01/08/2021	100	101
John Deere Capital MTN
3.350%, 06/12/2024	200	205
2.800%, 03/06/2023	100	100
1.250%, 10/09/2019	100	99
Johnson Controls International
4.950%, 07/02/2064 (D)	25	24
4.625%, 07/02/2044 (D)	100	99
3.900%, 02/14/2026	200	205
3.625%, 07/02/2024 (D)	100	102
Kansas City Southern
4.950%, 08/15/2045	100	101
KLX
5.875%, 12/01/2022 (A)	145	152
Koninklijke Philips
3.750%, 03/15/2022	150	156
L3 Technologies
5.200%, 10/15/2019	100	107
4.950%, 02/15/2021	100	108
Lockheed Martin
4.700%, 05/15/2046	100	107
4.500%, 05/15/2036	100	106
4.250%, 11/15/2019	100	107
4.070%, 12/15/2042	150	146
3.800%, 03/01/2045	100	93
3.550%, 01/15/2026	100	101
2.900%, 03/01/2025	25	24
2.500%, 11/23/2020	100	101
Masco
7.750%, 08/01/2029	15	19
4.375%, 04/01/2026	200	206
3.500%, 04/01/2021	65	66
Navios Maritime Holdings
7.375%, 01/15/2022 (A)	100	69
Nielsen Finance
5.000%, 04/15/2022 (A)	450	460
Nielsen Luxembourg
5.500%, 10/01/2021 (A)	100	104
Norfolk Southern
4.800%, 08/15/2043	150	164
4.450%, 06/15/2045	100	104

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	27

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.950%, 10/01/2042	$100	$97
3.850%, 01/15/2024	200	208
3.250%, 12/01/2021	150	154
2.900%, 06/15/2026	35	34
Northrop Grumman
4.750%, 06/01/2043	25	27
3.850%, 04/15/2045	100	95
3.250%, 08/01/2023	150	154
1.750%, 06/01/2018	50	50
Novelis (A)
6.250%, 08/15/2024	190	200
5.875%, 09/30/2026	250	254
Owens Corning
4.200%, 12/01/2024	100	102
PACCAR Financial
1.400%, 05/18/2018	65	65
PACCAR Financial MTN
1.650%, 08/11/2021	50	48
1.300%, 05/10/2019	45	45
Park Aerospace Holdings (A)
5.500%, 02/15/2024	190	195
5.250%, 08/15/2022	235	241
Parker-Hannifin MTN
4.200%, 11/21/2034	135	138
Pitney Bowes
3.375%, 10/01/2021	100	98
Ply Gem Industries
6.500%, 02/01/2022	50	52
Precision Castparts
2.500%, 01/15/2023	100	99
Raytheon
3.125%, 10/15/2020	100	104
2.500%, 12/15/2022	100	99
Republic Services
5.500%, 09/15/2019	150	163
3.550%, 06/01/2022	150	156
2.900%, 07/01/2026	200	192
Roper Technologies
3.850%, 12/15/2025	25	25
3.800%, 12/15/2026	150	150
3.000%, 12/15/2020	100	102
Ryder System MTN
2.875%, 09/01/2020	50	51
2.650%, 03/02/2020	100	100
Schaeffler Finance MTN
4.250%, 05/15/2021 (A)	200	204
Sensata Technologies (A)
5.000%, 10/01/2025	40	40
4.875%, 10/15/2023	100	102
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	200	214

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Signode Industrial Group
6.375%, 05/01/2022 (A)	$150	$152
Southwest Airlines
2.750%, 11/06/2019	100	101
Spirit AeroSystems
3.850%, 06/15/2026	25	25
St. Marys Cement Canada
5.750%, 01/28/2027 (A)	200	195
Stanley Black & Decker
5.750%, 12/15/2053 (B)	100	105
2.900%, 11/01/2022	100	101
Terex
6.000%, 05/15/2021	54	56
5.625%, 02/01/2025 (A)	105	107
Textron
7.250%, 10/01/2019	125	141
TransDigm
6.500%, 07/15/2024	350	350
6.375%, 06/15/2026 (A)	127	125
Union Pacific
4.163%, 07/15/2022	100	108
4.050%, 03/01/2046	150	151
3.875%, 02/01/2055	100	92
3.799%, 10/01/2051	55	51
2.250%, 02/15/2019	125	126
United Airlines Pass-Through Trust, Cl AA
3.450%, 12/01/2027	49	49
United Airlines Pass-Through Trust, Cl A
4.300%, 08/15/2025	135	140
United Airlines Pass-Through Trust, Ser 2016-1, Cl A
3.450%, 07/07/2028	30	30
United Airlines Pass-Through Trust, Ser 2016-1, Cl AA
3.100%, 07/07/2028	50	49
United Airlines Pass-Through Trust, Ser 2016-2, Cl AA
2.875%, 10/07/2028	100	95
United Parcel Service
6.200%, 01/15/2038	150	198
3.400%, 11/15/2046	50	46
3.125%, 01/15/2021	100	103
2.400%, 11/15/2026	50	47
United Rentals North America
6.125%, 06/15/2023	200	211
4.625%, 07/15/2023	185	189
United Technologies
6.125%, 07/15/2038	200	254
4.500%, 04/15/2020	100	108
4.500%, 06/01/2042	100	105
4.150%, 05/15/2045	100	101
3.100%, 06/01/2022	250	256

28	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
US Airways Pass-Through Trust, Cl A
5.900%, 10/01/2024	$155	$171
Verisk Analytics
5.500%, 06/15/2045	100	106
Wabtec
3.450%, 11/15/2026 (A)	100	96
Waste Management
6.100%, 03/15/2018	100	105
4.750%, 06/30/2020	100	108
4.100%, 03/01/2045	50	50
3.125%, 03/01/2025	100	100
WESCO Distribution
5.375%, 12/15/2021	100	104
West
5.375%, 07/15/2022 (A)	200	192
Wise Metals Group
8.750%, 12/15/2018 (A)	100	103
WW Grainger
4.600%, 06/15/2045	50	54
XPO Logistics (A)
6.500%, 06/15/2022	255	266
6.125%, 09/01/2023	50	51
Xylem
4.375%, 11/01/2046	100	98

		31,710

Information Technology — 2.4%
Activision Blizzard (A)
3.400%, 09/15/2026	50	48
2.300%, 09/15/2021	30	29
Adobe Systems
3.250%, 02/01/2025	150	149
Alibaba Group Holding
3.600%, 11/28/2024	200	199
2.500%, 11/28/2019	200	201
Alphabet
3.625%, 05/19/2021	100	106
1.998%, 08/15/2026	100	92
Amkor Technology
6.375%, 10/01/2022	100	104
Analog Devices
3.900%, 12/15/2025	100	102
3.500%, 12/05/2026	100	98
Apple
4.650%, 02/23/2046	200	211
4.500%, 02/23/2036	200	216
4.375%, 05/13/2045	150	153
3.850%, 05/04/2043	100	94
3.850%, 08/04/2046	95	88
3.450%, 05/06/2024	150	154
3.450%, 02/09/2045	100	88
3.250%, 02/23/2026	300	299

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.850%, 05/06/2021	$175	$179
2.850%, 02/23/2023	150	151
2.700%, 05/13/2022	200	201
2.500%, 02/09/2025	75	72
2.450%, 08/04/2026	100	93
2.250%, 02/23/2021	90	90
1.700%, 02/22/2019	20	20
1.550%, 02/07/2020	200	198
1.550%, 08/04/2021	100	97
1.100%, 08/02/2019	100	99
1.000%, 05/03/2018	200	199
Applied Materials
5.100%, 10/01/2035	35	39
3.900%, 10/01/2025	35	37
2.625%, 10/01/2020	50	51
Arrow Electronics
4.000%, 04/01/2025	100	99
Autodesk
4.375%, 06/15/2025	100	102
Automatic Data Processing
3.375%, 09/15/2025	25	26
2.250%, 09/15/2020	50	50
Avnet
4.625%, 04/15/2026	25	25
3.750%, 12/01/2021	25	25
Baidu
2.750%, 06/09/2019	200	202
Belden
5.500%, 09/01/2022 (A)	50	52
BMC Software Finance
8.125%, 07/15/2021 (A)	250	241
Boxer Parent PIK
9.000%, 10/15/2019 (A)	100	97
Broadcom (A)
3.875%, 01/15/2027	100	99
3.625%, 01/15/2024	100	100
3.000%, 01/15/2022	100	100
2.375%, 01/15/2020	100	100
CA
3.600%, 08/01/2020	50	51
Camelot Finance
7.875%, 10/15/2024 (A)	135	143
CDW
6.000%, 08/15/2022	50	53
5.500%, 12/01/2024	75	78
5.000%, 09/01/2023	131	133
Cisco Systems
5.900%, 02/15/2039	100	127
5.500%, 01/15/2040	100	122
4.950%, 02/15/2019	100	107
4.450%, 01/15/2020	300	322
2.950%, 02/28/2026	200	197

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	29

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.200%, 02/28/2021	$50	$50
1.850%, 09/20/2021	100	98
1.650%, 06/15/2018	100	100
1.600%, 02/28/2019	100	100
1.400%, 02/28/2018	100	100
CommScope
5.000%, 06/15/2021 (A)	150	154
CommScope Technologies Finance
6.000%, 06/15/2025 (A)	307	327
Conduent Finance
10.500%, 12/15/2024 (A)	70	79
Corning
6.625%, 05/15/2019	150	165
1.500%, 05/08/2018	100	100
Diamond 1 Finance (A)
8.350%, 07/15/2046	100	125
8.100%, 07/15/2036	150	181
6.020%, 06/15/2026	200	216
5.875%, 06/15/2021	271	286
5.450%, 06/15/2023	115	124
4.420%, 06/15/2021	200	208
3.480%, 06/01/2019	200	204
eBay
3.450%, 08/01/2024	50	49
2.600%, 07/15/2022	200	194
2.200%, 08/01/2019	200	201
Electronic Arts
4.800%, 03/01/2026	50	53
3.700%, 03/01/2021	50	52
EMC
2.650%, 06/01/2020	300	291
1.875%, 06/01/2018	350	348
Fidelity National Information Services
4.500%, 08/15/2046	25	24
3.625%, 10/15/2020	200	207
3.500%, 04/15/2023	100	102
3.000%, 08/15/2026	50	47
2.250%, 08/15/2021	53	52
First Data (A)
7.000%, 12/01/2023	465	493
5.750%, 01/15/2024	400	413
5.000%, 01/15/2024	250	253
Fiserv
4.625%, 10/01/2020	100	107
Flex
4.750%, 06/15/2025	50	53
FLIR Systems
3.125%, 06/15/2021	150	150
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	115	124
Gogo Intermediate Holdings
12.500%, 07/01/2022 (A)	140	151

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Harris
4.854%, 04/27/2035	$35	$37
3.832%, 04/27/2025	50	51
Hewlett Packard Enterprise
6.350%, 10/15/2045	50	53
6.200%, 10/15/2035	50	53
4.900%, 10/15/2025	100	104
4.400%, 10/15/2022	250	263
3.600%, 10/15/2020	50	52
2.850%, 10/05/2018	100	101
HP
4.300%, 06/01/2021	250	263
Hughes Satellite Systems (A)
6.625%, 08/01/2026	85	88
5.250%, 08/01/2026	105	105
Inception Manager/Rackspace
8.625%, 11/15/2024 (A)	205	213
Infor Software Parent PIK
7.125%, 05/01/2021 (A)	150	154
Infor US
6.500%, 05/15/2022	201	206
Informatica
7.125%, 07/15/2023 (A)	151	145
Ingram Micro
5.450%, 12/15/2024	80	79
Intel
4.900%, 07/29/2045	40	45
4.800%, 10/01/2041	100	111
4.250%, 12/15/2042	150	153
3.700%, 07/29/2025	45	47
3.300%, 10/01/2021	100	104
2.700%, 12/15/2022	50	50
2.600%, 05/19/2026	150	144
2.450%, 07/29/2020	185	188
International Business Machines
7.625%, 10/15/2018	200	220
4.700%, 02/19/2046	100	108
4.000%, 06/20/2042	100	99
3.625%, 02/12/2024	350	362
2.875%, 11/09/2022	100	101
2.250%, 02/19/2021	100	100
1.125%, 02/06/2018	100	100
KLA-Tencor
4.650%, 11/01/2024	100	106
Lam Research
2.750%, 03/15/2020	100	100
Mastercard
3.375%, 04/01/2024	100	103
2.000%, 11/21/2021	100	99
Maxim Integrated Products
2.500%, 11/15/2018	200	202

30	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Micron Technology
5.500%, 02/01/2025	$150	$150
5.250%, 08/01/2023 (A)	301	302
Microsoft
4.500%, 10/01/2040	100	105
4.500%, 02/06/2057	100	101
4.450%, 11/03/2045	300	310
4.250%, 02/06/2047	100	100
4.200%, 06/01/2019	100	106
4.100%, 02/06/2037	100	101
4.000%, 02/12/2055	100	92
3.950%, 08/08/2056	150	138
3.750%, 02/12/2045	100	93
3.700%, 08/08/2046	100	92
3.500%, 02/12/2035	150	141
3.450%, 08/08/2036	100	93
3.300%, 02/06/2027	60	60
2.875%, 02/06/2024	35	35
2.700%, 02/12/2025	200	194
2.400%, 02/06/2022	100	100
2.400%, 08/08/2026	200	187
2.375%, 02/12/2022	100	100
2.375%, 05/01/2023	100	98
2.000%, 11/03/2020	200	200
2.000%, 08/08/2023	100	95
1.850%, 02/06/2020	100	100
1.625%, 12/06/2018	100	100
1.550%, 08/08/2021	100	97
1.100%, 08/08/2019	300	296
Motorola Solutions
4.000%, 09/01/2024	200	199
3.500%, 03/01/2023	100	99
NCR
6.375%, 12/15/2023	150	159
4.625%, 02/15/2021	100	102
NetApp
3.375%, 06/15/2021	150	153
Nuance Communications
5.625%, 12/15/2026 (A)	115	115
NVIDIA
3.200%, 09/16/2026	50	48
2.200%, 09/16/2021	30	29
NXP
4.125%, 06/01/2021 (A)	150	155
NXP BV
4.625%, 06/01/2023 (A)	200	211
Open Text (A)
5.875%, 06/01/2026	85	89
5.625%, 01/15/2023	140	146
Oracle
5.750%, 04/15/2018	350	368
5.375%, 07/15/2040	150	175

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.375%, 05/15/2055	$100	$97
4.300%, 07/08/2034	100	103
4.125%, 05/15/2045	100	98
4.000%, 07/15/2046	150	141
3.900%, 05/15/2035	170	167
3.850%, 07/15/2036	50	48
3.400%, 07/08/2024	100	102
2.950%, 05/15/2025	250	244
2.800%, 07/08/2021	175	178
2.650%, 07/15/2026	140	131
2.500%, 05/15/2022	150	149
2.400%, 09/15/2023	50	48
2.250%, 10/08/2019	50	51
1.900%, 09/15/2021	135	132
Plantronics
5.500%, 05/31/2023 (A)	126	129
PTC
6.000%, 05/15/2024	98	104
Qorvo
7.000%, 12/01/2025	95	105
QUALCOMM
4.800%, 05/20/2045	100	103
4.650%, 05/20/2035	200	206
3.450%, 05/20/2025	100	100
2.250%, 05/20/2020	100	100
Quintiles IMS
4.875%, 05/15/2023 (A)	140	142
Riverbed Technology
8.875%, 03/01/2023 (A)	80	85
Sabre (A)
5.375%, 04/15/2023	35	35
5.250%, 11/15/2023	145	147
Seagate HDD Cayman
4.750%, 01/01/2025	100	97
3.750%, 11/15/2018	200	207
Solera
10.500%, 03/01/2024 (A)	300	341
SS&C Technologies Holdings
5.875%, 07/15/2023	142	148
Symantec
3.950%, 06/15/2022	200	198
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	100	101
Texas Instruments
1.850%, 05/15/2022	100	97
1.750%, 05/01/2020	100	99
Thomson Reuters
5.650%, 11/23/2043	200	221
3.850%, 09/29/2024	125	128
TIBCO Software
11.375%, 12/01/2021 (A)	150	165

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	31

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Total System Services
3.750%, 06/01/2023	$100	$101
Tyco Electronics Group
2.350%, 08/01/2019	200	201
VeriSign
4.625%, 05/01/2023	50	51
Veritas US
10.500%, 02/01/2024 (A)	120	111
ViaSat
6.875%, 06/15/2020	100	103
Western Digital
10.500%, 04/01/2024 (A)	550	648
Western Union
3.650%, 08/22/2018	100	102
Xerox
6.350%, 05/15/2018	150	157
5.625%, 12/15/2019	100	108
Xilinx
3.000%, 03/15/2021	150	152
Zebra Technologies
7.250%, 10/15/2022	150	162

		29,375

Materials — 1.5%
Agrium
5.250%, 01/15/2045	70	74
4.125%, 03/15/2035	200	188
Air Products & Chemicals
3.350%, 07/31/2024	100	102
Airgas
3.050%, 08/01/2020	100	102
Albemarle
4.150%, 12/01/2024	100	102
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (A)	200	216
Aleris International
9.500%, 04/01/2021 (A)	100	109
Allegheny Technologies
7.875%, 08/15/2023	75	76
Anglo American Capital (A)
4.125%, 09/27/2022	100	101
3.625%, 05/14/2020	100	101
ArcelorMittal
7.250%, 02/25/2022	100	113
6.125%, 06/01/2025	100	110
ARD Finance PIK
7.125%, 09/15/2023 (A)	100	102
Ardagh Packaging Finance Holdings (A)
7.250%, 05/15/2024	275	295
4.625%, 05/15/2023	150	151
Ashland
4.750%, 08/15/2022	200	204

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 04/15/2018	$100	$102
Ball
5.250%, 07/01/2025	190	200
4.375%, 12/15/2020	60	63
4.000%, 11/15/2023	150	149
Barrick
5.250%, 04/01/2042	100	104
4.100%, 05/01/2023	16	17
Barrick North America Finance
4.400%, 05/30/2021	43	46
Bemis
3.100%, 09/15/2026	100	97
Berry Plastics
5.500%, 05/15/2022	100	104
5.125%, 07/15/2023	125	128
BHP Billiton Finance
6.500%, 04/01/2019	100	110
5.000%, 09/30/2043	100	112
3.850%, 09/30/2023	150	159
Blue Cube Spinco
10.000%, 10/15/2025	100	121
9.750%, 10/15/2023	100	119
BlueScope Steel Finance
6.500%, 05/15/2021 (A)	83	88
BWAY Holding
9.125%, 08/15/2021 (A)	150	161
Cascades
5.500%, 07/15/2022 (A)	100	101
Celanese US Holdings
5.875%, 06/15/2021	30	33
4.625%, 11/15/2022	30	32
Celulosa Arauco y Constitucion
7.250%, 07/29/2019	100	111
CF Industries
5.375%, 03/15/2044	120	105
4.950%, 06/01/2043	120	103
3.450%, 06/01/2023	120	112
Chemours
7.000%, 05/15/2025	130	129
6.625%, 05/15/2023	80	80
Cliffs Natural Resources
8.250%, 03/31/2020 (A)	50	54
Consolidated Energy Finance
6.750%, 10/15/2019 (A)	200	200
Coveris Holdings
7.875%, 11/01/2019 (A)	100	100
CRH America
8.125%, 07/15/2018	66	72
Crown Americas
4.500%, 01/15/2023	100	102
CVR Partners
9.250%, 06/15/2023 (A)	85	91

32	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Dow Chemical
8.550%, 05/15/2019	$200	$229
4.375%, 11/15/2042	100	99
4.250%, 11/15/2020	100	106
4.250%, 10/01/2034	100	100
3.500%, 10/01/2024	100	100
3.000%, 11/15/2022	50	50
E.I. du Pont de Nemours
6.000%, 07/15/2018	100	106
4.625%, 01/15/2020	100	107
2.800%, 02/15/2023	100	99
Eastman Chemical
4.650%, 10/15/2044	100	101
3.800%, 03/15/2025	100	101
Ecolab
4.350%, 12/08/2021	100	108
3.700%, 11/01/2046	125	114
2.700%, 11/01/2026	20	19
EI du Pont de Nemours
4.900%, 01/15/2041	100	107
Eldorado
6.125%, 12/15/2020 (A)	100	102
Fibria Overseas Finance
5.500%, 01/17/2027	50	49
First Quantum Minerals (A)
7.250%, 05/15/2022	250	255
7.000%, 02/15/2021	50	51
6.750%, 02/15/2020	200	205
Freeport-McMoRan
5.450%, 03/15/2043	350	301
3.875%, 03/15/2023	150	139
3.550%, 03/01/2022	350	327
Georgia-Pacific
8.875%, 05/15/2031	100	151
Goldcorp
3.700%, 03/15/2023	100	101
Hexion
6.625%, 04/15/2020	200	187
Hudbay Minerals
7.625%, 01/15/2025 (A)	30	32
Huntsman International
4.875%, 11/15/2020	100	103
INEOS Group Holdings (A)
5.875%, 02/15/2019	100	102
5.625%, 08/01/2024	200	199
International Paper
7.950%, 06/15/2018	59	64
7.500%, 08/15/2021	100	120
5.150%, 05/15/2046	100	106
4.800%, 06/15/2044	100	101
4.750%, 02/15/2022	100	108

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
INVISTA Finance
4.250%, 10/15/2019 (A)	$100	$101
Joseph T Ryerson & Son
11.000%, 05/15/2022 (A)	125	139
Kinross
5.125%, 09/01/2021	100	104
Koppers
6.000%, 02/15/2025 (A)	100	103
Lubrizol
6.500%, 10/01/2034	100	129
Lundin Mining
7.500%, 11/01/2020 (A)	120	127
LYB International Finance
4.875%, 03/15/2044	50	52
LyondellBasell Industries
5.000%, 04/15/2019	200	211
4.625%, 02/26/2055	100	94
Martin Marietta Materials
4.250%, 07/02/2024	100	103
Momentive Performance Materials
3.880%, 10/24/2021	145	141
Monsanto
4.700%, 07/15/2064	50	47
4.400%, 07/15/2044	150	147
3.375%, 07/15/2024	100	101
Mosaic
4.250%, 11/15/2023	125	129
New Gold
6.250%, 11/15/2022 (A)	100	100
Newmont Mining
6.250%, 10/01/2039	50	58
4.875%, 03/15/2042	125	123
3.500%, 03/15/2022	100	103
Nucor
6.400%, 12/01/2037	100	128
4.000%, 08/01/2023	100	105
Owens-Brockway Glass Container (A)
5.875%, 08/15/2023	70	74
5.000%, 01/15/2022	115	119
Platform Specialty Products (A)
10.375%, 05/01/2021	100	111
6.500%, 02/01/2022	68	69
PolyOne
5.250%, 03/15/2023	100	103
Potash Corp of Saskatchewan
4.000%, 12/15/2026	50	50
3.625%, 03/15/2024	50	50
3.000%, 04/01/2025	100	95
PQ
6.750%, 11/15/2022 (A)	127	137
Praxair
3.200%, 01/30/2026	100	101

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	33

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.450%, 02/15/2022	$200	$199
Rayonier AM Products
5.500%, 06/01/2024 (A)	100	94
Resolute Forest Products
5.875%, 05/15/2023	100	87
Reynolds Group Issuer
7.000%, 07/15/2024 (A)	100	106
5.750%, 10/15/2020	400	412
5.125%, 07/15/2023 (A)	400	409
Rio Tinto Finance USA
4.125%, 08/21/2042	100	99
3.750%, 09/20/2021	20	21
3.750%, 06/15/2025	350	363
3.500%, 03/22/2022	26	27
RPM International
5.250%, 06/01/2045	50	50
Sonoco Products
5.750%, 11/01/2040	100	112
Southern Copper
6.750%, 04/16/2040	100	110
5.375%, 04/16/2020	200	217
3.875%, 04/23/2025	60	60
Standard Industries (A)
6.000%, 10/15/2025	150	158
5.375%, 11/15/2024	250	258
Steel Dynamics
5.500%, 10/01/2024	100	106
5.125%, 10/01/2021	100	104
Teck Resources
8.500%, 06/01/2024 (A)	50	58
8.000%, 06/01/2021 (A)	38	42
3.750%, 02/01/2023	200	194
TPC Group
8.750%, 12/15/2020 (A)	135	122
Tronox Finance
7.500%, 03/15/2022 (A)	138	135
6.375%, 08/15/2020	100	96
United States Steel
8.375%, 07/01/2021 (A)	125	139
US Concrete
6.375%, 06/01/2024 (A)	100	106
Vale
5.625%, 09/11/2042	100	91
Vale Overseas
6.875%, 11/21/2036	150	156
6.250%, 08/10/2026	100	107
5.875%, 06/10/2021	100	107
4.625%, 09/15/2020	50	52
4.375%, 01/11/2022	125	126
Valspar
7.250%, 06/15/2019	100	110

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Vulcan Materials
7.500%, 06/15/2021	$100	$117
Westlake Chemical
4.625%, 02/15/2021 (A)	50	52
WestRock RKT
4.000%, 03/01/2023	200	207
WR Grace & Company
5.125%, 10/01/2021 (A)	100	105

		18,168

Real Estate — 0.8%
Alexandria Real Estate Equities
4.600%, 04/01/2022	350	370
American Campus Communities Operating Partnership
3.350%, 10/01/2020	50	51
American Tower
4.000%, 06/01/2025	100	100
3.450%, 09/15/2021	150	152
3.375%, 10/15/2026	150	142
3.300%, 02/15/2021	100	101
3.125%, 01/15/2027	100	93
2.800%, 06/01/2020	100	100
AvalonBay Communities MTN
3.500%, 11/15/2024	100	101
3.500%, 11/15/2025	100	101
Boston Properties
3.700%, 11/15/2018	150	154
3.125%, 09/01/2023	150	148
Brandywine Operating Partnership
4.100%, 10/01/2024	50	49
Brixmor Operating Partnership
4.125%, 06/15/2026	25	25
3.875%, 08/15/2022	30	30
3.250%, 09/15/2023	50	49
Communications Sales & Leasing
8.250%, 10/15/2023	210	228
6.000%, 04/15/2023 (A)	33	35
Corporate Office Properties
5.000%, 07/01/2025	50	52
Crown Castle International
5.250%, 01/15/2023	125	136
4.450%, 02/15/2026	65	67
4.000%, 03/01/2027	20	20
3.400%, 02/15/2021	55	56
2.250%, 09/01/2021	55	53
CubeSmart
3.125%, 09/01/2026	50	47
DDR
3.625%, 02/01/2025	100	97
Digital Realty Trust
3.950%, 07/01/2022	100	104

34	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Realty
3.875%, 10/15/2022	$150	$157
DuPont Fabros Technology
5.875%, 09/15/2021	50	52
EPR Properties
4.750%, 12/15/2026	100	99
Equinix
5.875%, 01/15/2026	150	160
5.375%, 01/01/2022	145	153
5.375%, 04/01/2023	150	157
ERP Operating
3.375%, 06/01/2025	100	99
2.375%, 07/01/2019	150	152
Essex Portfolio
3.375%, 04/15/2026	100	97
Federal Realty Investment Trust
4.500%, 12/01/2044	50	51
FelCor Lodging
5.625%, 03/01/2023	100	104
GLP Capital
5.375%, 11/01/2023	50	54
5.375%, 04/15/2026	200	208
4.875%, 11/01/2020	100	105
HCP
5.375%, 02/01/2021	200	218
4.000%, 12/01/2022	50	52
4.000%, 06/01/2025	100	100
Healthcare Trust of America Holdings
3.500%, 08/01/2026	40	38
Highwoods Realty
3.200%, 06/15/2021	100	101
Hospitality Properties Trust
4.950%, 02/15/2027	70	70
4.500%, 03/15/2025	50	49
Host Hotels & Resorts
4.000%, 06/15/2025	65	64
Howard Hughes
6.875%, 10/01/2021 (A)	100	105
Iron Mountain
6.000%, 10/01/2020 (A)	120	126
6.000%, 08/15/2023	100	106
5.750%, 08/15/2024	200	203
iStar
5.000%, 07/01/2019	150	152
Kennedy-Wilson
5.875%, 04/01/2024	190	196
Kilroy Realty
4.375%, 10/01/2025	100	103
Kimco Realty
3.200%, 05/01/2021	370	376
Lamar Media
5.375%, 01/15/2024	100	104

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.000%, 05/01/2023	$100	$103
Liberty Property
3.375%, 06/15/2023	95	95
Mack-Cali Realty
3.150%, 05/15/2023	100	92
Mid-America Apartments
4.000%, 11/15/2025	50	51
MPT Operating Partnership
6.375%, 03/01/2024	100	105
5.250%, 08/01/2026	75	74
National Retail Properties
4.000%, 11/15/2025	65	66
3.600%, 12/15/2026	50	49
Omega Healthcare Investors
5.250%, 01/15/2026	100	103
4.500%, 01/15/2025	50	49
Prologis
3.750%, 11/01/2025	65	67
QCP SNF West
8.125%, 11/01/2023 (A)	130	132
Realogy Group (A)
5.250%, 12/01/2021	100	103
4.875%, 06/01/2023	50	49
Realty Income
4.650%, 08/01/2023	150	162
3.250%, 10/15/2022	160	162
Regency Centers
4.400%, 02/01/2047	35	34
3.900%, 11/01/2025	30	31
3.600%, 02/01/2027	30	30
Sabra Health Care
5.500%, 02/01/2021	100	104
Select Income
4.500%, 02/01/2025	100	96
Simon Property Group
5.650%, 02/01/2020	250	273
4.250%, 11/30/2046	50	49
3.500%, 09/01/2025	150	152
3.250%, 11/30/2026	50	49
2.500%, 09/01/2020	100	101
Tanger Properties
3.125%, 09/01/2026	50	47
UDR MTN
3.750%, 07/01/2024	100	101
Ventas Realty
3.250%, 10/15/2026	50	48
2.700%, 04/01/2020	280	282
VEREIT Operating Partnership
4.875%, 06/01/2026	30	31
4.600%, 02/06/2024	25	25
4.125%, 06/01/2021	20	20
3.000%, 02/06/2019	35	35

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	35

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Weingarten Realty Investors
3.250%, 08/15/2026	$50	$47
Welltower
6.500%, 03/15/2041	70	84
4.950%, 01/15/2021	145	156
4.250%, 04/01/2026	50	52
Weyerhaeuser
7.375%, 03/15/2032	100	129
WP Carey
4.600%, 04/01/2024	150	153

		10,063

Telecommunication Services — 2.1%
Acosta
7.750%, 10/01/2022 (A)	100	88
Altice Financing (A)
7.500%, 05/15/2026	225	237
6.625%, 02/15/2023	400	419
6.500%, 01/15/2022	150	157
Altice Luxembourg (A)
7.750%, 05/15/2022	500	531
7.625%, 02/15/2025	250	264
Altice US Finance I (A)
5.500%, 05/15/2026	328	336
5.375%, 07/15/2023	150	156
America Movil
6.375%, 03/01/2035	200	231
6.125%, 03/30/2040	100	113
5.000%, 03/30/2020	250	266
AT&T
6.500%, 09/01/2037	585	679
6.000%, 08/15/2040	100	110
5.800%, 02/15/2019	100	107
5.700%, 03/01/2057	50	50
5.650%, 02/15/2047	50	52
5.500%, 02/01/2018	200	207
5.450%, 03/01/2047	100	99
5.250%, 03/01/2037	50	50
5.150%, 03/15/2042	250	246
5.000%, 03/01/2021	150	162
4.800%, 06/15/2044	100	93
4.750%, 05/15/2046	235	215
4.500%, 05/15/2035	250	235
4.350%, 06/15/2045	100	86
4.250%, 03/01/2027	150	150
4.125%, 02/17/2026	250	250
3.950%, 01/15/2025	100	99
3.900%, 03/11/2024	100	101
3.800%, 03/15/2022	150	153
3.800%, 03/01/2024	50	50
3.600%, 02/17/2023	50	50
3.400%, 05/15/2025	350	335

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.200%, 03/01/2022	$65	$–
3.000%, 02/15/2022	150	149
3.000%, 06/30/2022	200	197
2.800%, 02/17/2021	50	50
2.450%, 06/30/2020	200	198
British Telecommunications
9.125%, 12/15/2030	150	226
CenturyLink
5.800%, 03/15/2022	250	257
5.625%, 04/01/2020	200	211
Cequel Communications Holdings (A)
6.375%, 09/15/2020	200	205
5.125%, 12/15/2021	200	203
Cincinnati Bell
7.000%, 07/15/2024 (A)	135	143
Consolidated Communications
6.500%, 10/01/2022	100	100
Deutsche Telekom International Finance
8.750%, 06/15/2030	200	294
Frontier Communications
11.000%, 09/15/2025	570	576
10.500%, 09/15/2022	310	323
8.875%, 09/15/2020	150	160
Grupo Televisa
6.000%, 05/15/2018	100	105
5.000%, 05/13/2045	200	171
Inmarsat Finance
4.875%, 05/15/2022 (A)	100	98
Intelsat Jackson Holdings
8.000%, 02/15/2024 (A)	200	208
5.500%, 08/01/2023	300	210
Koninklijke
8.375%, 10/01/2030	50	67
Level 3 Financing
5.375%, 08/15/2022	150	155
5.375%, 01/15/2024	140	142
5.375%, 05/01/2025	150	153
MHGE Parent
8.500%, 08/01/2019 (A)	119	113
Millicom International Cellular (A)
6.625%, 10/15/2021	100	104
6.000%, 03/15/2025	200	204
Orange
9.000%, 03/01/2031	100	151
5.500%, 02/06/2044	25	29
2.750%, 02/06/2019	200	203
1.625%, 11/03/2019	100	98
Outfront Media Capital
5.250%, 02/15/2022	100	104
Qwest
6.750%, 12/01/2021	100	110

36	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rogers Communications
6.800%, 08/15/2018	$100	$108
5.000%, 03/15/2044	100	105
2.900%, 11/15/2026	100	94
Sable International Finance
6.875%, 08/01/2022 (A)	200	210
SBA Communications
4.875%, 07/15/2022	100	101
4.875%, 09/01/2024 (A)	150	147
SFR Group (A)
7.375%, 05/01/2026	750	770
6.250%, 05/15/2024	25	25
6.000%, 05/15/2022	700	720
SoftBank Group
4.500%, 04/15/2020 (A)	400	410
Sprint
7.875%, 09/15/2023	750	819
7.125%, 06/15/2024	350	366
Sprint Communications
6.000%, 11/15/2022	250	254
Telecom Italia
5.303%, 05/30/2024 (A)	200	201
Telefonica Emisiones
7.045%, 06/20/2036	100	117
5.134%, 04/27/2020	100	108
3.192%, 04/27/2018	300	304
Telesat Canada
8.875%, 11/15/2024 (A)	120	129
T-Mobile
6.625%, 04/01/2023	300	319
6.500%, 01/15/2026	350	384
6.250%, 04/01/2021	250	259
Unitymedia GmbH
6.125%, 01/15/2025 (A)	200	207
UPCB Finance IV
5.375%, 01/15/2025 (A)	200	203
Verizon Communications
6.550%, 09/15/2043	157	194
5.012%, 08/21/2054	379	358
4.862%, 08/21/2046	150	144
4.672%, 03/15/2055	117	105
4.522%, 09/15/2048	453	411
4.500%, 09/15/2020	500	534
4.272%, 01/15/2036	600	558
4.150%, 03/15/2024	450	467
4.125%, 08/15/2046	150	129
3.650%, 09/14/2018	200	206
3.500%, 11/01/2024	500	497
2.625%, 02/21/2020	298	302
2.625%, 08/15/2026	150	136
Videotron
5.375%, 06/15/2024 (A)	100	105

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.000%, 07/15/2022	$100	$104
Virgin Media Secured Finance
5.250%, 01/15/2026 (A)	450	452
Vodafone Group
6.150%, 02/27/2037	200	224
2.950%, 02/19/2023	300	292
WideOpenWest Finance
10.250%, 07/15/2019	150	158
Wind Acquisition Finance (A)
7.375%, 04/23/2021	600	624
4.750%, 07/15/2020	200	203
Windstream Services
6.375%, 08/01/2023	150	134
WMG Acquisition
6.750%, 04/15/2022 (A)	100	105
Zayo Group
6.375%, 05/15/2025	100	106
6.000%, 04/01/2023	170	178
5.750%, 01/15/2027 (A)	45	46
Ziggo Bond Finance BV
6.000%, 01/15/2027 (A)	200	198
Ziggo Secured Finance BV
5.500%, 01/15/2027 (A)	150	149

		25,573

Utilities — 1.8%
AES
7.375%, 07/01/2021	100	112
4.875%, 05/15/2023	200	199
Alabama Power
3.750%, 03/01/2045	100	95
Ameren
2.700%, 11/15/2020	100	101
Ameren Illinois
3.250%, 03/01/2025	100	101
American Water Capital
6.593%, 10/15/2037	100	134
AmeriGas Partners
5.875%, 08/20/2026	120	125
5.625%, 05/20/2024	120	124
5.500%, 05/20/2025	90	92
Appalachian Power
7.000%, 04/01/2038	100	135
4.450%, 06/01/2045	100	104
3.400%, 06/01/2025	100	101
Arizona Public Service
2.200%, 01/15/2020	150	151
Atmos Energy
4.125%, 10/15/2044	100	100
Baltimore Gas & Electric
2.400%, 08/15/2026	50	47

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	37

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway Energy
6.500%, 09/15/2037	$350	$455
6.125%, 04/01/2036	250	313
2.000%, 11/15/2018	200	201
Black Hills
3.950%, 01/15/2026	100	102
Calpine
6.000%, 01/15/2022 (A)	200	209
5.750%, 01/15/2025	200	196
5.375%, 01/15/2023	200	197
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	200	218
CenterPoint Energy Resources
4.500%, 01/15/2021	100	106
Cleco Corporate Holdings (A)
4.973%, 05/01/2046	35	36
3.743%, 05/01/2026	50	49
CMS Energy
2.950%, 02/15/2027	50	48
Commonwealth Edison
3.700%, 03/01/2045	50	47
Connecticut Light & Power
4.150%, 06/01/2045	100	101
Consolidated Edison
2.000%, 05/15/2021	100	98
Consolidated Edison of New York
6.300%, 08/15/2037	100	129
5.850%, 04/01/2018	100	105
4.450%, 03/15/2044	200	210
4.300%, 12/01/2056	100	100
3.850%, 06/15/2046	100	96
Consumers Energy
4.350%, 08/31/2064	100	99
3.950%, 05/15/2043	50	49
2.850%, 05/15/2022	100	101
Delmarva Power & Light
4.150%, 05/15/2045	50	51
Dominion Gas Holdings
4.600%, 12/15/2044	25	25
3.600%, 12/15/2024	100	101
2.500%, 12/15/2019	50	50
Dominion Resources
5.200%, 08/15/2019	100	107
4.050%, 09/15/2042	100	94
2.850%, 08/15/2026	30	28
2.750%, 09/15/2022	250	247
2.500%, 12/01/2019	100	101
DTE Electric
3.700%, 03/15/2045	50	48
3.700%, 06/01/2046	50	48
DTE Energy
3.300%, 06/15/2022	50	51

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.850%, 10/01/2026	$50	$46
2.400%, 12/01/2019	125	126
Duke Energy
3.750%, 04/15/2024	100	103
3.750%, 09/01/2046	300	272
2.650%, 09/01/2026	200	187
Duke Energy Carolinas
4.250%, 12/15/2041	100	103
2.950%, 12/01/2026	100	98
Duke Energy Florida
6.400%, 06/15/2038	450	593
3.200%, 01/15/2027	50	50
Duke Energy Florida Project Finance
3.112%, 09/01/2036	50	46
Duke Energy Indiana
3.750%, 05/15/2046	50	47
Duke Energy Progress
5.300%, 01/15/2019	100	107
4.150%, 12/01/2044	50	50
Dynegy
7.625%, 11/01/2024	290	276
7.375%, 11/01/2022	240	237
6.750%, 11/01/2019	175	180
Edison International
2.950%, 03/15/2023	50	50
El Paso Electric
5.000%, 12/01/2044	50	50
Emera US Finance
4.750%, 06/15/2046	35	36
3.550%, 06/15/2026	235	230
2.150%, 06/15/2019	20	20
Enel
8.750%, 09/24/2073 (A)(B)	200	228
Entergy
5.125%, 09/15/2020	100	108
4.000%, 07/15/2022	100	105
2.950%, 09/01/2026	100	94
Entergy Arkansas
3.700%, 06/01/2024	100	104
Entergy Mississippi
2.850%, 06/01/2028	25	24
Eversource Energy
3.150%, 01/15/2025	100	99
Exelon
5.625%, 06/15/2035	100	114
5.100%, 06/15/2045	100	107
3.950%, 06/15/2025	100	102
Exelon Generation
6.250%, 10/01/2039	300	301
5.600%, 06/15/2042	100	93
4.250%, 06/15/2022	100	104
2.950%, 01/15/2020	100	101

38	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
FirstEnergy
7.375%, 11/15/2031	$70	$91
4.250%, 03/15/2023	40	42
2.750%, 03/15/2018	30	30
Florida Power & Light
5.950%, 02/01/2038	200	254
4.050%, 10/01/2044	200	205
Fortis
3.055%, 10/04/2026 (A)	100	93
Georgia Power
4.300%, 03/15/2042	125	128
Great Plains Energy
4.850%, 06/01/2021	155	166
Idaho Power MTN
3.650%, 03/01/2045	25	23
Interstate Power & Light
3.700%, 09/15/2046	50	47
3.250%, 12/01/2024	100	99
ITC Holdings
3.250%, 06/30/2026	30	29
Kentucky Utilities
5.125%, 11/01/2040	194	227
MidAmerican Energy
3.950%, 08/01/2047	50	50
3.100%, 05/01/2027	50	50
2.400%, 03/15/2019	100	101
National Fuel Gas
5.200%, 07/15/2025	100	104
NextEra Energy Capital Holdings
2.400%, 09/15/2019	150	151
NiSource Finance
6.400%, 03/15/2018	105	110
5.950%, 06/15/2041	100	120
5.650%, 02/01/2045	50	59
Northern States Power
4.125%, 05/15/2044	200	203
2.200%, 08/15/2020	100	100
NRG Energy
7.250%, 05/15/2026 (A)	140	146
6.625%, 01/15/2027 (A)	175	174
6.250%, 07/15/2022	150	155
NRG Yield Operating
5.375%, 08/15/2024	100	102
NSTAR Electric
3.250%, 11/15/2025	50	50
2.700%, 06/01/2026	50	48
Oglethorpe Power
4.250%, 04/01/2046	100	95
Ohio Edison
6.875%, 07/15/2036	200	257
Oklahoma Gas & Electric
4.000%, 12/15/2044	50	49

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oncor Electric Delivery
3.750%, 04/01/2045	$100	$95
2.950%, 04/01/2025	50	49
2.150%, 06/01/2019	100	100
ONE Gas
2.070%, 02/01/2019	100	100
Pacific Gas & Electric
8.250%, 10/15/2018	100	110
6.050%, 03/01/2034	400	503
5.800%, 03/01/2037	100	123
4.750%, 02/15/2044	50	55
4.300%, 03/15/2045	30	31
PacifiCorp
3.600%, 04/01/2024	100	104
Piedmont Natural Gas
3.640%, 11/01/2046	25	23
Potomac Electric Power
6.500%, 11/15/2037	100	133
PPL Capital Funding
3.400%, 06/01/2023	100	101
PPL Electric Utilities
4.150%, 10/01/2045	100	102
Progress Energy
4.400%, 01/15/2021	100	106
PSEG Power
8.625%, 04/15/2031	200	246
3.000%, 06/15/2021	100	101
Public Service Colorado
3.550%, 06/15/2046	50	46
2.900%, 05/15/2025	100	98
Public Service Electric & Gas MTN
4.150%, 11/01/2045	50	51
4.050%, 05/01/2045	50	50
Public Service Enterprise Group
2.000%, 11/15/2021	100	97
San Diego Gas & Electric
6.000%, 06/01/2026	250	303
SCANA
4.125%, 02/01/2022	50	51
Sempra Energy
2.850%, 11/15/2020	100	101
2.400%, 03/15/2020	50	50
South Carolina Electric & Gas
5.100%, 06/01/2065	100	109
4.500%, 06/01/2064	100	97
Southern
4.400%, 07/01/2046	200	198
4.250%, 07/01/2036	30	30
3.250%, 07/01/2026	200	193
2.950%, 07/01/2023	100	99
2.350%, 07/01/2021	50	49
2.150%, 09/01/2019	250	250

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	39

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.850%, 07/01/2019	$35	$35
1.550%, 07/01/2018	100	100
Southern California Edison
5.950%, 02/01/2038	200	253
4.650%, 10/01/2043	100	110
3.500%, 10/01/2023	100	105
Southern California Gas
1.550%, 06/15/2018	100	100
Southern Gas Capital
3.500%, 09/15/2021	200	206
Southern Power
4.950%, 12/15/2046	100	99
4.150%, 12/01/2025	100	103
2.500%, 12/15/2021	50	49
2.375%, 06/01/2020	50	50
1.500%, 06/01/2018	50	50
Southwestern Electric Power
3.900%, 04/01/2045	50	47
Suburban Propane Partners
5.500%, 06/01/2024	100	102
Talen Energy Supply
6.500%, 06/01/2025	128	103
4.625%, 07/15/2019 (A)	200	194
TECO Finance
5.150%, 03/15/2020	100	107
TerraForm Global Operating
9.750%, 08/15/2022 (A)	200	220
TerraForm Power Operating
6.375%, 02/01/2023 (A)(D)	191	196
Union Electric
3.650%, 04/15/2045	100	95
Virginia Electric & Power
8.875%, 11/15/2038	150	242
4.200%, 05/15/2045	25	25
2.950%, 01/15/2022	300	306
WEC Energy Group
3.550%, 06/15/2025	100	102
2.450%, 06/15/2020	100	100
Westar Energy
4.250%, 12/01/2045	100	101
Wisconsin Electric Power
3.100%, 06/01/2025	100	99
Xcel Energy
4.700%, 05/15/2020	125	133
2.600%, 03/15/2022	50	50

		21,522

Total Corporate Obligations
(Cost $374,793) ($ Thousands)		376,268

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 27.2%
U.S. Treasury Bonds
6.250%, 08/15/2023	$2,500	$3,125
5.375%, 02/15/2031	500	666
5.000%, 05/15/2037	1,250	1,676
4.750%, 02/15/2037	750	975
4.750%, 02/15/2041	2,110	2,751
4.500%, 02/15/2036	6,000	7,581
4.500%, 05/15/2038	150	189
4.375%, 05/15/2040	750	927
4.250%, 05/15/2039	250	304
3.875%, 08/15/2040	1,225	1,409
3.625%, 02/15/2044	4,680	5,191
3.375%, 05/15/2044	3,055	3,245
3.125%, 08/15/2044	800	811
3.000%, 11/15/2044	6,025	5,962
3.000%, 05/15/2045	700	692
3.000%, 11/15/2045	1,500	1,482
2.875%, 05/15/2043	3,125	3,026
2.875%, 08/15/2045	750	723
2.875%, 11/15/2046	1,000	965
2.625%, 11/15/2020	3,500	3,619
2.500%, 02/15/2045	3,500	3,125
2.500%, 02/15/2046	2,700	2,403
2.500%, 05/15/2046	2,650	2,358
2.250%, 08/15/2046	3,500	2,944
U.S. Treasury Notes
3.625%, 08/15/2019	1,500	1,584
3.625%, 02/15/2020	2,250	2,392
3.625%, 02/15/2021	7,500	8,053
3.500%, 05/15/2020	4,500	4,777
3.125%, 05/15/2021	6,250	6,586
2.750%, 11/15/2023	4,500	4,648
2.750%, 02/15/2024	750	774
2.625%, 08/15/2020	1,500	1,551
2.500%, 05/15/2024	7,450	7,563
2.250%, 07/31/2021	4,000	4,067
2.250%, 12/31/2023	2,000	2,001
2.250%, 11/15/2024	5,000	4,968
2.250%, 11/15/2025	6,000	5,917
2.125%, 08/31/2020	9,000	9,152
2.125%, 01/31/2021	1,500	1,521
2.125%, 09/30/2021	2,500	2,526
2.125%, 12/31/2021	1,000	1,010
2.125%, 05/15/2025	2,500	2,450
2.000%, 09/30/2020	7,000	7,086
2.000%, 10/31/2021	2,000	2,008
2.000%, 11/15/2021	5,000	5,019
2.000%, 02/15/2025	2,850	2,774
2.000%, 08/15/2025	5,200	5,036
2.000%, 11/15/2026	2,000	1,922
1.875%, 01/31/2022	5,000	4,992
1.750%, 09/30/2019	8,800	8,879

40	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
1.750%, 12/31/2020	$3,500	$3,502
1.750%, 11/30/2021	5,000	4,968
1.750%, 01/31/2023	2,000	1,957
1.750%, 05/15/2023	1,750	1,706
1.625%, 07/31/2019	15,130	15,224
1.625%, 02/15/2026	2,650	2,475
1.625%, 05/15/2026	3,500	3,262
1.500%, 05/31/2019	6,650	6,677
1.500%, 05/31/2020	5,000	4,986
1.500%, 02/28/2023	750	722
1.500%, 03/31/2023	2,000	1,924
1.500%, 08/15/2026	4,500	4,137
1.375%, 02/29/2020	8,000	7,966
1.375%, 05/31/2020	750	745
1.375%, 01/31/2021	3,500	3,449
1.375%, 04/30/2021	4,000	3,929
1.375%, 05/31/2021	3,000	2,944
1.375%, 08/31/2023	1,500	1,423
1.375%, 09/30/2023	1,000	948
1.250%, 10/31/2018	1,500	1,503
1.250%, 11/15/2018	5,000	5,008
1.250%, 01/31/2019	1,500	1,501
1.250%, 03/31/2021	5,000	4,892
1.250%, 10/31/2021	3,000	2,913
1.125%, 01/15/2019	2,000	1,997
1.125%, 04/30/2020	1,000	987
1.125%, 02/28/2021	3,500	3,411
1.125%, 06/30/2021	5,000	4,849
1.125%, 07/31/2021	5,500	5,328
1.125%, 08/31/2021	4,000	3,871
1.125%, 09/30/2021	6,500	6,281
1.000%, 03/15/2018	10,000	10,007
1.000%, 05/31/2018	5,000	5,000
1.000%, 09/30/2019	3,000	2,969
1.000%, 11/15/2019	5,000	4,942
0.875%, 03/31/2018	4,000	3,997
0.875%, 05/31/2018	3,000	2,996
0.875%, 07/15/2018	2,000	1,996
0.875%, 06/15/2019	2,000	1,979
0.750%, 02/28/2018	2,100	2,096
0.750%, 04/15/2018	4,250	4,240
0.750%, 04/30/2018	2,000	1,995
0.750%, 07/31/2018	2,000	1,991
0.750%, 08/31/2018	2,000	1,990
0.750%, 10/31/2018	1,000	993
0.625%, 06/30/2018	4,000	3,979

Total U.S. Treasury Obligations (Cost $336,076) ($ Thousands)		332,060

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 22.5%
Agency Mortgage-Backed Obligations — 21.9%
FHLMC
5.500%, 10/01/2038 to 06/01/2041	$1,773	$1,967
5.000%, 09/01/2023 to 11/01/2041	2,723	2,964
4.500%, 08/01/2040 to 02/01/2045	3,538	3,813
4.000%, 03/01/2019 to 01/01/2046	9,712	10,241
3.500%, 10/01/2020 to 06/01/2046	18,125	18,577
3.000%, 09/01/2029 to 12/01/2046	21,467	21,420
2.500%, 10/01/2029 to 10/01/2031	5,860	5,866
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K005, Cl A2
4.317%, 11/25/2019	755	803
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K007, Cl A2
4.224%, 03/25/2020	760	809
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K030, Cl A2
3.250%, 04/25/2023 (B)	500	522
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K038, Cl A2
3.389%, 03/25/2024	750	786
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K050, Cl A2
3.334%, 08/25/2025 (B)	900	934
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K054, Cl A2
2.745%, 01/25/2026	400	401
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K703, Cl A2
2.699%, 05/25/2018	99	100
FHLMC TBA
3.000%, 02/15/2042	750	742
2.500%, 03/01/2043	1,500	1,500
FNMA
6.000%, 07/01/2036 to 10/01/2039	1,082	1,223
5.500%, 01/01/2035 to 09/01/2041	3,077	3,437
5.000%, 07/01/2040 to 05/01/2042	4,356	4,761
4.500%, 04/01/2019 to 01/01/2099	7,883	8,492
4.000%, 09/01/2018 to 11/01/2046	18,741	19,653
3.500%, 01/01/2027 to 01/01/2047	31,634	32,445
3.000%, 08/01/2029 to 01/01/2047	33,773	33,772
2.500%, 07/01/2028 to 03/01/2043	8,590	8,612
1.875%, 09/24/2026	300	277
FNMA TBA
3.500%, 02/25/2041	1,575	1,609
3.000%, 02/01/2026 to 02/25/2043	3,900	3,933
2.500%, 02/15/2027	2,500	2,500
FNMA, Ser 2012-M2, Cl A2
2.717%, 02/25/2022	500	504
FNMA, Ser 2014-M11, Cl 2A
3.307%, 08/25/2026 (B)	969	983

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	41

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2015-M1, Cl A2
2.532%, 09/25/2024	$350	$344
GNMA
6.500%, 11/15/2038	106	122
5.500%, 01/15/2033 to 10/20/2043	1,447	1,622
5.000%, 10/15/2033 to 10/20/2044	2,340	2,554
4.500%, 04/15/2040 to 10/20/2045	4,989	5,382
4.000%, 04/15/2040 to 06/20/2046	10,338	10,945
3.500%, 06/20/2042 to 10/20/2046	25,023	25,975
3.000%, 05/15/2042 to 01/20/2047	19,031	19,226
GNMA TBA
5.000%, 02/15/2034	500	546
4.500%, 02/15/2040	500	539
4.000%, 02/01/2040	1,500	1,585
3.500%, 02/15/2041	950	984
3.000%, 02/01/2045	3,400	3,429

		266,899

Non-Agency Mortgage-Backed Obligations — 0.6%
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A4
3.024%, 09/10/2045	550	563
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/2047	265	279
Commercial Mortgage Trust, Ser 2013-CR13, Cl A2
3.039%, 12/10/2018	500	511
Commercial Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	270	284
Commercial Mortgage Trust, Ser 2014-UBS3, Cl A3
3.546%, 06/10/2047	700	720
GS Mortgage Securities II, Ser 2014-GC20, Cl A5
3.998%, 04/10/2047	265	282
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl AS
4.409%, 08/15/2046 (B)	295	317
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/2047	500	521
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	650	678
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A4
2.858%, 11/15/2045	600	610
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A3
3.592%, 06/15/2047	1,000	1,035

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	$305	$312
WFRBS Commercial Mortgage Trust, Ser 2012- C7, Cl A2
3.431%, 06/15/2045	500	522
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A5
4.101%, 03/15/2047	250	267
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl A4
3.488%, 09/15/2057	300	309

		7,210

Total Mortgage-Backed Securities (Cost $277,018) ($ Thousands)		274,109

SOVEREIGN DEBT — 15.5%
Angolan Government International Bond
9.500%, 11/12/2025 (A)	300	285
Argentine Republic Government International Bond
8.280%, 12/31/2033	911	964
7.625%, 04/22/2046 (A)	650	642
7.500%, 04/22/2026 (A)	1,150	1,201
7.125%, 07/06/2036 (A)	450	423
6.875%, 04/22/2021 (A)	850	904
6.875%, 01/26/2027 (A)	750	742
6.625%, 07/06/2028 (A)	400	385
6.250%, 04/22/2019 (A)	700	740
5.625%, 01/26/2022 (A)	350	351
3.750%, 03/31/2019 (D)	750	462
Armenia Government International Bond
7.150%, 03/26/2025	200	210
Azerbaijan Government International Bond
4.750%, 03/18/2024 (A)	200	199
Bahrain Government International Bond
7.000%, 01/26/2026 (A)	200	210
7.000%, 10/12/2028 (A)	200	205
6.125%, 07/05/2022 (A)	400	419
6.125%, 08/01/2023 (A)	200	208
6.000%, 09/19/2044 (A)	200	167
5.875%, 01/26/2021 (A)	200	209
5.500%, 03/31/2020 (A)	300	314
Bolivian Government International Bond
5.950%, 08/22/2023	200	234
Brazilian Government International Bond
8.250%, 01/20/2034	650	780
7.125%, 01/20/2037	200	219
6.000%, 04/07/2026	600	643
5.875%, 01/15/2019	500	536

42	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
5.625%, 01/07/2041		$550	$514
5.625%, 02/21/2047		400	372
5.000%, 01/27/2045		450	385
4.875%, 01/22/2021		500	521
4.250%, 01/07/2025		1,100	1,067
2.625%, 01/05/2023		750	683
Bundesobligation
0.250%, 10/16/2020	EUR	230	256
0.090%, 04/17/2020		175	193
Bundesrepublik Deutschland
4.750%, 07/04/2034		521	924
2.500%, 07/04/2044		270	386
2.000%, 08/15/2023		490	603
0.500%, 02/15/2025		955	1,064
0.150%, 08/15/2026		500	522
Cameroon Government International Bond
9.500%, 11/19/2025 (A)		$200	215
Canadian Government International Bond
3.500%, 12/01/2045	CAD	110	103
2.250%, 06/01/2025		744	597
1.750%, 09/01/2019		778	611
1.625%, 02/27/2019		$100	100
1.125%, 03/19/2018		200	200
Chile Government International Bond
3.875%, 08/05/2020		150	159
3.625%, 10/30/2042		150	142
3.250%, 09/14/2021		100	104
3.125%, 01/21/2026		810	804
Colombia Government International Bond
7.375%, 03/18/2019		850	942
7.375%, 09/18/2037		325	403
6.125%, 01/18/2041		600	665
5.625%, 02/26/2044		500	530
5.000%, 06/15/2045		800	779
4.500%, 01/28/2026		500	522
4.375%, 07/12/2021		400	421
4.000%, 02/26/2024		800	813
2.625%, 03/15/2023		300	285
Costa Rica Government International Bond
7.158%, 03/12/2045		200	195
7.000%, 04/04/2044 (A)		200	192
4.375%, 04/30/2025 (A)		200	184
4.250%, 01/26/2023 (A)		200	189
Croatia Government International Bond
6.750%, 11/05/2019		200	218
6.625%, 07/14/2020 (A)		100	109
6.375%, 03/24/2021		350	383
6.375%, 03/24/2021		200	219
6.000%, 01/26/2024		450	492
5.500%, 04/04/2023		250	266
Dominican Republic International Bond
7.500%, 05/06/2021		200	220

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
7.450%, 04/30/2044	$250	$264
6.875%, 01/29/2026 (A)	400	427
6.850%, 01/27/2045	400	393
6.600%, 01/28/2024	200	214
5.875%, 04/18/2024	200	205
5.500%, 01/27/2025	200	199
Ecuador Government International Bond
10.750%, 03/28/2022 (A)	400	449
10.500%, 03/24/2020	200	218
9.650%, 12/13/2026 (A)	200	212
7.950%, 06/20/2024	400	396
Egypt Government International Bond MTN
8.500%, 01/31/2047 (A)	200	204
7.500%, 01/31/2027 (A)	400	401
6.875%, 04/30/2040	300	266
6.125%, 01/31/2022 (A)	400	404
5.875%, 06/11/2025	400	368
5.750%, 04/29/2020	200	204
El Salvador Government International Bond
7.750%, 01/24/2023	150	150
7.650%, 06/15/2035	60	53
7.625%, 02/01/2041 (A)	300	261
7.375%, 12/01/2019	150	150
6.375%, 01/18/2027	200	175
5.875%, 01/30/2025	200	175
Ethiopia Government International Bond
6.625%, 12/11/2024	200	180
Export Development Canada
1.625%, 12/03/2019	300	300
1.625%, 01/17/2020	250	249
1.375%, 10/21/2021	100	97
1.000%, 11/01/2018	100	99
Export-Import Bank of Korea
4.375%, 09/15/2021	200	214
2.875%, 01/21/2025	200	194
2.625%, 05/26/2026	200	190
2.250%, 01/21/2020	200	201
FMS Wertmanagement AoeR MTN
1.750%, 01/24/2020	200	200
1.000%, 08/16/2019	500	492
France Government International Bond
4.250%, 10/25/2023	EUR 858	1,167
3.750%, 04/25/2021	700	881
3.250%, 10/25/2021	600	749
3.250%, 05/25/2045	320	438
2.500%, 05/25/2030	1,130	1,390
French Republic Government Bond
4.750%, 04/25/2035	145	234
French Treasury Note
1.000%, 07/25/2017	185	201
Gabon Government International Bond
6.950%, 06/16/2025	$200	185

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	43

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
6.375%, 12/12/2024		$200	$184
Georgia Government International Bond
6.875%, 04/12/2021 (A)		200	221
Ghana Government International Bond
10.750%, 10/14/2030		300	354
8.125%, 01/18/2026		200	195
7.875%, 08/07/2023		200	195
Guatemala Government International Bond
5.750%, 06/06/2022 (A)		200	214
4.875%, 02/13/2028		200	196
Honduras Government International Bond
7.500%, 03/15/2024		200	217
Hungary Government International Bond
7.625%, 03/29/2041		300	418
6.375%, 03/29/2021		900	1,008
6.250%, 01/29/2020		350	384
5.750%, 11/22/2023		400	447
5.375%, 02/21/2023		400	436
5.375%, 03/25/2024		650	713
4.000%, 03/25/2019		300	310
Indonesia Government International Bond MTN
11.625%, 03/04/2019		300	359
8.500%, 10/12/2035		300	416
7.750%, 01/17/2038		300	398
6.750%, 01/15/2044 (A)		275	339
6.625%, 02/17/2037		300	354
5.950%, 01/08/2046 (A)		400	450
5.875%, 03/13/2020		500	547
5.875%, 01/15/2024 (A)		300	335
5.375%, 10/17/2023 (A)		200	219
5.250%, 01/17/2042 (A)		600	614
5.250%, 01/08/2047 (A)		200	205
5.125%, 01/15/2045 (A)		200	201
4.875%, 05/05/2021 (A)		450	479
4.750%, 01/08/2026 (A)		400	419
4.625%, 04/15/2043 (A)		400	393
4.350%, 01/08/2027 (A)		400	406
4.125%, 01/15/2025 (A)		400	402
3.750%, 04/25/2022 (A)		400	405
3.700%, 01/08/2022 (A)		200	203
3.375%, 04/15/2023 (A)		200	197
Iraq Government AID Bond
2.149%, 01/18/2022		220	220
Iraq Government International Bond
5.800%, 01/15/2028 (A)		500	415
Israel Government International Bond
4.500%, 01/30/2043		200	202
4.000%, 06/30/2022		200	214
Italy Buoni Poliennali Del Tesoro
5.000%, 08/01/2034	EUR	330	460
4.750%, 09/01/2028 (A)		654	864
4.000%, 09/01/2020		310	376

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
3.750%, 05/01/2021	EUR	307	$373
3.500%, 06/01/2018		452	512
3.250%, 09/01/2046 (A)		190	203
2.500%, 12/01/2024		325	366
2.250%, 09/01/2036 (A)		150	147
2.150%, 12/15/2021		643	734
2.000%, 12/01/2025		450	482
1.150%, 05/15/2017		1,479	1,605
1.050%, 12/01/2019		422	466
0.650%, 11/01/2020		785	852
0.650%, 10/15/2023		700	714
Italy Government International Bond MTN
6.875%, 09/27/2023		$100	117
5.375%, 06/15/2033		150	162
Ivory Coast Government International Bond
6.375%, 03/03/2028		200	195
5.750%, 12/31/2032 (D)		392	363
5.375%, 07/23/2024		200	189
Jamaica Government International Bond
7.875%, 07/28/2045		200	222
6.750%, 04/28/2028		300	332
Japan Bank for International Cooperation
2.125%, 02/10/2025		200	190
1.875%, 07/21/2026		200	183
1.750%, 11/13/2018		550	550
Japan Government Five Year Bond
0.200%, 06/20/2017	JPY	70,250	625
0.200%, 12/20/2017		246,000	2,195
0.200%, 12/20/2018		292,550	2,619
0.100%, 03/20/2018		86,000	767
0.100%, 06/20/2019		63,500	568
0.100%, 06/20/2020		115,500	1,034
0.100%, 09/20/2020		209,300	1,875
0.100%, 09/20/2021		252,000	2,259
0.100%, 12/20/2021		205,000	1,838
Japan Government Ten Year Bond
0.700%, 12/20/2022		136,400	1,266
0.600%, 03/20/2023		117,100	1,082
0.500%, 09/20/2024		339,450	3,123
0.400%, 09/20/2025		60,000	549
0.100%, 03/20/2026		81,850	729
0.100%, 09/20/2026		141,200	1,256
Japan Government Thirty Year Bond
2.500%, 03/20/2036		184,150	2,191
1.700%, 09/20/2044		296,650	3,229
0.600%, 12/20/2046		18,000	151
0.500%, 09/20/2046		17,000	139
0.300%, 06/20/2046		13,350	103
Japan Government Twenty Year Bond
2.100%, 03/20/2030		231,500	2,547
1.600%, 03/20/2033		130,250	1,367
1.500%, 03/20/2033		140,600	1,457

44	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
0.600%, 12/20/2036	JPY	63,000	$554
0.500%, 09/20/2036		22,000	190
Jordan Government International Bond
6.125%, 01/29/2026 (A)		$200	201
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045 (A)		250	293
5.125%, 07/21/2025 (A)		550	590
4.875%, 10/14/2044 (A)		200	193
3.875%, 10/14/2024 (A)		200	200
Kenya Government International Bond
6.875%, 06/24/2024		400	386
5.875%, 06/24/2019		200	207
Korea Government International Bond
3.875%, 09/11/2023		200	215
Lebanon Government International Bond MTN
8.250%, 04/12/2021		500	540
6.650%, 11/03/2028		250	244
6.650%, 02/26/2030		550	535
6.600%, 11/27/2026		900	882
6.375%, 03/09/2020		200	203
6.100%, 10/04/2022		600	594
6.000%, 01/27/2023		50	50
5.800%, 04/14/2020		550	547
5.450%, 11/28/2019		500	497
5.150%, 11/12/2018		200	200
Malaysia Sukuk Global
4.080%, 04/27/2046 (A)		250	246
Mexico Government International Bond MTN
8.125%, 12/30/2019		100	117
6.750%, 09/27/2034		625	750
6.050%, 01/11/2040		900	983
5.950%, 03/19/2019		250	271
5.750%, 10/12/2110		750	697
5.550%, 01/21/2045		600	613
5.125%, 01/15/2020		1,050	1,131
4.750%, 03/08/2044		1,100	1,009
4.600%, 01/23/2046		800	722
4.350%, 01/15/2047		400	345
4.125%, 01/21/2026		900	903
4.000%, 10/02/2023		750	755
3.625%, 03/15/2022		800	808
3.600%, 01/30/2025		900	875
3.500%, 01/21/2021		100	102
Mongolia Government International Bond MTN
5.125%, 12/05/2022		200	173
Morocco Government International Bond
5.500%, 12/11/2042 (A)		200	209
4.250%, 12/11/2022 (A)		200	205
Mozambique Government International Bond
10.500%, 01/18/2023 (A)		200	120

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Namibia Government International Bond
5.500%, 11/03/2021 (A)	$200	$211
Nigeria Government International Bond
6.375%, 07/12/2023	200	195
5.125%, 07/12/2018	200	203
Oman Government International Bond
4.750%, 06/15/2026 (A)	400	384
3.625%, 06/15/2021 (A)	400	398
Pakistan Government International Bond
8.250%, 09/30/2025	200	224
7.250%, 04/15/2019	250	267
Panama Government International Bond
7.125%, 01/29/2026	100	125
6.700%, 01/26/2036	500	619
5.200%, 01/30/2020	450	486
4.300%, 04/29/2053	200	185
4.000%, 09/22/2024	450	465
3.875%, 03/17/2028	400	399
3.750%, 03/16/2025	700	707
Paraguay Government International Bond
6.100%, 08/11/2044	200	203
5.000%, 04/15/2026 (A)	200	205
Peruvian Government International Bond
8.750%, 11/21/2033	250	371
7.350%, 07/21/2025	650	839
6.550%, 03/14/2037	500	635
5.625%, 11/18/2050	550	635
4.125%, 08/25/2027	400	424
Philippine Government International Bond
10.625%, 03/16/2025	100	153
9.875%, 01/15/2019	150	173
9.500%, 02/02/2030	100	158
8.375%, 06/17/2019	300	347
7.750%, 01/14/2031	550	779
6.500%, 01/20/2020	200	226
6.375%, 01/15/2032	100	129
6.375%, 10/23/2034	650	857
5.500%, 03/30/2026	850	1,001
5.000%, 01/13/2037	500	575
4.200%, 01/21/2024	650	697
4.000%, 01/15/2021	450	477
3.950%, 01/20/2040	600	602
3.700%, 03/01/2041	600	583
Poland Government International Bond
6.375%, 07/15/2019	750	829
5.125%, 04/21/2021	450	491
5.000%, 03/23/2022	775	845
4.000%, 01/22/2024	500	516
3.250%, 04/06/2026	550	533
3.000%, 03/17/2023	400	394
Province of Alberta Canada
1.900%, 12/06/2019	200	200

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	45

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Province of British Columbia Canada
2.250%, 06/02/2026	$100	$95
2.000%, 10/23/2022	225	220
Province of Manitoba Canada
3.050%, 05/14/2024	100	102
2.125%, 06/22/2026	100	93
1.125%, 06/01/2018	100	100
Province of Ontario Canada
4.400%, 04/14/2020	200	215
3.200%, 05/16/2024	400	410
2.500%, 09/10/2021	200	201
2.500%, 04/27/2026	200	192
2.000%, 01/30/2019	100	101
1.625%, 01/18/2019	100	100
Province of Quebec Canada
7.500%, 09/15/2029	300	420
3.500%, 07/29/2020	250	264
Qatar Government International Bond
9.750%, 06/15/2030 (A)	200	314
6.550%, 04/09/2019 (A)	300	328
6.400%, 01/20/2040 (A)	200	255
5.750%, 01/20/2042 (A)	200	238
5.250%, 01/20/2020 (A)	450	488
4.625%, 06/02/2046 (A)	400	406
4.500%, 01/20/2022 (A)	350	376
3.250%, 06/02/2026 (A)	800	782
2.375%, 06/02/2021 (A)	700	691
Romanian Government International Bond MTN
6.750%, 02/07/2022 (A)	350	400
6.125%, 01/22/2044 (A)	200	236
4.875%, 01/22/2024 (A)	300	319
4.375%, 08/22/2023 (A)	300	310
Russian Foreign Bond - Eurobond
12.750%, 06/24/2028 (A)	475	816
11.000%, 07/24/2018 (A)	550	624
7.500%, 03/31/2030 (D)	2,127	2,551
5.875%, 09/16/2043 (A)	200	224
5.625%, 04/04/2042 (A)	600	650
5.000%, 04/29/2020	700	747
4.875%, 09/16/2023 (A)	800	847
4.500%, 04/04/2022 (A)	400	418
3.500%, 01/16/2019 (A)	400	409
Saudi Government International Bond MTN
4.500%, 10/26/2046 (A)	1,300	1,272
3.250%, 10/26/2026 (A)	1,000	954
2.375%, 10/26/2021 (A)	1,050	1,023
Senegal Government International Bond
6.250%, 07/30/2024	200	197
Serbia Government International Bond
7.250%, 09/28/2021	250	282
5.875%, 12/03/2018	200	210

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
4.875%, 02/25/2020	$400	$410
South Africa Government International Bond
6.875%, 05/27/2019	250	272
6.250%, 03/08/2041	200	224
5.875%, 05/30/2022	200	219
5.875%, 09/16/2025	500	539
5.500%, 03/09/2020	700	746
5.375%, 07/24/2044	200	201
5.000%, 10/12/2046	400	378
4.875%, 04/14/2026	400	402
4.665%, 01/17/2024	200	202
4.300%, 10/12/2028	400	376
Sri Lanka Government International Bond
6.850%, 11/03/2025 (A)	200	200
6.825%, 07/18/2026 (A)	200	200
6.250%, 10/04/2020 (A)	200	206
6.250%, 07/27/2021 (A)	200	204
6.125%, 06/03/2025	200	192
6.000%, 01/14/2019	200	206
5.875%, 07/25/2022 (A)	200	200
5.750%, 01/18/2022 (A)	200	200
Svensk Exportkredit MTN
1.875%, 06/23/2020	200	200
1.250%, 04/12/2019	250	248
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026 (A)	300	297
Turkey Government International Bond
8.000%, 02/14/2034	100	115
7.500%, 11/07/2019	450	488
7.375%, 02/05/2025	650	716
7.250%, 03/05/2038	200	215
7.000%, 03/11/2019	200	212
7.000%, 06/05/2020	350	377
6.875%, 03/17/2036	850	880
6.750%, 04/03/2018	450	468
6.750%, 05/30/2040	400	407
6.625%, 02/17/2045	450	454
6.250%, 09/26/2022	500	523
6.000%, 01/14/2041	600	560
5.750%, 03/22/2024	550	554
5.625%, 03/30/2021	500	515
5.125%, 03/25/2022	200	199
4.875%, 10/09/2026	900	839
4.875%, 04/16/2043	625	510
4.250%, 04/14/2026	500	447
3.250%, 03/23/2023	200	179
Ukraine Government AID Bond
1.847%, 05/29/2020	263	262
Ukraine Government International Bond
7.750%, 09/01/2019 (A)	500	497
7.750%, 09/01/2020 (A)	400	391

46	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
7.750%, 09/01/2021 (A)		$500	$483
7.750%, 09/01/2025 (A)		400	372
7.750%, 09/01/2026 (A)		400	370
7.750%, 09/01/2027 (A)		400	369
United Kingdom Gilt
4.750%, 12/07/2038	GBP	220	412
4.500%, 09/07/2034		128	224
4.250%, 06/07/2032		448	749
4.250%, 06/07/2032		75	125
4.250%, 12/07/2040		318	568
3.750%, 09/07/2021		732	1,052
3.750%, 07/22/2052		755	1,394
3.500%, 01/22/2045		215	354
2.250%, 09/07/2023		470	640
2.000%, 07/22/2020		296	392
2.000%, 09/07/2025		165	220
1.500%, 07/22/2026		483	612
1.250%, 07/22/2018		302	386
Uruguay Government International Bond
7.625%, 03/21/2036		$400	507
5.100%, 06/18/2050		975	910
4.500%, 08/14/2024		500	528
4.375%, 10/27/2027		600	614
4.125%, 11/20/2045		200	172
Venezuela Government International Bond
12.750%, 08/23/2022		700	458
11.950%, 08/05/2031		1,100	641
11.750%, 10/21/2026		800	470
9.375%, 01/13/2034		550	267
9.250%, 09/15/2027		500	265
9.250%, 05/07/2028		200	96
9.000%, 05/07/2023		600	304
8.250%, 10/13/2024		100	47
7.750%, 10/13/2019		750	452
7.650%, 04/21/2025		500	232
7.000%, 03/31/2038		400	178
Vietnam Government International Bond
6.750%, 01/29/2020		150	163
4.800%, 11/19/2024		200	202
Zambia Government International Bond
8.970%, 07/30/2027		200	200
8.500%, 04/14/2024		200	199
5.375%, 09/20/2022		200	180

Total Sovereign Debt (Cost $189,716) ($ Thousands)			189,080
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
FFCB
1.620%, 04/20/2021		250	247
1.500%, 12/19/2019		250	250

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1.100%, 06/01/2018	$250	$250
0.875%, 09/20/2018	250	249
FHLB
5.500%, 07/15/2036	225	295
1.875%, 11/29/2021	500	497
1.650%, 01/06/2020	250	250
1.625%, 06/14/2019	1,250	1,257
1.375%, 11/15/2019	425	424
1.250%, 01/16/2019	1,000	999
1.125%, 04/25/2018 to 07/14/2021	3,000	2,979
FHLMC
6.750%, 03/15/2031	500	708
6.250%, 07/15/2032	300	414
2.375%, 01/13/2022	375	381
1.800%, 01/27/2020	500	500
1.375%, 05/01/2020	1,200	1,191
1.250%, 07/26/2019	250	248
1.100%, 09/13/2018	500	499
1.070%, 09/06/2018	250	249
1.050%, 02/26/2018	250	250
0.875%, 03/07/2018	700	699
FHLMC MTN
0.875%, 10/12/2018	1,000	995
FNMA
6.625%, 11/15/2030	475	663
2.625%, 09/06/2024	600	606
2.125%, 04/24/2026	205	195
1.875%, 02/19/2019 to 12/28/2020	1,250	1,257
1.750%, 09/12/2019	750	756
1.625%, 01/21/2020	375	376
1.500%, 06/22/2020	300	299
1.400%, 08/24/2020	250	247
1.200%, 08/16/2019	250	247
1.125%, 10/19/2018	500	500
1.000%, 02/26/2019	1,000	994
0.875%, 02/08/2018 to 08/02/2019	1,000	996
Tennessee Valley Authority
5.250%, 09/15/2039	275	344
3.500%, 12/15/2042	125	123
2.875%, 09/15/2024	500	511
Total U.S. Government Agency Obligations (Cost $21,996) ($ Thousands)		21,945
MUNICIPAL BONDS — 0.5%
California — 0.2%
Bay Area, Toll Authority, RB
6.263%, 04/01/2049	200	275
California State, Build America Bonds, GO
7.600%, 11/01/2040	175	262
7.550%, 04/01/2039	350	515

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	47

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Department of Water Resources, Ser P, RB
2.000%, 05/01/2022	$25	$25
California State, Earthquake Authority, RB
2.805%, 07/01/2019	100	101
California State, East Bay Municipal Utility
District, Water System Revenue, RB
5.874%, 06/01/2040	200	254
Los Angeles, Unified School District, GO
5.750%, 07/01/2034	200	247
University of California, Ser AJ, RB
4.601%, 05/15/2031	250	278
University of California, Ser AQ, RB
4.767%, 05/15/2115	250	238

		2,195

Connecticut — 0.0%
Connecticut State, Ser A, GO
5.850%, 03/15/2032	200	242

Georgia — 0.0%
Georgia State, Municipal Electric Authority, RB
6.655%, 04/01/2057	100	122
6.637%, 04/01/2057	200	248

		370

Illinois — 0.1%
Chicago, GO
7.781%, 01/01/2035	250	257
Illinois State, GO
5.100%, 06/01/2033	400	366
4.950%, 06/01/2023	100	102
4.350%, 06/01/2018	73	74

		799

New Jersey — 0.1%
New Jersey State, Turnpike Authority, RB
7.414%, 01/01/2040	225	327
7.102%, 01/01/2041	350	489

		816

New York — 0.1%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	200	205
New York & New Jersey, Port Authority, RB Callable 06/01/2025 @ 100
4.823%, 06/01/2045	50	52
New York City, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	200	229
New York City, Water & Sewer System, RB
5.750%, 06/15/2041	100	129

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, RB
5.500%, 03/15/2030	$100	$118
5.289%, 03/15/2033	100	116
New York State, Metropolitan Transportation Authority, RB
6.814%, 11/15/2040	250	336

		1,185

Ohio — 0.0%
American Municipal Power, Ser B, RB
8.084%, 02/15/2050	100	152
Ohio State University, Ser A, RB
4.048%, 12/01/2056	100	99

		251

South Carolina — 0.0%
South Carolina, Public Service Authority, Ser D, RB
2.388%, 12/01/2023	50	49

Tennessee — 0.0%
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Ser B, RB Callable 04/01/2026 @ 100
4.053%, 07/01/2026	100	103

Texas — 0.0%
Houston, Ser A, GO
6.290%, 03/01/2032	90	107
Texas State, Build America Bonds, GO
5.517%, 04/01/2039	200	253
Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	200	236
University of Texas, Ser A, RB
3.852%, 08/15/2046	50	51

		647

Total Municipal Bonds (Cost $6,625) ($ Thousands)		6,657

ASSET-BACKED SECURITIES — 0.5%
AmeriCredit Automobile Receivables, Ser 2016-1, Cl A3
1.810%, 10/08/2020	275	276
BA Credit Card Trust, Ser 2015-A2, Cl A
1.360%, 09/15/2020	150	150
Capital Auto Receivables Asset Trust, Ser 2015- 3, Cl A3
1.940%, 01/21/2020	500	502

48	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A1
1.390%, 01/15/2021	$500	$500
CarMax Auto Owner Trust, Ser 2016-4, Cl A3
1.400%, 08/15/2021	650	645
Chase Issuance Trust, Ser 2012-A7, Cl A7
2.160%, 09/16/2024	300	295
Chase Issuance Trust, Ser 2015-A5, Cl A5
1.360%, 04/15/2020	100	100
Citibank Credit Card Issuance Trust, Ser 2008- A1, Cl A1
5.350%, 02/07/2020	188	195
Citibank Credit Card Issuance Trust, Ser 2014- A5, Cl A5
2.680%, 06/07/2023	200	204
CSAIL Commercial Mortgage Trust, Ser 2015- C3, Cl A4
3.718%, 08/15/2048	245	255
Discover Card Execution Note Trust, Ser 2014- A4, Cl A4
2.120%, 12/15/2021	200	202
GS Mortgage Securities Trust, Ser 2015-GC34, Cl A4
3.506%, 10/10/2048	500	511
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl A3
2.791%, 11/15/2049	500	484
Santander Drive Auto Receivables Trust, Ser 2015-3, Cl C
2.740%, 01/15/2021	700	707
Synchrony Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	300	298
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A3
3.290%, 05/15/2048	650	655
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl A1
1.577%, 01/15/2059	434	431
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	155	155

Total Asset-Backed Securities (Cost $6,612) ($ Thousands)		6,565

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS — 0.0%
Comstock Resources, Expires 06/15/2020 Strike Price $– *	275	$3

Total Warrants (Cost $—) ($ Thousands)		3

Total Investments — 98.8% (Cost $1,212,836) ($ Thousands)		$1,206,687

A list of open forward foreign currency contracts held by the Fund at January 31, 2017, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Depreciation ($ Thousands)
02/06/17	CAD	1,718	USD	1,279	$(39)
02/06/17	GBP	5,776	USD	7,143	(124)
02/06/17	EUR	17,857	USD	18,864	(437)
02/06/17	JPY	3,820,356	USD	32,794	(1,148)

					$(1,748)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at January 31, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Brown Brothers Harriman	$(61,829)	$60,081	$(1,748)

			$(1,748)

For the six-months ended January 31, 2017, the total amount of all open forward foreign currency contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,221,044 ($ Thousands).

*	Non-income producing security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2017, the value of these securities amounted to $99,093 ($ Thousands), representing 8.1% of the Net Assets of the Fund.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of January 31, 2017.
(C)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.
(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on January 31, 2017. The coupon on a step bond changes on a specified date.

AID — Agency for International Development

CAD — Canadian Dollar

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	49

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2017

Tactical Offensive Fixed Income Fund (Concluded)

Cl  —  Class

EUR  —  Euro

FFCB  —  Federal Farm Credit Bank

FHLB  —  Federal Home Loan Bank

FHLMC  —  Federal Home Loan Mortgage Corporation

FNMA  —  Federal National Mortgage Association

GBP  —  British Pound Sterling

GNMA  —  Government National Mortgage Association

GO  —  General Obligation

JPY  —  Japanese Yen

MTN  —  Medium Term Note

PIK  —  Payment-in-Kind

PLC  —  Public Limited Company

RB  —  Revenue Bond

S&P —  Standard & Poor’s Ser — Series

TBA  —  To Be Announced

USD  —  United States Dollar

Investments in Securities	Level 1	Level 2	Level 3 ‡	Total
Corporate Obligations	$—	376,268	$—	$376,268
U.S. Treasury Obligations	—	332,060	—	332,060
Mortgage-Backed Securities	—	274,109	—	274,109
Sovereign Debt	—	189,080	—	189,080
U.S. Government Agency
Obligations	—	21,945	—	21,945
Municipal Bonds	—	6,657	—	6,657
Asset-Backed Securities	—	6,565	—	6,565
Warrants	—	—	3	3

Total Investments in Securities	$—	$1,206,684	$3	$1,206,687

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Depreciation	$—	$(1,748)	$—	$(1,748)

Total Other Financial Instruments	$—	$(1,748)	$—	$(1,748)

*	Forwards contracts are valued at the unrealized depreciation on the instruments.

‡	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the six month period ended January 31, 2017, there were no transfers between Level 1, Level 2, and/or Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

50	Adviser Managed Trust / Semi-Annual Report /January 31, 2017

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

January 31, 2017

	Tactical Offensive Equity Fund		Tactical Offensive Fixed Income Fund
Assets:
Investments, at value †	$1,933,276		$1,206,687
Cash	35,047		41,009
Foreign currency, at value †††	1,879		33
Affiliated investments, at value ††	315		—
Dividends and interest receivable	1,801		9,082
Cash pledged as collateral for futures contracts	1,497		—
Receivable for fund shares sold	1,157		701
Foreign tax reclaim receivable	105		—
Receivable for variation margin	63		—
Receivable for investment securities sold	28		6,818
Prepaid expenses	21		16

Total Assets	1,975,189		1,264,346

Liabilities:
Payable for investment securities purchased	4,408		40,657
Payable for fund shares redeemed	471		529
Shareholder servicing fees payable	417		256
Administration fees payable	320		25
Investment advisory fees payable	47		47
Payable for variation margin	10		—
Chief Compliance Officer fees payable	—		—
Unrealized loss on forward foreign currency contracts	—		1,748
Accrued expense payable	168		40

Total Liabilities	5,841		43,302

Net Assets	$1,969,348		$1,221,044

† Cost of investments	$1,760,109		$1,212,836
†† Cost of affiliated investments	308		—
††† Cost of foreign currency	1,836		32
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$1,818,108		$1,236,696
Undistributed/(Distributions in excess of) net investment income	299		(4,171)
Accumulated net realized loss on investments, futures contracts and foreign currency	(22,703)		(3,584)
Net unrealized appreciation/(depreciation) on investments	173,174		(6,149)
Net unrealized appreciation/(depreciation) on futures contracts	405		—
Net unrealized appreciation/(depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	65		(1,748)

Net Assets	$1,969,348		$1,221,044

Net Asset Value, Offering and Redemption Price Per Share	$14.26		$10.14
	($1,969,348,065 ÷		($1,221,044,346 ÷
	138,092,087 shares	)	120,400,819 shares )

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	51

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six month period ended January 31, 2017

	Tactical Offensive Equity Fund	Tactical Offensive Fixed Income Fund
Investment income:
Dividends	$18,850	$—
Dividends from affiliated investments (1)	2	—
Interest income	39	16,706
Less: foreign taxes withheld	(471)	(6)

Total investment income	18,420	16,700

Expenses:
Shareholder servicing fees	2,384	1,476
Administration fees	1,907	1,181
Investment advisory fees	1,907	886
Trustee fees	8	5
Chief Compliance Officer fees	3	2
Custodian/wire agent fees	224	23
Professional fees	52	44
Registration fees	37	29
Printing fees	36	23
Other expenses	74	188

Total expenses	6,632	3,857

Less:
Waiver of investment advisory fees	(1,637)	(608)
Waiver of administration fees	(219)	(1,000)

Net expenses	4,776	2,249

Net investment income	13,644	14,451

Net realized gain/(loss) on:
Investments	1,902	(620)
Futures contracts	4,405	—
Foreign currency transactions	(171)	5,364
Net change in unrealized appreciation/(depreciation) on:
Investments	91,367	(44,543)
Affiliated investments (1)	22	—
Futures contracts	(2,391)	—
Foreign currency and translation of other assets and liabilities denominated in foreign currency	55	(1,604)

Net increase/(decrease) in net assets resulting from operations	$108,833	$(26,952)

(1)	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

52	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended January 31, 2017 (Unaudited) and the year ended July 31, 2016

	Tactical Offensive Equity Fund		Tactical Offensive Fixed Income Fund
	2017	2016	2017	2016
Operations:
Net investment income	$13,644	$7,073	$14,451	$25,648
Net realized gain/(loss) from investments, affiliated investments and futures contracts	6,307	(24,088)	(620)	(4,196)
Net realized gain/(loss) on foreign currency transactions	(171)	101	5,364	(3,927)
Net change in unrealized appreciation/(depreciation) on investments, affiliated investments and futures contracts	88,998	(68,023)	(44,543)	47,726
Net change in unrealized appreciation/(depreciation) on foreign currency and translation of other assets and liabilities denominated in foreign currency	55	103	(1,604)	(339)

Net increase/(decrease) in net assets resulting from operations	108,833	(84,834)	(26,952)	64,912

Dividends and distributions from:
Net investment income	(17,550)	(18,071)	(24,172)	(21,066)
Net realized gains	—	(12,906)	—	—

Total dividends and distributions	(17,550)	(30,977)	(24,172)	(21,066)

Capital share transactions:(1)
Proceeds from shares issued	215,842	1,831,274	207,369	342,224
Reinvestment of dividends & distributions	17,311	3	23,886	20,853
Cost of shares redeemed	(204,076)	(1,549,210)	(102,462)	(240,686)

Increase in net assets derived from capital share transactions	29,077	282,067	128,793	122,391

Net increase in net assets	120,360	166,256	77,669	166,237

Net assets:
Beginning of period	1,848,988	1,682,732	1,143,375	977,138

End of period	$1,969,348	$1,848,988	$1,221,044	$1,143,375

Undistributed/(distributions in excess of) net investment income included in net assets at period end	$299	$4,205	$(4,171)	$5,550

(1)	See Note 6 in the Notes to Financial Statements for additional information.

Amount designated as “—” is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	53

FINANCIAL HIGHLIGHTS

For the six month period ended January 31, 2017 (Unaudited) and the years ended July 31, For a share outstanding throughout the year or period

	Net asset value, beginning of year or period	Net investment income(1)	Net realized and unrealized gains/(losses) on securities(1)	Total from operations	Dividends from Net Investment Income	Distributions from realized gains	Total dividends and distributions	Net asset value, end of year or period	Total Return†	Net assets, end of year or period ($ Thousands)	Ratio of net expenses to average net assets	Ratio of expenses to average net assets (excluding fees paid indirectly and including waivers)	Ratio of expenses to average net assets (excluding fees paid indirectly and waivers)	Ratio of net investment income to average net assets	Portfolio turnover‡
Tactical Offensive Equity Fund
2017@	$13.59	$0.10	$0.70	$0.80	$(0.13)	$–	$(0.13)	$14.26	8.59%	$1,969,348	0.50%	0.50%	0.69%	1.43%	4%
2016	13.93	0.20	(0.28)	(0.08)	(0.15)	(0.11)	(0.26)	13.59	(0.42)	1,848,988	0.50	0.50	0.71	1.53	319
2015	14.43	0.20	0.63	0.83	(0.13)	(1.20)	(1.33)	13.93	6.18	1,682,732	0.59	0.59	0.78	1.44	64
2014	13.15	0.10	1.48	1.58	(0.09)	(0.21)	(0.30)	14.43	12.08	1,388,377	1.10	1.10	1.19	0.72	62
2013	10.76	0.11	2.51	2.62	(0.23)	–	(0.23)	13.15	24.64	1,026,593	1.10	1.10	1.19	0.93	93
2012	9.80	0.14	0.89 ^	1.03	(0.07)	–	(0.07)	10.76	10.60	796,618	1.10	1.10	1.22	1.29	194
Tactical Offensive Fixed Income Fund
2017@	$10.59	$0.13	$(0.37)	$(0.24)	$(0.21)	$–	$(0.21)	$10.14	(1.64)%	$1,221,044	0.38%	0.38%	0.65%	2.44%	27%
2016	10.19	0.25	0.36	0.61	(0.21)	–	(0.21)	10.59	6.05	1,143,375	0.38	0.38	0.66	2.45	101
2015	10.25	0.22	(0.08)	0.14	(0.20)	–	(0.20)	10.19	1.40	977,138	0.43	0.43	0.68	2.11	257
2014	10.03	0.13	0.28	0.41	(0.19)	–	(0.19)	10.25	4.16	429,945	0.80	0.80	0.85	1.31	389
2013	10.56	0.14	(0.22)	(0.08)	(0.21)	(0.24)	(0.45)	10.03	(0.89)	655,548	0.80	0.80	0.84	1.30	292
2012	10.26	0.17	0.57	0.74	(0.24)	(0.20)	(0.44)	10.56	7.44	586,652	0.80	0.86	0.86	1.63	310

@	For the six month period ended January 31, 2017. All ratios for the period have been annualized.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses for that period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
†	Returns are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares. Effective October 1, 2014, the Fund’s investment strategy was changed from “active” to “passive”. The Fund’s past performance is not necessarily indicative of how the Fund will perform in the future.
‡	Portfolio turnover rates are for the period indicated and have not been annualized.
(1)	Per share net investment income and net realized and unrealized gains/(losses) on securities calculated using average shares.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

54	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2017

1. ORGANIZATION

Adviser Managed Trust (the “Trust”) was established as a Delaware statutory trust under an Agreement and Declaration of Trust dated September 22, 2010. The Trust commenced operations on February 25, 2011.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with two registered funds: Tactical Offensive Equity and Tactical Offensive Fixed Income (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objective and strategies.

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Funds. The Funds may not be purchased by any other investor. The Funds are designed to be a component of a broader strategy employed by a third party investment manager (“Financial Adviser”) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients’ assets among the Tactical Offensive Equity Fund, the Tactical Offensive Fixed Income Fund and a money market fund affiliated with the Funds, depending on the Financial Adviser’s evaluation of current market conditions (“Adviser Managed Strategy”). The Financial Adviser is not the adviser to the Funds, and is not affiliated with SEI Investments Management Corporation (“SIMC”), the adviser to the Funds. The Adviser Managed Strategy is based on models developed by the Financial Adviser and is not subject to the oversight of or input from SIMC.

When the Financial Adviser determines to reallocate its clients’ assets to one or more of the Funds that compose the Adviser Managed Strategy, the Financial Adviser may request the redemption of a substantial portion or all of the shares for which the Financial Adviser exercises investment discretion. In such an instance, the Financial Adviser’s redemption request will cause a Fund to liquidate a substantial portion or substantially all of its assets in order to fulfill the redemption request. If the Financial Adviser redeems all of the shares for which it exercises investment discretion, the Fund will no longer be an active component of the Adviser Managed Strategy.

When the Tactical Offensive Equity Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in exchange traded funds (“ETF”s) that are designed to track the performance of the broad equity market. When the Tactical Offensive Fixed Income Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s investment goal.

The Funds could be invested in these types of investments for extended periods of time. At such times, SIMC will manage the assets of the Funds. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in a Fund when the Fund is not an active component of the Adviser Managed Strategy.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	55

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2017

converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee

56	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

Funds that hold international securities also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	57

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2017

contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the period ended January 31, 2017, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2017, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Summary Schedule of Investments/Schedule of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense recognized on the ex-dividend date, and interest income or expense recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. There were no outstanding repurchase agreements as of January 31, 2017.

Reverse Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no outstanding reverse repurchase agreements as of January 31, 2017.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds’ investments in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

58	Adviser Managed Trust / Semi-Annual Report /January 31, 2017

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts for hedging or speculative purposes with respect to either specific transactions, fund positions or anticipated fund positions. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of January 31, 2017, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of January 31, 2017, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of January 31, 2017, if applicable. There were no outstanding option/swaption contracts during the period ended January 31, 2017.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts for speculative or hedging purposes. Swaps may be used to synthetically obtain exposure to securities or baskets of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2017

particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

These risks may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. There were no outstanding swap agreements as of January 31, 2017.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed — and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

60	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies. As of January 31, 2017, the Funds did not hold any loans.

Collateralized Debt Obligations — To the extent consistent with its investment objective and strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust, typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the Trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline CDOs that are subordinate structure of the investment and investment results. The Funds did not hold any CDO’s or CLO’s during the period ended January 31, 2017.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually for the Tactical Offensive Equity Fund and declared and paid quarterly for the Tactical Offensive Fixed Income Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

When a Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset-backed securities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2017

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

The Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

There were no outstanding credit default swaps as of January 31, 2017.

4. DERIVATIVE TRANSACTIONS

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

62	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Customer account agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared Over the Counter (“OTC”) derivatives.

The following is a summary of the variation margin of exchange-traded or centrally cleared financial derivative instruments as of January 31, 2017 ($ Thousands):

	Financial Derivative Assets		Financial Derivative Liabilities
	Variation Margin Asset		Variation Margin Liability
	Futures	Total	Futures	Total
Tactical Offensive Equity Fund	$63	$63	$10	$10

Total Exchange-Traded or Centrally Cleared	$63	$63	$10	$10

Cash with an aggregate market value of $1,497

($ Thousands) has been pledged as collateral for exchange-traded and centrally cleared derivative instruments as of January 31, 2017.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of January 31, 2017 ($ Thousands):

	Financial Derivative Assets		Financial Derivative Liabilities
Tactical Offensive Fixed Income Fund	Forward Foreign Currency Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures(1)
Brown Brothers Harriman	$—	$—	$1,748	$1,748	$(1,748)	$—	$(1,748)

Total Over the Counter	$—	$—	$1,748	$1,748

(1)	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure to OTC financial derivative instruments can only be netted across transactions governed under the same master netting agreement with the same legal entity.

Securities with an aggregate market value of $0 have been pledged and $0 have been received as collateral for financial derivative instruments as governed by ISDA Master Agreements as of January 31, 2017.

5. INVESTMENT ADVISORY, ADMINISTRATION

AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration & Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund.

The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an Administration and Transfer Agency Agreement under which the Administrator provides administrative and transfer agency services for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), serves as each Fund’s Distributor pursuant to a distribution agreement with the Trust. The Funds have adopted a shareholder services plan (the “Service Plan”)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2017

with respect to the Shares that allows such Shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such Shares at an annual rate of average daily net assets of the Shares. The Funds’ Service Plan provides that shareholder servicing fees on the Shares will be paid to the Distributor, which may be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to the Shares.

Effective November 30, 2016, the Funds’ administrator and/or its affiliates have contractually agreed to waive fees or reimburse expenses for each Fund until November 30, 2017, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Fund’s total operating costs exceed the applicable thresholds and will not affect the Fund’s total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Funds’ adviser, the Funds’ administrator and/ or the Funds’ distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at the levels specified in the table below. The voluntary waivers of the Funds’ adviser, Funds’ administrator and Funds’ distributor are limited to the Funds’ direct operating expenses and therefore do not apply to indirect expenses incurred by the Funds, such as AFFE, if any. The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the expense limitations for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Contractual Expense Limitation	Voluntary Expense Limitation
Tactical Offensive Equity Fund	0.20%	0.25%	0.75%	0.50%
Tactical Offensive Fixed Income Fund	0.15	0.25	0.70	0.38

The following is a summary of annual fees payable to the Administrator:

	Previous Contractual Fees	Contractual Fees as of January 1, 2017
	1/31/16-12/31/16	First $2.5 Billion	Next $500 Million	Over $3 Billion
AMT Tactical Offensive Equity Fund	0.200%	0.200%	0.1650%	0.120%

	1/31/16-12/31/16	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
AMT Tactical Offensive Fixed Income Fund	0.200%	0.200%	0.1775%	0.1550%	0.1325%	0.110%

As of January 31, 2017, SIMC has entered into an investment sub-advisory agreement with the following party and pays the sub-adviser out of the fee that it receives from the Funds:

Investment Sub-Adviser

Tactical Offensive Equity Fund

SSgA Funds Management, Inc.

Tactical Offensive Fixed Income Fund

SSgA Funds Management, Inc.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on Fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that Fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the period ended January 31, 2017.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers or directors of the Distributor or the Adviser. The Trust pays each

64	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings.

Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the period ended January 31, 2017, can be found on the Financial Highlights, if applicable.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. The Funds may also purchase securities of certain companies with which it is affiliated to the extent these companies are represented in an index that the adviser or sub-adviser is passively seeking to replicate in accordance with the Fund’s investment strategy.

The following is a summary of the transactions the Tactical Offensive Equity Fund had with affiliates for the period ended January 31, 2017 ($ Thousands):

Security Description	Value 8/1/2016	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 01/31/2017	Dividend Income
SEI Investments	$293	$—	$—	$—	$22	$315	$2

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of, and during the period ended January 31, 2017, the Trust had not participated in the Program.

6. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

	Tactical Offensive Equity Fund		Tactical Offensive Fixed Income Fund
	8/1/2016 to 1/31/2017 (Unaudited)	2016	8/1/2016 to 1/31/2017 (Unaudited)	2016
Shares Issued	15,645	141,438	20,015	33,431
Shares Issued in Lieu of Dividends and Distributions	1,239	1	2,339	2,045
Shares Redeemed	(14,805)	(126,253)	(9,886)	(23,408)

Increase in capital share transactions	2,079	15,186	12,468	12,068

7. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments during the period ended January 31, 2017, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Tactical Offensive Equity Fund
Purchases	$—	$115,802	$115,802
Sales	—	70,509	70,509
Tactical Offensive Fixed Income Fund
Purchases	325,408	114,548	439,956
Sales	236,955	76,010	312,965

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	65

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

January 31, 2017

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Tactical Offensive Equity Fund
	2016	$24,315	$6,662	$—	$30,977
	2015	40,516	98,941	—	139,457
Tactical Offensive Fixed Income Fund
	2016	21,066	—	—	21,066
	2015	12,413	131	—	12,544

As of July 31, 2016, the components of Distributable Earnings on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Unrealized Appreciation ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings ($ Thousands)
Tactical Offensive Equity Fund	$4,902	$(24,863)	$82,713	$(2,795)	$59,957
Tactical Offensive Fixed Income Fund	11,026	(6,120)	37,544	(6,978)	35,472

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Tactical Offensive Equity Fund	$24,863	$—	$24,863
Tactical Offensive Fixed Income Fund	2,100	4,020	6,120

For Federal income tax purposes, the cost of securities owned at January 31, 2017, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in passive foreign investment companies, swap accruals and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at January 31, 2017, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Tactical Offensive Equity Fund	$1,760,417	$226,247	$(53,073)	$173,174
Tactical Offensive Fixed Income Fund	1,212,836	13,318	(19,467)	(6,149)

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of January 31, 2017, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against

66	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The Tactical Offensive Equity and Tactical Offensive Fixed Income Funds may invest its assets in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The market value of the Tactical Offensive Fixed Income Fund’s investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

10. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company (“SEI”). As of January 31, 2017, SPTC held of record the following percentage of outstanding shares of each Fund:

Tactical Offensive Equity Fund	99.96%
Tactical Offensive Fixed Income Fund	99.98%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the Financial Adviser. SPTC maintains omnibus accounts at the Funds’ transfer agent.

11. REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although management is still evaluating the impact of the Rule, it believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of January 31, 2017.

Adviser Managed Trust / Semi-Annual Report / January 31, 2017	67

DISCLOSURE OF FUND EXPENSES (Unaudited)

January 31, 2017

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2016 through January 31, 2017).

The table on this page illustrates your fund’s costs in two ways:

Actual fund return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 8/1/16	Ending Account Value 1/31/17	Annualized Expense Ratios	Expenses Paid During Period *
Tactical Offensive Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,085.90	0.50%	$2.63
Hypothetical 5% Return
Class A	$1,000.00	$1,022.68	0.50%	$2.55

	Beginning Account Value 8/1/16	Ending Account Value 1/31/17	Annualized Expense Ratios	Expenses Paid During Period *
Tactical Offensive Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$983.60	0.38%	$1.90
Hypothetical 5% Return
Class A	$1,000.00	$1,023.29	0.38%	$1.94

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

68	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

ADVISER MANAGED TRUST SEMI-ANNUAL REPORT JANUARY 31, 2017

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

AMT (1/17)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Tactical Offensive Equity Fund is listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Tactical Offensive Fixed Income Fund is included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.8%

Australia — 1.4%
AGL Energy	19,548	$335
Alumina	70,920	104
Amcor	36,009	391
AMP	81,597	310
APA Group	32,284	206
Aristocrat Leisure	15,690	182
ASX	5,609	212
Aurizon Holdings	60,649	231
AusNet Services	52,822	63
Australia & New Zealand Banking Group	87,254	1,940
Bank of Queensland	11,308	103
Bendigo & Adelaide Bank	13,682	130
BHP Billiton	93,668	1,894
Boral	31,248	138
Brambles	48,758	385
Caltex Australia	7,822	170
Challenger	16,532	138
CIMIC Group	2,912	76
Coca-Cola Amatil	16,592	123
Cochlear	1,657	157
Commonwealth Bank of Australia	50,885	3,154
Computershare	13,507	132
Crown Resorts	10,552	91
CSL	13,179	1,124
Dexus Property Group††	28,043	191
Domino’s Pizza Enterprises	1,778	80
DUET Group	80,943	172
Flight Centre Travel Group	1,608	37
Fortescue Metals Group	45,106	228
Goodman Group††	51,521	271
GPT Group††	52,060	185
Harvey Norman Holdings	16,099	61
Healthscope	50,269	84
Incitec Pivot	48,881	143
Insurance Australia Group	70,442	309
Lend Lease Group	15,997	171
Macquarie Group	9,337	600
Medibank	79,789	164
Mirvac Group††	107,231	165
National Australia Bank	79,238	1,824
Newcrest Mining	23,896	391
Oil Search	39,704	207
Orica	10,819	154
Origin Energy	50,698	273
Qantas Airways	14,938	39
QBE Insurance Group	39,728	377
Ramsay Health Care	4,098	208
REA Group	1,526	61
Rio Tinto	13,024	659
Santos	59,937	182
Scentre Group††	161,974	541

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Seek	9,480	$104
Sonic Healthcare	11,377	180
South32	154,240	322
Stockland††	70,469	233
Suncorp Group	35,809	354
Sydney Airport	32,104	143
Tabcorp Holdings	24,089	87
Tatts Group	42,430	140
Teekay Tankers, Cl A	12,174	30
Telstra	130,856	497
TPG Telecom	9,833	48
Transurban Group	62,173	481
Treasury Wine Estates	21,385	189
Tronox, Cl A	7,565	95
Vicinity Centres††	97,487	212
Vocus Group	14,268	44
Wesfarmers	33,634	1,028
Westfield††	60,616	404
Westpac Banking	99,621	2,398
Woodside Petroleum	22,878	548
Woolworths	38,308	715

		27,818

Austria — 0.0%
ANDRITZ	2,109	114
Erste Group Bank	9,299	283
OMV	4,267	149
Raiffeisen Bank International	3,395	75
voestalpine	3,295	140

		761

Belgium — 0.2%
Ageas	5,835	250
Anheuser-Busch InBev	22,527	2,341
Colruyt	1,951	96
Groupe Bruxelles Lambert	2,337	199
KBC Group	7,065	458
Proximus	4,407	127
Solvay	2,147	251
Telenet Group Holding*	1,528	82
UCB	3,663	252
Umicore	2,758	154

		4,210

Brazil — 0.5%
AES Tiete Energia	10,010	46
Ambev	211,691	1,158
Banco Bradesco	38,210	390
Banco do Brasil	38,200	378
Banco Santander Brasil	19,200	191
BB Seguridade Participacoes	32,100	285
BM&FBovespa - Bolsa de Valores Mercadorias e Futuros	79,100	465
BR Malls Participacoes*	26,490	124

1	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BRF	27,900	$394
CCR	39,200	193
CETIP - Mercados Organizados	10,100	151
Cia de Saneamento Basico do Estado de Sao Paulo	15,500	155
Cia Siderurgica Nacional*	38,000	140
Cielo	46,700	393
Cosan Industria e Comercio	6,000	77
CPFL Energia	9,970	80
Duratex*	16,300	39
EDP - Energias do Brasil	14,847	66
Embraer	29,900	171
Engie Brasil Energia	9,500	108
Equatorial Energia	9,000	166
Fibria Celulose	11,800	110
Hypermarcas	15,900	141
JBS	33,100	125
Klabin	25,365	131
Kroton Educacional	63,400	272
Localiza Rent a Car	9,900	116
Lojas Americanas	10,300	43
Lojas Renner	28,400	216
M Dias Branco	1,700	67
Multiplan Empreendimentos Imobiliarios	4,000	79
Natura Cosmeticos	8,400	68
Odontoprev	13,300	47
Petroleo Brasileiro*	136,500	703
Porto Seguro	5,800	48
Qualicorp	10,700	70
Raia Drogasil	10,300	215
Rumo Logistica Operadora Multimodal*	39,659	95
Sul America	9,200	54
TIM Participacoes	42,200	120
Ultrapar Participacoes	16,600	349
Vale	59,000	604
WEG	26,000	132

		8,975

Canada — 0.1%
Atlantic Power	12,789	30
IMAX*	6,360	207
Masonite International*	3,422	228
MDC Partners, Cl A	5,579	36
Tahoe Resources	15,200	139
Teekay	5,810	58
Thomson Reuters	16,100	722

		1,420

Chile — 0.1%
AES Gener	139,105	48
Aguas Andinas, Cl A	110,966	60
Banco de Chile	1,071,211	128
Banco de Credito e Inversiones	1,728	89

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Banco Santander Chile	3,038,891	$165
Cencosud	61,576	180
Cia Cervecerias Unidas	7,031	80
Colbun	369,931	72
Empresa Nacional de Telecomunicaciones*	7,975	87
Empresas CMPC	57,207	124
Empresas COPEC	20,357	209
Enel Americas	1,327,127	239
Enel Chile	879,593	85
Enel Generacion Chile	148,748	96
Itau CorpBanca	6,192,200	51
Latam Airlines Group*	14,011	129
SACI Falabella	27,315	222

		2,064

China — 1.5%
AAC Technologies Holdings	33,500	345
Agricultural Bank of China, Cl H	1,110,000	466
Air China, Cl H	92,000	66
Aluminum Corp of China, Cl H*	228,000	118
Anhui Conch Cement, Cl H	57,500	186
ANTA Sports Products	57,000	182
AviChina Industry & Technology, Cl H	108,000	80
Baidu ADR*	11,800	2,066
Bank of China, Cl H	3,638,000	1,660
Bank of Communications, Cl H	398,000	295
Beijing Capital International Airport, Cl H	70,000	68
Byd, Cl H	29,000	161
CGN Power, Cl H (A)	501,000	142
China Cinda Asset Management, Cl H	408,000	142
China CITIC Bank, Cl H	409,000	270
China Coal Energy, Cl H	109,000	57
China Communications Construction, Cl H	203,000	246
China Communications Services, Cl H	148,000	101
China Construction Bank, Cl H	3,880,000	2,900
China Everbright Bank, Cl H	174,000	84
China Galaxy Securities, Cl H	152,500	143
China Longyuan Power Group, Cl H	163,000	134
China Merchants Bank, Cl H	172,500	436
China National Building Material, Cl H	162,000	95
China Oilfield Services, Cl H	90,000	98
China Pacific Insurance Group, Cl H	118,400	424
China Petroleum & Chemical, Cl H	1,132,000	906
China Railway Construction, Cl H	103,000	144
China Railway Group, Cl H	187,000	165
China Telecom, Cl H	628,000	299
China Vanke, Cl H	61,900	158
Chongqing Changan Automobile, Cl B	45,400	64
Chongqing Rural Commercial Bank, Cl H	151,000	92
CITIC Securities, Cl H	99,000	203
COSCO SHIPPING Development, Cl H*	54,000	12
COSCO SHIPPING Holdings, Cl H*	1,500	1

2	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Country Garden Holdings	295,000	$170
CRRC	192,000	188
ENN Energy Holdings	34,000	168
Fosun International	121,000	185
Great Wall Motor, Cl H	167,000	169
Guangzhou R&F Properties	59,200	76
Huaneng Power International, Cl H	198,000	129
Industrial & Commercial Bank of China, Cl H	3,357,000	2,068
Jiangsu Expressway, Cl H	70,000	88
Jiangxi Copper, Cl H	78,000	135
Kingsoft	50,000	105
NetEase ADR	3,600	914
New Oriental Education & Technology Group ADR*	6,100	290
PetroChina, Cl H	940,000	754
PICC Property & Casualty, Cl H	208,000	317
Ping An Insurance Group of China, Cl H	240,500	1,243
Qunar Cayman Islands ADR*	2,300	70
Shandong Weigao Group Medical Polymer, Cl H	100,000	66
Shanghai Electric Group, Cl H	144,000	66
Shanghai Fosun Pharmaceutical Group, Cl H	22,000	73
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	46,340	67
Shanghai Pharmaceuticals Holding, Cl H	33,100	85
Shenzhou International Group Holdings	26,000	161
Shimao Property Holdings	58,500	79
SINA*	2,400	167
Sino-Ocean Group Holding	157,000	68
Sinopec Engineering Group, Cl H	81,500	66
Sinopec Shanghai Petrochemical, Cl H	190,000	118
Sinopharm Group, Cl H	54,400	250
Sinotrans, Cl H	113,000	47
SOHO China	113,000	57
Sun Art Retail Group	109,000	110
Tencent Holdings	250,200	6,591
Tingyi Cayman Islands Holding	108,000	123
Travelsky Technology, Cl H	56,000	126
Tsingtao Brewery, Cl H	20,000	80
Vipshop Holdings ADR*	18,600	211
Want Want China Holdings	264,000	189
Weichai Power, Cl H	62,000	110
Yanzhou Coal Mining, Cl H	98,000	77
YY ADR*	1,800	74
Zhuzhou CSR Times Electric, Cl H	25,500	146
Zijin Mining Group, Cl H	288,000	97
ZTE, Cl H	41,400	65

		29,447

Colombia — 0.0%
Cementos Argos	18,351	73

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ecopetrol	173,833	$82
Financiera Colombiana	4,870	58
Grupo Argos	12,098	80
Grupo de Inversiones Suramericana	8,928	119
Interconexion Electrica ESP	18,670	68

		480

Czech Republic — 0.0%
Central European Media Enterprises, Cl A*	8,376	22
CEZ	6,044	103
Komercni banka	2,771	98
O2 Czech Republic	5,020	52

		275

Denmark — 0.3%
AP Moller - Maersk, Cl A	111	177
AP Moller - Maersk, Cl B	185	309
Carlsberg, Cl B	3,099	280
Chr Hansen Holding	2,865	175
Coloplast, Cl B	3,511	251
Danske Bank	20,455	682
DONG Energy* (A)	2,486	94
DSV	5,577	271
Genmab*	1,643	317
ISS	4,841	172
Novo Nordisk, Cl B	56,980	2,048
Novozymes, Cl B	6,760	264
Pandora	3,366	441
TDC	23,500	124
Tryg	3,356	64
Vestas Wind Systems	6,209	435
William Demant Holding*	3,548	66

		6,170

Finland — 0.2%
Elisa	4,121	139
Fortum	12,869	206
Kone, Cl B	10,407	471
Metso	3,267	101
Neste	3,714	130
Nokia	172,753	775
Nokian Renkaat	3,317	124
Orion, Cl B	2,965	138
Sampo, Cl A	12,727	590
Stora Enso, Cl R	15,961	181
UPM-Kymmene	15,157	344
Wartsila	4,286	215

		3,414

France — 1.8%
Accor	5,114	207
Aeroports de Paris	860	96
Air Liquide	11,569	1,250
Alstom	4,444	126

3	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arkema	1,942	$192
Atos	2,549	271
AXA	57,934	1,423
BNP Paribas	31,578	2,020
Bollore	25,286	101
Bouygues	6,000	218
Bureau Veritas	7,674	150
Capital Gemini	5,060	412
Carrefour	16,800	411
Casino Guichard Perrachon	1,640	89
Christian Dior	1,579	339
Cie de Saint-Gobain	14,968	736
Cie Generale des Etablissements Michelin	5,505	591
CNP Assurances	4,973	93
Credit Agricole	34,215	454
Danone	17,547	1,100
Dassault Aviation	67	77
Dassault Systemes	3,958	307
Edenred	6,005	131
Eiffage	1,659	119
Electricite de France	7,551	74
Engie	47,974	574
Essilor International	6,182	724
Eurazeo	1,174	72
Eurofins Scientific	324	145
Eutelsat Communications	5,058	86
Fonciere Des Regions††	966	80
Gecina††	1,191	154
Groupe Eurotunnel	13,544	126
Hermes International	765	333
ICADE††	1,074	76
Iliad	765	164
Imerys	1,037	83
Ingenico Group	1,590	134
JCDecaux	2,153	69
Kering	2,296	546
Klepierre††	6,375	242
Lagardere	3,419	86
Legrand	8,260	480
L’Oreal	7,483	1,361
LVMH Moet Hennessy Louis Vuitton	8,338	1,681
Natixis	27,188	161
Orange	59,522	922
Pernod Ricard	6,396	749
Peugeot*	14,056	261
Publicis Groupe	5,892	405
Remy Cointreau	649	59
Renault	5,434	490
Rexel	8,746	152
Safran	8,928	605
Sanofi	34,534	2,780
Schneider Electric	16,671	1,193

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SCOR	4,728	$160
SEB	667	84
SFR Group*	3,174	92
Societe BIC	833	109
Societe Generale	23,019	1,126
Sodexo	2,621	290
Suez	9,433	143
Thales	3,056	287
TOTAL	66,775	3,367
Unibail-Rodamco††	2,963	682
Valeo	6,661	407
Veolia Environnement	15,376	262
Vinci	15,269	1,071
Vivendi	30,431	557
Wendel	834	99
Zodiac Aerospace	5,869	178

		34,894

Germany — 1.7%
adidas	5,641	888
Allianz	13,557	2,297
Axel Springer	1,250	66
BASF	27,340	2,633
Bayer	24,628	2,723
Bayerische Motoren Werke	9,933	904
Beiersdorf	2,920	259
Brenntag	4,476	260
Commerzbank	30,841	267
Continental	3,318	648
Covestro (A)	2,053	154
Daimler	28,560	2,140
Deutsche Bank	39,579	787
Deutsche Boerse	5,966	532
Deutsche Lufthansa	6,729	90
Deutsche Post	29,083	973
Deutsche Telekom	96,969	1,693
Deutsche Wohnen	10,535	343
E.ON	61,596	473
Evonik Industries	5,173	168
Fraport Frankfurt Airport Services Worldwide	1,204	72
Fresenius & KGaA	12,263	966
Fresenius Medical Care & KGaA	6,181	503
GEA Group	5,298	219
Hannover Rueck	1,747	192
HeidelbergCement	4,400	424
Henkel & KGaA	3,197	337
HOCHTIEF	602	85
HUGO BOSS	1,938	124
Infineon Technologies	34,213	628
Innogy* (A)	3,814	131
K+S	5,545	140
LANXESS	2,652	192

4	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Linde	5,577	$907
MAN	1,021	106
Merck KGaA	4,023	442
METRO	5,165	176
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	4,797	901
OSRAM Licht	2,578	149
ProSiebenSat.1 Media	6,339	269
QIAGEN	6,169	178
RWE	14,178	188
SAP	29,250	2,675
Siemens	22,774	2,861
Symrise	3,573	215
Telefonica Deutschland Holding	21,545	90
ThyssenKrupp	10,658	269
TUI	14,450	211
United Internet	3,564	149
Volkswagen	940	150
Vonovia	14,361	470
Zalando* (A)	2,505	99

		32,816

Greece — 0.0%
Alpha Bank AE*	65,706	116
Costamare	2,869	15
Eurobank Ergasias*	68,356	42
FF Group*	1,785	34
Hellenic Telecommunications Organization	8,266	75
JUMBO	4,857	68
National Bank of Greece*	222,352	53
OPAP	9,582	85
Piraeus Bank*	243,852	47
Titan Cement	2,299	52

		587

Hong Kong — 1.3%
3SBio* (A)	60,300	59
AIA Group	359,000	2,235
Alibaba Health Information Technology*	166,000	77
Alibaba Pictures Group*	530,000	89
ASM Pacific Technology	7,000	85
Bank of East Asia	34,707	149
Beijing Enterprises Holdings	24,000	120
Beijing Enterprises Water Group	204,000	142
Belle International Holdings	297,000	182
BOC Hong Kong Holdings	114,500	460
Brilliance China Automotive Holdings	140,000	198
Cathay Pacific Airways	34,000	46
Cheung Kong Infrastructure Holdings	19,000	153
Cheung Kong Property Holdings	81,776	542
China Conch Venture Holdings	63,500	122
China Everbright	50,000	96
China Everbright International	116,000	141

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
China Evergrande Group	193,000	$135
China Gas Holdings	82,000	119
China Huarong Asset Management, Cl H* (A)	208,200	79
China Huishan Dairy Holdings	228,000	85
China Life Insurance, Cl H	330,000	917
China Medical System Holdings	57,000	93
China Mengniu Dairy	125,000	235
China Merchants Port Holdings	61,048	164
China Minsheng Banking, Cl H	268,000	296
China Mobile	283,500	3,210
China Overseas Land & Investment	174,000	515
China Power International Development	164,000	59
China Resources Enterprise	88,000	179
China Resources Gas Group	40,000	127
China Resources Land	124,000	309
China Resources Power Holdings	90,000	156
China Shenhua Energy, Cl H	154,500	329
China Southern Airlines, Cl H	98,000	57
China State Construction International Holdings	96,000	157
China Taiping Insurance Holdings*	75,800	167
China Unicom	272,000	323
CITIC	198,000	294
CK Hutchison Holdings	81,000	976
CLP Holdings	50,000	489
CNOOC	824,000	1,045
COSCO SHIPPING Ports	26,000	26
CSPC Pharmaceutical Group	190,000	215
Dongfeng Motor Group, Cl H	126,000	134
Far East Horizon	99,000	91
First Pacific	62,000	47
Franshion Properties China	200,000	59
Fullshare Holdings	204,700	87
Fuyao Glass Industry Group, Cl H (A)	20,000	59
Galaxy Entertainment Group	68,000	326
GCL-Poly Energy Holdings*	626,000	81
Geely Automobile Holdings	245,000	291
Genting Singapore	175,000	120
GF Securities, Cl H	63,600	137
GOME Electrical Appliances Holding	606,000	76
Guangdong Investment	128,000	159
Guangzhou Automobile Group, Cl H	110,000	151
Haier Electronics Group	72,000	127
Haitian International Holdings	34,000	69
Haitong Securities, Cl H	139,200	251
Hang Lung Group	26,000	100
Hang Lung Properties	65,000	161
Hang Seng Bank	23,300	477
Henderson Land Development	31,200	173
Hengan International Group	32,500	267
HengTen Networks Group*	917,800	26

5	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HK Electric Investments & HK Electric Investments (A)	76,500	$64
HKT Trust & HKT	77,000	108
Hong Kong & China Gas	233,400	441
Hong Kong Exchanges & Clearing	34,895	849
Huaneng Renewables, Cl H	218,000	68
Huatai Securities, Cl H (A)	68,200	132
Hysan Development	18,000	82
Kerry Properties	19,000	54
Kunlun Energy	152,000	122
Lenovo Group	332,000	219
Li & Fung	170,000	74
Link††	68,500	469
Longfor Properties	76,500	111
Melco Crown Entertainment ADR	5,513	93
MGM China Holdings	27,600	54
MTR*	42,639	218
New China Life Insurance, Cl H	42,300	206
New World Development	167,082	194
Nine Dragons Paper Holdings	104,000	120
NWS Holdings	45,180	81
PCCW	121,000	74
People’s Insurance Group of China, Cl H	328,000	129
Power Assets Holdings	43,000	413
Semiconductor Manufacturing International*	122,200	169
Shanghai Industrial Holdings	25,000	68
Shangri-La Asia	36,000	40
Sino Biopharmaceutical	210,000	166
Sino Land	88,000	146
SJM Holdings	57,000	46
Sun Hung Kai Properties	44,000	609
Sunac China Holdings	111,000	99
Sunny Optical Technology Group	29,600	175
Swire Pacific, Cl A	15,500	158
Swire Properties	33,800	95
Techtronic Industries	40,000	139
WH Group (A)	238,177	182
Wharf Holdings	40,000	302
Wheelock	24,000	146
Wynn Macau	45,200	83
Yue Yuen Industrial Holdings	21,500	79
Zhejiang Expressway, Cl H	84,000	85

		26,283

Hungary — 0.0%
MOL Hungarian Oil & Gas	1,343	95
OTP Bank	9,779	301
Richter Gedeon	5,643	121

		517

India — 0.1%
Dr Reddy’s Laboratories ADR	4,000	181

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ICICI Bank ADR	30,000	$233
Infosys ADR	57,000	785
Reliance Industries GDR (A)	17,000	527
Tata Motors ADR	10,100	393
Wipro ADR	30,000	277

		2,396

Indonesia — 0.2%
Adaro Energy	206,000	26
AKR Corporindo	92,500	46
Astra International	938,500	559
Bank Central Asia	569,500	653
Bank Danamon Indonesia	173,000	54
Bank Mandiri Persero	434,500	355
Bank Negara Indonesia Persero	339,000	145
Bank Rakyat Indonesia Persero	517,000	454
Bumi Serpong Damai	379,000	52
Charoen Pokphand	364,000	85
Gudang Garam	22,000	102
Hanjaya Mandala Sampoerna	425,000	123
Indocement Tunggal Prakarsa	72,000	81
Indofood CBP Sukses Makmur	112,000	70
Indofood Sukses Makmur	202,000	120
Jasa Marga Persero	114,204	36
Kalbe Farma	982,000	107
Lippo Karawaci	353,500	19
Matahari Department Store	112,000	124
Media Nusantara Citra	261,500	33
Perusahaan Gas Negara Persero	535,500	115
Semen Indonesia Persero	138,000	93
Summarecon Agung	489,500	48
Surya Citra Media	298,000	63
Telekomunikasi Indonesia Persero	2,178,500	631
Tower Bersama Infrastructure	118,500	44
Unilever Indonesia	71,000	219
United Tractors	84,000	137
Waskita Karya Persero	244,500	47
XL Axiata*	188,250	41

		4,682

Ireland — 0.6%
Accenture, Cl A	33,064	3,765
Alkermes*	8,100	438
Ardmore Shipping	3,445	25
Bank of Ireland*	796,985	214
CRH	24,771	863
Eaton	23,800	1,685
Endo International*	10,400	127
Experian	29,497	567
Horizon Pharma*	17,534	287
Ingersoll-Rand	13,600	1,079
Kerry Group, Cl A	4,931	347
Mallinckrodt*	6,000	292

6	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Paddy Power Betfair	2,304	$241
Pentair	9,000	528
Perrigo	7,400	564
Prothena*	3,869	189
Ryanair Holdings ADR*	693	58
Weatherford International*	50,000	261

		11,530

Israel — 0.1%
Azrieli Group	1,230	56
Bank Hapoalim	30,841	186
Bank Leumi Le-Israel*	40,564	168
Bezeq The Israeli Telecommunication	60,090	105
Check Point Software Technologies*	3,800	375
Elbit Systems	695	76
Frutarom Industries	1,133	60
Israel Chemicals	14,778	68
Mizrahi Tefahot Bank	4,031	62
Nice	1,758	123
Silicom	615	23
Stratasys*	5,308	105
Teva Pharmaceutical Industries	27,334	895

		2,302

Italy — 0.4%
Assicurazioni Generali	33,102	527
Atlantia	11,962	272
CNH Industrial	29,450	261
Enel	227,919	952
Eni	75,929	1,166
EXOR	3,210	146
Ferrari	3,558	222
Fiat Chrysler Automobiles*	26,059	285
Intesa Sanpaolo	408,188	954
Leonardo*	11,725	151
Luxottica Group	4,904	263
Mediobanca	16,403	141
Poste Italiane (A)	15,136	95
Prysmian	5,651	147
Saipem	176,438	90
Snam	76,283	290
Telecom Italia	467,977	377
Terna Rete Elettrica Nazionale	43,675	192
UniCredit	15,973	434
UnipolSai	32,793	68

		7,033

Japan — 4.6%
ABC-Mart	1,000	58
Acom*	11,600	50
Aeon	18,900	274
AEON Financial Service	3,000	54
Aeon Mall	3,300	48
Air Water	5,000	93

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aisin Seiki	6,200	$285
Ajinomoto	16,700	331
Alfresa Holdings	5,400	89
Alps Electric	5,400	145
Amada Holdings	9,900	117
ANA Holdings	34,000	101
Aozora Bank	34,000	124
Asahi Glass	29,000	216
Asahi Group Holdings	12,100	427
Asahi Kasei	37,000	347
Asics	4,600	90
Astellas Pharma	63,100	848
Bandai Namco Holdings	5,800	160
Bank of Kyoto	9,000	71
Benesse Holdings	1,900	55
Bridgestone	19,600	721
Brother Industries	6,800	126
Calbee	2,300	75
Canon	32,000	951
Casio Computer	6,600	92
Central Japan Railway	4,400	714
Chiba Bank	20,000	132
Chubu Electric Power	18,700	250
Chugai Pharmaceutical	6,500	191
Chugoku Bank	4,900	72
Chugoku Electric Power	8,100	91
Concordia Financial Group	34,000	181
Credit Saison	4,300	79
CYBERDYNE*	3,000	42
Dai Nippon Printing	16,000	163
Daicel	8,500	95
Dai-ichi Life Holdings	30,600	560
Daiichi Sankyo	18,700	419
Daikin Industries	7,100	708
Daito Trust Construction	2,100	295
Daiwa House Industry	17,600	479
Daiwa House REIT Investment††	40	101
Daiwa Securities Group	48,000	308
DeNA	3,100	70
Denso	13,800	601
Dentsu	6,300	292
Don Quijote Holdings	3,400	124
East Japan Railway	10,000	909
Eisai	7,800	431
Electric Power Development	4,200	98
FamilyMart UNY Holdings	2,400	153
FANUC	5,800	1,142
Fast Retailing	1,600	506
Fuji Electric	16,000	95
Fuji Heavy Industries	18,600	750
FUJIFILM Holdings	13,500	525
Fujitsu	54,000	316

7	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fukuoka Financial Group	22,000	$98
Hachijuni Bank	11,800	70
Hakuhodo DY Holdings	6,200	77
Hamamatsu Photonics	4,100	119
Hankyu Hanshin Holdings	7,000	238
Hikari Tsushin	600	55
Hino Motors	7,500	80
Hirose Electric	900	118
Hiroshima Bank	14,000	66
Hisamitsu Pharmaceutical	1,800	94
Hitachi	146,000	840
Hitachi Chemical	3,000	86
Hitachi Construction Machinery	3,100	72
Hitachi High-Technologies	2,000	86
Hitachi Metals	6,200	86
Hokuriku Electric Power	4,900	49
Honda Motor	48,900	1,471
Hoshizaki	1,500	123
Hoya	11,200	490
Hulic	8,600	84
Idemitsu Kosan	2,500	78
IHI	43,000	116
Iida Group Holdings	5,100	96
Inpex	27,500	271
Isetan Mitsukoshi Holdings	9,700	114
Isuzu Motors	17,200	233
ITOCHU	46,100	637
J Front Retailing	7,000	102
Japan Airlines	4,000	128
Japan Airport Terminal	1,300	47
Japan Exchange Group	15,100	226
Japan Post Bank	12,000	147
Japan Post Holdings	13,000	164
Japan Prime Realty Investment††	24	97
Japan Real Estate Investment††	38	217
Japan Retail Fund Investment††	74	159
Japan Tobacco	32,800	1,061
JFE Holdings	15,100	266
JGC	6,000	105
JSR	5,600	96
JTEKT	6,500	107
JX Holdings	61,500	291
Kajima	26,000	182
Kakaku.com	4,100	74
Kamigumi	7,000	68
Kaneka	8,000	69
Kansai Electric Power*	20,400	218
Kansai Paint	6,300	123
Kao	15,200	754
Kawasaki Heavy Industries	41,000	129
KDDI	55,100	1,483
Keihan Electric Railway	15,000	100

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Keikyu	14,000	$165
Keio	17,000	140
Keisei Electric Railway	4,000	95
Keyence	2,800	1,091
Kikkoman	5,000	158
Kintetsu Group Holdings	52,000	200
Kirin Holdings	25,600	420
Kobe Steel	9,000	88
Koito Manufacturing	3,300	175
Komatsu	28,100	672
Konami	2,700	108
Konica Minolta	13,100	136
Kose	900	77
Kubota	32,800	524
Kuraray	10,300	164
Kurita Water Industries	2,900	69
Kyocera	9,800	512
Kyowa Hakko Kirin	7,500	101
Kyushu Electric Power	12,400	139
Kyushu Financial Group	10,000	69
Lawson	1,900	139
LINE*	1,000	32
Lion	7,000	122
LIXIL Group	7,700	181
M3	5,600	151
Mabuchi Motor	1,400	72
Makita	3,500	244
Marubeni	47,800	292
Marui Group	6,100	88
Maruichi Steel Tube	1,600	54
Mazda Motor	16,500	244
McDonald’s Holdings Japan	1,900	50
Mebuki Financial Group	30,960	120
Medipal Holdings	5,000	81
MEIJI Holdings	3,300	256
MINEBEA MITSUMI	9,800	98
Miraca Holdings	1,700	78
MISUMI Group	8,100	152
Mitsubishi	45,300	1,026
Mitsubishi Chemical Holdings	39,300	276
Mitsubishi Electric	58,000	887
Mitsubishi Estate	37,000	711
Mitsubishi Gas Chemical	5,500	106
Mitsubishi Heavy Industries	100,000	452
Mitsubishi Logistics	3,000	43
Mitsubishi Materials	3,200	110
Mitsubishi Motors	19,900	108
Mitsubishi Tanabe Pharma	6,500	130
Mitsubishi UFJ Financial Group	379,700	2,465
Mitsubishi UFJ Lease & Finance	13,000	70
Mitsui	51,700	761
Mitsui Chemicals	27,000	128

8	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mitsui Fudosan	26,000	$604
Mitsui OSK Lines	33,000	106
Mixi	1,300	57
Mizuho Financial Group	714,300	1,334
MS&AD Insurance Group Holdings	15,700	529
Murata Manufacturing	5,700	772
Nabtesco	3,300	86
Nagoya Railroad	27,000	133
NEC	75,000	174
Nexon	5,000	76
NGK Insulators	7,600	150
NGK Spark Plug	5,200	117
NH Foods	5,000	137
Nidec	7,200	679
Nikon	9,900	160
Nintendo	3,400	698
Nippon Building Fund††	41	236
Nippon Electric Glass	12,000	69
Nippon Express	24,000	128
Nippon Paint Holdings	4,700	138
Nippon Prologis††	45	94
Nippon Steel & Sumitomo Metal	24,700	600
Nippon Telegraph & Telephone	20,700	916
Nippon Yusen	47,000	100
Nissan Chemical Industries	3,600	129
Nissan Motor	70,200	698
Nisshin Seifun Group	5,700	87
Nissin Foods Holdings	1,700	90
Nitori Holdings	2,200	247
Nitto Denko	4,800	381
NOK	2,800	57
Nomura Holdings	111,000	694
Nomura Real Estate Holdings	3,600	62
Nomura Real Estate Master Fund††	117	183
Nomura Research Institute	3,960	136
NSK	12,800	156
NTT Data	3,700	187
NTT DOCOMO	40,900	983
Obayashi	18,800	180
Obic	1,900	91
Odakyu Electric Railway	8,500	169
Oji Holdings	25,000	111
Olympus	9,300	322
Omron	5,600	231
Ono Pharmaceutical	12,800	262
Oracle Japan	1,100	62
Oriental Land	6,800	374
ORIX	40,300	611
Osaka Gas	54,000	203
Otsuka	1,500	77
Otsuka Holdings	11,900	550
Panasonic	66,900	700

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Park24	3,000	$83
Pola Orbis Holdings	700	67
Rakuten	29,600	296
Recruit Holdings	10,900	479
Resona Holdings	64,000	349
Ricoh	19,400	174
Rinnai	1,000	85
Rohm	2,600	167
Ryohin Keikaku	700	131
Sankyo	1,300	44
Santen Pharmaceutical	10,800	136
SBI Holdings	6,200	86
Secom	6,500	471
Sega Sammy Holdings	5,400	85
Seibu Holdings	5,000	85
Seiko Epson	8,100	168
Sekisui Chemical	11,800	193
Sekisui House	17,500	284
Seven & i Holdings	22,600	905
Seven Bank	17,300	50
Sharp*	44,000	119
Shimadzu	7,000	119
Shimamura	700	92
Shimano	2,300	364
Shimizu	16,000	148
Shin-Etsu Chemical	11,700	1,013
Shinsei Bank	52,000	90
Shionogi	9,200	443
Shiseido	11,000	309
Shizuoka Bank	15,000	131
Showa Shell Sekiyu	5,500	54
SMC	1,700	467
SoftBank Group	28,600	2,210
Sohgo Security Services	2,100	79
Sompo Holdings	10,900	397
Sony	37,600	1,143
Sony Financial Holdings	5,000	84
Stanley Electric	4,400	124
Start Today	5,100	96
Sumitomo	37,100	467
Sumitomo Chemical	46,000	246
Sumitomo Dainippon Pharma	4,600	78
Sumitomo Electric Industries	21,900	320
Sumitomo Heavy Industries	16,000	111
Sumitomo Metal Mining	14,000	190
Sumitomo Mitsui Financial Group	40,000	1,582
Sumitomo Mitsui Trust Holdings	9,600	361
Sumitomo Realty & Development	11,000	299
Sumitomo Rubber Industries	5,000	78
Sundrug	1,100	76
Suntory Beverage & Food	4,000	170
Suruga Bank	5,000	115

9	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Suzuken	2,200	$73
Suzuki Motor	10,600	411
Sysmex	4,800	288
T&D Holdings	16,800	251
Taiheiyo Cement	34,000	119
Taisei	31,000	221
Taisho Pharmaceutical Holdings	1,200	101
Taiyo Nippon Sanso	3,800	45
Takashimaya	9,000	78
Takeda Pharmaceutical	21,300	894
TDK	3,600	260
Teijin	5,400	114
Terumo	10,700	396
THK	3,500	87
Tobu Railway	28,000	142
Toho	3,300	95
Toho Gas	11,000	82
Tohoku Electric Power	13,100	160
Tokio Marine Holdings	20,600	866
Tokyo Electric Power*	41,900	161
Tokyo Electron	4,700	489
Tokyo Gas	59,000	262
Tokyo Tatemono	6,000	80
Tokyu	31,000	229
Tokyu Fudosan Holdings	14,900	87
TonenGeneral Sekiyu	8,000	94
Toppan Printing	15,000	148
Toray Industries	43,000	373
Toshiba	123,000	265
TOTO	4,100	166
Toyo Seikan Group Holdings	4,700	87
Toyo Suisan Kaisha	2,600	93
Toyoda Gosei	1,900	46
Toyota Industries	4,700	228
Toyota Motor	79,200	4,632
Toyota Tsusho	6,200	171
Trend Micro	3,300	129
Tsuruha Holdings	1,100	104
Unicharm	11,700	264
United Urban Investment††	85	136
USS	6,400	113
West Japan Railway	4,800	314
Yahoo Japan	41,300	174
Yakult Honsha	2,500	129
Yamada Denki	18,200	101
Yamaguchi Financial Group	6,000	66
Yamaha	4,900	150
Yamaha Motor	8,100	169
Yamato Holdings	10,500	213
Yamazaki Baking	3,800	77
Yaskawa Electric	7,300	132
Yokogawa Electric	6,600	106

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Yokohama Rubber	3,200	$57

		90,797

Luxembourg — 0.1%
Altisource Portfolio Solutions*	1,210	34
ArcelorMittal	56,500	439
Millicom International Cellular	1,915	95
RTL Group	1,121	86
SES, Cl A	10,554	205
Tenaris	13,681	239
Trinseo	2,931	190

		1,288

Macau — 0.0%
Sands China	74,800	333

Malaysia — 0.3%
AirAsia	65,900	38
Alliance Financial Group	51,000	43
AMMB Holdings	89,500	93
Astro Malaysia Holdings	77,700	48
Axiata Group	119,890	128
Berjaya Sports Toto	39,500	26
British American Tobacco	6,700	70
CIMB Group Holdings	164,206	184
Dialog Group	154,400	53
DiGi.Com	156,100	175
Felda Global Ventures Holdings	75,900	32
Gamuda	78,600	85
Genting	99,800	185
Genting Malaysia	134,000	153
Genting Plantations	16,000	39
HAP Seng Consolidated	28,200	55
Hartalega Holdings	35,500	38
Hong Leong Bank	32,900	98
Hong Leong Financial Group	12,000	40
IHH Healthcare	127,800	182
IJM	131,600	98
IOI	106,700	106
IOI Properties Group	79,800	39
Kuala Lumpur Kepong	28,100	153
Lafarge Malaysia	18,600	29
Malayan Banking	153,212	284
Malaysia Airports Holdings	43,700	61
Maxis	85,600	119
MISC	52,000	86
Petronas Chemicals Group	107,400	173
Petronas Dagangan	9,900	53
Petronas Gas	31,000	146
PPB Group	23,300	86
Public Bank	117,700	534
RHB Bank	40,407	45
SapuraKencana Petroleum*	162,700	63
Sime Darby	115,423	232

10	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Telekom	51,300	$69
Tenaga Nasional	146,900	444
UMW Holdings	25,600	33
Westports Holdings	51,400	48
YTL	184,500	63
YTL Power International	109,400	35

		4,764

Mexico — 0.3%
Alfa, Cl A	134,900	176
America Movil	1,405,800	888
Arca Continental	19,000	103
Cemex*	646,204	600
Coca-Cola Femsa	24,200	151
El Puerto de Liverpool	8,800	56
Fibra Uno Administracion††	119,500	172
Fomento Economico Mexicano	81,300	615
Gentera	50,100	73
Gruma, Cl B	9,800	132
Grupo Aeroportuario del Pacifico, Cl B	16,100	125
Grupo Aeroportuario del Sureste, Cl B	9,400	137
Grupo Bimbo, Ser A	77,900	172
Grupo Carso	26,100	105
Grupo Financiero Banorte, Cl O	111,500	537
Grupo Financiero Inbursa, Cl O	104,300	156
Grupo Financiero Santander Mexico, Cl B	82,500	118
Grupo Lala, Cl B	30,100	45
Grupo Mexico	176,000	532
Grupo Televisa	112,800	506
Industrias Penoles	6,310	150
Infraestructura Energetica Nova	25,000	111
Kimberly-Clark de Mexico, Cl A	68,700	124
Mexichem	49,918	119
OHL Mexico	39,900	38
Promotora y Operadora de Infraestructura*	12,000	105
Wal-Mart de Mexico	241,700	430

		6,476

Netherlands — 1.2%
ABN AMRO Group (A)	8,833	208
Aegon	54,761	297
AerCap Holdings*	4,934	218
Airbus	17,363	1,178
Akzo Nobel	7,098	482
Altice, Cl A*	10,706	235
Altice, Cl B*	3,165	70
ASML Holding	10,983	1,334
Boskalis Westminster	2,548	94
Chicago Bridge & Iron	5,300	176
Cimpress*	2,772	234
Coca-Cola European Partners	6,274	217
Frank’s International	1,200	14

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gemalto	2,321	$135
Heineken	7,068	529
Heineken Holding	2,921	205
ING Groep	114,029	1,633
James Hardie Industries	12,907	203
Koninklijke Ahold Delhaize	38,394	817
Koninklijke DSM	5,663	361
Koninklijke KPN	98,974	285
Koninklijke Philips	28,021	822
Koninklijke Vopak	2,037	87
LyondellBasell Industries, Cl A	18,500	1,725
NN Group	9,387	332
NXP Semiconductor*	8,853	866
Randstad Holding	3,447	200
RELX	30,652	517
Royal Dutch Shell, Cl A	133,836	3,616
Royal Dutch Shell, Cl B	111,416	3,135
STMicroelectronics	18,467	243
Unilever	48,558	1,962
Wolters Kluwer	8,447	323

		22,753

New Zealand — 0.0%
Auckland International Airport	27,599	138
Contact Energy	20,872	73
Fletcher Building	20,008	154
Mercury NZ	20,281	46
Meridian Energy	37,128	72
Ryman Healthcare	10,865	69
Spark New Zealand	53,009	136

		688

Norway — 0.1%
DNB	27,946	467
Gjensidige Forsikring	5,794	100
Marine Harvest	11,084	196
Nordic American Tankers	11,234	97
Norsk Hydro	38,963	223
Orkla	23,616	221
Schibsted, Cl A	2,190	58
Schibsted, Cl B	2,581	64
Statoil	32,473	605
Telenor	23,415	372
Yara International	5,180	219

		2,622

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	3,411	93
Copa Holdings, Cl A	1,766	172

		265

Peru — 0.0%
Cia de Minas Buenaventura ADR	7,800	107

11	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Credicorp	2,700	$442

		549

Philippines — 0.1%
Aboitiz Equity Ventures	87,890	131
Aboitiz Power	71,000	60
Alliance Global Group	113,100	29
Ayala	11,040	177
Ayala Land	323,500	231
Bank of the Philippine Islands	67,110	121
BDO Unibank	87,866	199
DMCI Holdings	242,100	63
Energy Development	265,600	29
Globe Telecom	1,535	53
GT Capital Holdings	3,650	96
International Container Terminal Services	27,800	43
JG Summit Holdings	126,700	189
Jollibee Foods	29,850	123
Megaworld	162,000	12
Metro Pacific Investments	586,000	80
Metropolitan Bank & Trust	31,300	51
PLDT	4,370	129
Robinsons Land	82,700	42
Security Bank	11,600	50
SM Investments	10,905	151
SM Prime Holdings	367,800	220
Universal Robina	39,080	128

		2,407

Poland — 0.1%
Alior Bank*	4,438	68
Bank Handlowy w Warszawie	911	18
Bank Millennium	16,894	25
Bank Pekao	7,005	237
Bank Zachodni	1,651	142
CCC	1,316	68
Cyfrowy Polsat*	9,600	58
Eurocash	1,992	20
Grupa Azoty	2,400	41
Grupa Lotos*	6,419	60
KGHM Polska Miedz	6,427	199
LPP*	139	177
mBank	771	73
Orange Polska	19,851	27
PGE Polska Grupa Energetyczna	38,568	105
Polski Koncern Naftowy Orlen	14,192	288
Polskie Gornictwo Naftowe i Gazownictwo	81,102	111
Powszechna Kasa Oszczednosci Bank Polski	38,691	297
Powszechny Zaklad Ubezpieczen	25,043	220
Synthos	31,400	47
Tauron Polska Energia	56,049	41

		2,322

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Portugal — 0.0%
Energias de Portugal	67,094	$195
Galp Energia	13,405	197
Jeronimo Martins	7,293	124

		516

Qatar — 0.1%
Barwa Real Estate	5,000	48
Commercial Bank	9,389	84
Doha Bank	6,273	62
Ezdan Holding Group	35,630	147
Industries Qatar	6,707	211
Masraf Al Rayan	16,583	182
Ooredoo	5,348	154
Qatar Electricity & Water	1,272	81
Qatar Gas Transport	12,817	85
Qatar Insurance SAQ	6,161	145
Qatar Islamic Bank SAQ	2,676	78
Qatar National Bank SAQ	9,200	411

		1,688

Russia — 0.3%
Gazprom ADR	8,500	42
Gazprom PJSC ADR	258,445	1,278
Magnit PJSC GDR	15,503	567
Mobile TeleSystems ADR	31,000	325
Novatek PJSC GDR	4,269	540
PhosAgro PJSC GDR	4,500	71
Rostelecom*	13,408	114
Sberbank of Russia ADR	120,158	1,401
Severstal PJSC GDR	13,231	210
Sistema GDR	17,410	167
Surgutneftegas ADR	47,953	257
Tatneft PJSC ADR	11,874	482

		5,454

Singapore — 0.3%
Ascendas††	63,000	110
CapitaLand	74,000	173
CapitaLand Commercial Trust††	60,000	65
CapitaLand Mall Trust††	72,000	99
City Developments	12,000	79
ComfortDelGro	62,000	106
DBS Group Holdings	51,333	691
Global Logistic Properties	77,000	142
Golden Agri-Resources	205,000	62
Hongkong Land Holdings	34,000	230
Hutchison Port Holdings Trust, Cl U	151,000	64
Jardine Cycle & Carriage	3,000	88
Jardine Matheson Holdings	7,600	469
Keppel	42,000	184
Oversea-Chinese Banking	94,665	631
SATS	19,900	75
Sembcorp Industries	28,000	63

12	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Singapore Airlines	16,000	$112
Singapore Exchange	23,000	121
Singapore Press Holdings	46,000	113
Singapore Technologies Engineering	45,000	105
Singapore Telecommunications	240,000	659
StarHub	18,000	38
Suntec Real Estate Investment Trust††	69,000	85
United Overseas Bank	38,840	577
UOL Group	14,000	63
Wilmar International	56,000	154
Yangzijiang Shipbuilding Holdings	56,000	32

		5,390

Slovak Republic — 0.0%
Celltrion*	3,632	313

South Africa — 0.7%
Anglo American Platinum*	3,100	81
AngloGold Ashanti*	17,749	224
Aspen Pharmacare Holdings	14,897	340
Barclays Africa Group	18,952	223
Bid	14,000	241
Bidvest Group	14,500	171
Brait*	16,702	98
Capitec Bank Holdings	2,300	120
Coronation Fund Managers	14,000	69
Discovery	16,115	138
Exxaro Resources	7,900	62
FirstRand	155,873	581
Fortress Income Fund, Cl A††	60,100	77
Fortress Income Fund, Cl B††	37,346	96
Foschini Group	10,432	124
Gold Fields	34,899	120
Growthpoint Properties††	92,030	180
Hyprop Investments††	11,891	106
Impala Platinum Holdings*	29,171	116
Imperial Holdings	8,264	102
Investec	14,855	104
Liberty Holdings	7,400	60
Life Healthcare Group Holdings	45,643	114
Massmart Holdings	6,800	68
MMI Holdings	56,800	104
Mondi	6,157	135
Mr Price Group	10,891	131
MTN Group	76,710	714
Naspers, Cl N	19,315	3,063
Nedbank Group	9,117	157
Netcare	44,348	106
New Europe Property Investments	12,579	147
Pick n Pay Stores	13,480	68
Pioneer Foods Group	6,425	79
PSG Group	6,000	101
Rand Merchant Investment Holdings	40,188	116

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Redefine Properties††	196,740	$163
Remgro	23,098	386
Resilient††	13,185	115
RMB Holdings	32,236	155
Sanlam	62,081	299
Sappi	24,823	159
Sasol	25,651	760
Shoprite Holdings	19,037	253
Sibanye Gold	33,585	76
SPAR Group	8,534	121
Standard Bank Group	58,972	630
Steinhoff International Holdings	134,399	646
Telkom	17,000	93
Tiger Brands	7,259	218
Truworths International	20,773	125
Tsogo Sun Holdings	30,131	59
Vodacom Group	16,584	186
Woolworths Holdings	44,375	244

		13,224

South Korea — 1.3%
Amorepacific	1,435	391
AMOREPACIFIC Group*	1,207	141
BGF retail	1,140	90
BNK Financial Group	12,800	94
Cheil Worldwide	3,600	57
CJ	671	105
CJ CheilJedang*	387	118
CJ E&M*	900	68
CJ Korea Express*	450	63
Coway	2,360	178
Daelim Industrial*	1,424	103
Daewoo Engineering & Construction*	7,140	32
Daewoo International	2,400	53
Daum Kakao*	1,377	92
DGB Financial Group*	8,630	73
Dongbu Insurance	2,220	113
Dongsuh	1,777	39
Doosan Heavy Industries & Construction*	2,600	61
E-Mart	878	153
GS Engineering & Construction*	2,600	62
GS Holdings*	2,397	105
GS Retail*	1,330	59
Hana Financial Group	13,230	392
Hankook Tire*	3,460	168
Hanmi Pharm*	299	74
Hanmi Science ltd*	600	30
Hanon Systems	10,980	86
Hanssem*	470	84
Hanwha	2,090	63
Hanwha Chemical	4,930	111
Hanwha Life Insurance*	11,300	63
Hanwha Techwin*	1,854	67

13	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hotel Shilla	1,620	$60
Hyosung	991	116
Hyundai Department Store*	824	68
Hyundai Development – Engineering & Construction*	2,700	102
Hyundai Engineering & Construction*	3,328	119
Hyundai Glovis*	913	122
Hyundai Heavy Industries*	1,842	210
Hyundai Marine & Fire Insurance	3,730	97
Hyundai Mobis	2,899	604
Hyundai Motor	6,643	797
Hyundai Steel	3,755	188
Hyundai Wia	800	44
Industrial Bank of Korea*	11,650	127
Kangwon Land*	5,400	152
KB Financial Group	17,021	688
KCC	344	103
KEPCO Plant Service & Engineering*	1,090	51
Kia Motors	11,620	364
Korea Aerospace Industries*	3,160	169
Korea Electric Power*	11,370	415
Korea Gas*	1,500	60
Korea Investment Holdings*	1,970	79
Korea Zinc*	409	172
Korean Air Lines*	2,000	45
KT	1,650	42
KT&G	5,142	445
Kumho Petrochemical*	900	64
LG	4,286	218
LG Chemical	2,007	452
LG Display	10,500	277
LG Electronics	4,861	232
LG Household & Health Care	419	317
LG Innotek	700	60
LG Uplus*	10,120	99
Lotte Chemical*	662	214
Lotte Chilsung Beverage*	116	145
Lotte Confectionery*	340	60
Lotte Shopping*	550	107
Mirae Asset Daewoo*	20,016	152
NAVER	1,240	809
NCSoft	847	222
NH Investment & Securities*	7,300	72
OCI*	1,108	82
Orion*	200	112
Ottogi*	124	69
POSCO	3,156	736
S-1	888	64
Samsung Biologics*	790	109
Samsung C&T	3,460	375
Samsung Card	1,800	61
Samsung Electro-Mechanics	2,553	125

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Samsung Electronics	4,458	$7,569
Samsung Fire & Marine Insurance	1,411	327
Samsung Heavy Industries*	12,480	112
Samsung Life Insurance	3,073	293
Samsung SDI	2,402	239
Samsung SDS	1,540	167
Samsung Securities*	2,882	80
Shinhan Financial Group*	18,810	743
Shinsegae	400	61
SK C&C*	1,994	371
SK Hynix	25,530	1,180
SK Innovation	2,789	377
SK Networks*	7,030	40
SK Telecom	927	178
S-Oil	2,014	141
Woori Bank	14,080	159
Yuhan*	452	73

		26,170

Spain — 0.6%
Abertis Infraestructuras	18,651	267
ACS Actividades de Construccion y Servicios	5,713	176
Aena (A)	1,956	284
Amadeus IT Group, Cl A	13,464	622
Banco Bilbao Vizcaya Argentaria	197,196	1,337
Banco de Sabadell	154,110	232
Banco Popular Espanol	96,690	100
Banco Santander	434,788	2,419
Bankia	133,472	141
Bankinter	19,531	157
CaixaBank	92,922	340
Distribuidora Internacional de Alimentacion	18,034	95
Enagas	6,571	161
Endesa	9,202	189
Ferrovial	14,338	260
Gas Natural	10,147	195
Grifols	8,642	185
Iberdrola	165,923	1,046
Industria de Diseno Textil	32,546	1,074
International Consolidated Airlines Group	23,444	141
Mapfre	31,227	95
Red Electrica	12,540	224
Repsol	31,791	469
Telefonica	138,693	1,338
Zardoya Otis	5,451	46

		11,593

Sweden — 0.6%
Alfa Laval	8,507	159
Assa Abloy, Cl B	30,761	583
Atlas Copco, Cl A	19,117	613

14	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Atlas Copco, Cl B	11,305	$328
Boliden	7,924	231
Electrolux	6,970	185
Getinge, Cl B	5,799	94
Hennes & Mauritz, Cl B	28,488	815
Hexagon, Cl B	7,216	286
Husqvarna, Cl B	12,063	101
ICA Gruppen	2,331	76
Industrivarden, Cl C	4,756	92
Investor, Cl B	12,865	514
Kinnevik	6,820	175
L E Lundbergforetagen, Cl B	1,123	72
Lundin Petroleum*	5,407	117
Nordea Bank	91,229	1,103
Sandvik	33,278	449
Securitas, Cl B	9,072	144
Skandinaviska Enskilda Banken, Cl A	42,826	481
Skanska, Cl B	9,852	241
SKF, Cl B	11,534	232
Svenska Cellulosa, Cl B	18,500	557
Svenska Handelsbanken, Cl A	46,113	689
Swedbank, Cl A	27,514	696
Swedish Match	5,693	185
Tele2, Cl B	10,485	93
Telefonaktiebolaget LM Ericsson, Cl B	92,071	544
TeliaSonera	72,735	295
Volvo, Cl B	43,677	559

		10,709

Switzerland — 1.7%
ABB	54,566	1,296
Actelion	2,867	747
Adecco Group	4,802	343
Aryzta	2,527	70
Baloise Holding	1,449	187
Barry Callebaut	64	79
Chocoladefabriken Lindt & Spruengli	32	356
Cie Financiere Richemont	15,635	1,216
Coca-Cola	5,240	119
Credit Suisse Group	59,699	907
Dufry*	1,327	189
EMS-Chemie Holding	237	123
Galenica	113	124
Geberit	1,058	452
Givaudan	284	512
Julius Baer Group	6,484	304
Kuehne + Nagel International	1,564	214
LafargeHolcim	13,726	736
Lonza Group	1,533	281
Nestle	92,222	6,758
Novartis	66,241	4,863
Pargesa Holding	1,007	67
Partners Group Holding	503	254

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Roche Holding	20,839	$4,922
Schindler Holding	1,874	356
SGS	168	356
Sika	66	347
Sonova Holding	1,544	204
Swatch Group	2,331	417
Swiss Life Holding	929	282
Swiss Prime Site	2,018	168
Swiss Re	9,581	894
Swisscom	794	350
Syngenta*	2,779	1,183
Transocean	17,500	245
UBS Group	109,306	1,769
Zurich Insurance Group	4,493	1,291

		32,981

Taiwan — 1.0%
Advanced Semiconductor Engineering	129,000	141
Advanced Semiconductor Engineering ADR	29,600	169
Advantech	7,000	59
Asia Cement	63,000	54
Asustek Computer	31,000	270
AU Optronics	363,000	149
Catcher Technology	29,000	236
Cathay Financial Holding	356,000	539
Chailease Holding	32,000	57
Chang Hwa Commercial Bank	126,140	70
Cheng Shin Rubber Industry	87,000	173
Chicony Electronics	22,110	52
China Development Financial Holding	444,000	113
China Life Insurance	116,320	114
China Steel	516,000	416
Chunghwa Telecom	165,000	537
Compal Electronics	94,000	57
CTBC Financial Holding	765,720	435
Delta Electronics	85,000	472
E.Sun Financial Holding	350,900	207
Eclat Textile	6,000	62
Far Eastern New Century	77,000	64
Far EasTone Telecommunications	71,000	168
Feng TAY Enterprise	8,000	35
First Financial Holding	425,315	237
Formosa Chemicals & Fibre	141,000	435
Formosa Petrochemical	52,000	177
Formosa Plastics	180,000	518
Foxconn Technology	25,250	71
Fubon Financial Holding	291,000	470
Giant Manufacturing	9,000	59
Hon Hai Precision Industry	664,400	1,774
Hotai Motor	6,000	69
HTC	27,000	68
Hua Nan Financial Holdings	331,344	174
Innolux	406,000	171

15	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Inventec	80,000	$60
Largan Precision	4,000	568
Lite-On Technology	88,224	133
MediaTek	65,000	443
Mega Financial Holding	475,000	353
Micro-Star International	28,000	68
Nan Ya Plastics	207,000	485
Nien Made Enterprise*	6,000	56
Novatek Microelectronics	15,000	53
OBI Pharma*	5,000	46
Pegatron	87,000	208
Pou Chen	75,000	95
Powertech Technology	25,000	68
President Chain Store	25,000	186
Quanta Computer	120,000	243
Realtek Semiconductor	19,000	66
Shin Kong Financial Holding	261,000	67
Siliconware Precision Industries ADR	16,675	127
SinoPac Financial Holdings	247,800	73
Synnex Technology International	56,700	59
Taishin Financial Holding	291,255	110
Taiwan Business Bank	211,050	55
Taiwan Cement	150,000	169
Taiwan Cooperative Financial Holding	208,650	95
Taiwan Mobile	74,000	247
Taiwan Semiconductor Manufacturing	756,000	4,474
Taiwan Semiconductor Manufacturing ADR	57,200	1,768
Teco Electric and Machinery	65,000	58
Uni-President Enterprises	210,000	358
United Microelectronics	538,000	195
Vanguard International Semiconductor	32,000	57
Wistron	97,841	83
WPG Holdings	48,000	57
Yuanta Financial Holding	401,000	159

		20,214

Thailand — 0.2%
Advanced Info Service NVDR	46,200	209
Airports of Thailand NVDR	19,000	223
Bangkok Bank NVDR	12,600	62
Bangkok Dusit Medical Services NVDR	216,600	137
Bangkok Expressway & Metro NVDR	334,400	67
Banpu NVDR	85,300	47
BEC World NVDR	14,000	7
BTS Group Holdings NVDR	276,100	65
Bumrungrad Hospital NVDR	14,900	76
Central Pattana NVDR	51,300	82
Charoen Pokphand Foods NVDR	120,200	97
CP ALL NVDR	244,400	420
Delta Electronics Thailand NVDR	25,400	62
Electricity Generating NVDR	7,100	41
Energy Absolute NVDR	27,000	22
Fabrinet*	3,725	157

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Glow Energy NVDR	25,100	$56
Home Product Center NVDR	196,900	56
Indorama Ventures NVDR	79,100	79
IRPC NVDR	496,500	73
Kasikornbank	51,700	275
Kasikornbank NVDR	55,000	294
Krung Thai Bank NVDR	166,400	90
Minor International NVDR	99,100	98
PTT NVDR	43,600	500
PTT Exploration & Production NVDR	62,700	174
PTT Global Chemical NVDR	93,300	180
Robinson Department Store NVDR	25,500	42
Siam Cement	13,400	192
Siam Cement NVDR	5,800	83
Siam Commercial Bank NVDR	68,700	295
Thai Oil NVDR	39,100	80
Thai Union Frozen Products NVDR	94,300	56
TMB Bank NVDR	278,100	18
True NVDR	434,932	81

		4,496

Turkey — 0.1%
Akbank	96,778	215
Anadolu Efes Biracilik Ve Malt Sanayii	10,784	61
Arcelik	11,123	67
BIM Birlesik Magazalar	9,509	136
Coca-Cola Icecek	3,923	40
Emlak Konut Gayrimenkul Yatirim Ortakligi††	80,676	66
Eregli Demir ve Celik Fabrikalari	65,474	101
Ford Otomotiv Sanayi	3,700	34
Haci Omer Sabanci Holding	41,698	110
KOC Holding	28,835	116
Petkim Petrokimya Holding	34,800	39
TAV Havalimanlari Holding	8,800	36
Tofas Turk Otomobil Fabrikasi	6,300	43
Tupras Turkiye Petrol Rafinerileri	5,735	124
Turk Hava Yollari*	27,600	41
Turk Telekomunikasyon	23,200	35
Turkcell Iletisim Hizmetleri	39,779	119
Turkiye Garanti Bankasi	101,672	224
Turkiye Halk Bankasi	29,352	87
Turkiye Is Bankasi, Cl C	72,297	114
Turkiye Sise ve Cam Fabrikalari	10,248	11
Turkiye Vakiflar Bankasi, Cl D	37,100	48
Ulker Biskuvi Sanayi	7,649	37
Yapi ve Kredi Bankasi	42,900	44

		1,948

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	85,164	166
Aldar Properties PJSC	125,248	87
DP World*	7,288	138

16	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dubai Islamic Bank PJSC	56,144	$91
Emaar Malls PJSC	101,378	70
Emaar Properties PJSC	148,944	301
Emirates Telecommunications Group PJSC	92,644	452
First Gulf Bank PJSC	39,258	138
National Bank of Abu Dhabi PJSC	34,357	97

		1,540

United Kingdom — 3.3%
3i Group	28,179	248
Aberdeen Asset Management	26,728	88
Admiral Group	6,119	137
Anglo American	42,361	724
Antofagasta	11,425	120
Aon	13,700	1,544
Ashtead Group	14,583	295
Associated British Foods	11,055	332
AstraZeneca	37,680	1,988
Auto Trader Group (A)	29,002	146
Aviva	116,207	697
Babcock International Group	7,304	82
BAE Systems	90,702	664
Barclays	502,687	1,388
Barratt Developments	29,038	175
Berkeley Group Holdings	3,761	132
BHP Billiton	63,388	1,146
BP	558,467	3,322
British American Tobacco	55,418	3,416
British Land††	28,329	208
BT Group, Cl A	252,100	964
Bunzl	9,711	255
Burberry Group	12,893	266
Capita	19,254	121
Carnival	5,492	293
Centrica	153,820	434
Cobham	49,480	84
Compass Group	49,229	875
Croda International	3,803	160
DCC	2,565	206
Delphi Automotive	14,400	1,009
Diageo	75,060	2,081
Direct Line Insurance Group	39,837	178
Dixons Carphone	28,356	113
easyJet	4,603	55
Ensco, Cl A	15,300	167
Fresnillo	6,405	117
G4S	44,953	144
GKN	49,657	215
GlaxoSmithKline	145,117	2,790
Glencore	366,533	1,505
Hammerson††	22,727	156
Hargreaves Lansdown	7,558	129
Hikma Pharmaceuticals	4,161	95

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HSBC Holdings	590,118	$5,022
IMI	7,879	116
Imperial Tobacco Group	27,808	1,285
Inmarsat	13,035	100
InterContinental Hotels Group	5,416	251
Intertek Group	4,676	200
Intu Properties††	27,623	94
Investec	17,888	126
ITV	105,131	269
J Sainsbury	53,946	175
Johnson Matthey	5,607	229
Kingfisher	66,082	280
Land Securities Group††	22,907	286
Larsen & Toubro GDR	12,000	257
Legal & General Group	168,575	498
Lloyds Banking Group	1,912,649	1,562
London Stock Exchange Group	8,698	347
LUKOIL PJSC ADR	19,182	1,076
Marks & Spencer Group	46,998	198
Mediclinic International	10,680	105
Meggitt	22,459	118
Merlin Entertainments (A)	20,559	123
MMC Norilsk Nickel PJSC ADR	26,901	435
Mondi	10,640	234
National Grid	112,757	1,316
NEX Group	1	—
Next	4,147	200
Old Mutual	153,828	402
Pearson	23,804	185
Persimmon	8,911	216
Petrofac	7,516	87
Provident Financial	4,265	146
Prudential	76,561	1,476
Randgold Resources	2,708	230
Reckitt Benckiser Group	18,726	1,603
RELX	33,187	594
Rio Tinto	36,876	1,620
Rolls-Royce Holdings	56,549	475
Rosneft Oil PJSC GDR	59,343	392
Rowan, Cl A*	6,400	115
Royal Bank of Scotland Group*	101,042	282
Royal Mail	26,075	135
RSA Insurance Group	29,467	213
Sage Group	31,270	241
Schroders	3,929	145
Segro††	20,638	120
Severn Trent	6,814	195
Shire	26,220	1,445
Sky	29,913	377
Smith & Nephew	27,782	414
Smiths Group	11,447	216
SSE	30,352	569

17	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
St. James’s Place	15,201	$205
Standard Chartered	98,433	959
Standard Life	57,075	248
State Bank of India GDR	6,500	252
Tata Steel GDR	20,000	137
Tate & Lyle	13,513	114
Taylor Wimpey	94,427	199
Tesco	232,443	569
TP ICAP	1	—
Travis Perkins	7,240	132
Unilever	38,328	1,556
United Utilities Group	19,756	228
Vodafone Group	793,064	1,939
VTB Bank GDR	135,518	308
Weir Group	6,258	158
Whitbread	5,287	261
William Hill	25,627	83
WM Morrison Supermarkets	64,271	191
Wolseley	7,395	457
Worldpay Group (A)	53,605	193
WPP	38,815	900

		65,148

United States — 69.2%

Consumer Discretionary — 8.9%
1-800-Flowers.com, Cl A*	2,752	25
Aaron’s	7,107	220
Abercrombie & Fitch, Cl A	7,802	91
Acushnet Holdings*	2,498	46
Adient*	4,814	306
Advance Auto Parts	3,800	624
Amazon.com*	20,673	17,024
AMC Entertainment Holdings, Cl A	3,272	110
AMC Networks, Cl A*	3,000	172
American Axle & Manufacturing Holdings*	8,233	168
American Eagle Outfitters	18,069	273
American Outdoor Brands*	6,018	128
American Public Education*	1,612	39
America’s Car-Mart*	853	36
Apollo Education Group, Cl A*	9,733	97
Aramark	13,200	447
Arctic Cat*	1,385	26
Asbury Automotive Group*	2,133	140
Ascena Retail Group*	19,752	95
Ascent Capital Group, Cl A*	1,119	17
At Home Group*	901	14
AutoNation*	3,300	175
AutoZone*	1,600	1,160
AV Homes*	1,346	24
Barnes & Noble	7,360	75
Barnes & Noble Education*	4,172	42
Bassett Furniture Industries	1,085	31
Beazer Homes USA*	3,320	47

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bed Bath & Beyond	8,100	$327
Belmond, Cl A*	9,233	128
Best Buy	15,000	668
Big 5 Sporting Goods	1,942	30
Big Lots	4,905	245
Biglari Holdings*	107	47
BJ’s Restaurants*	2,527	90
Bloomin’ Brands	11,575	198
Blue Nile	1,158	47
Bob Evans Farms	2,246	127
Bojangles’*	1,050	21
Boot Barn Holdings*	1,483	16
BorgWarner	11,800	482
Boyd Gaming*	9,064	184
Bridgepoint Education*	1,977	21
Bright Horizons Family Solutions*	4,780	339
Brinker International	2,800	125
Brunswick	4,600	275
Buckle	3,341	71
Buffalo Wild Wings*	2,058	311
Build-A-Bear Workshop, Cl A*	1,447	17
Burlington Stores*	3,600	301
Cabela’s*	2,500	140
Cable One	200	126
Caesars Acquisition, Cl A*	5,416	81
Caesars Entertainment*	5,883	53
CalAtlantic Group	3,800	133
Caleres	4,586	141
Callaway Golf	10,887	123
Cambium Learning Group*	1,588	8
Camping World Holdings, Cl A	1,334	42
Capella Education	1,298	111
Career Education*	7,765	76
CarMax*	10,400	694
Carnival	21,600	1,196
Carriage Services, Cl A	1,546	40
Carrols Restaurant Group*	3,576	51
Carter’s	2,500	209
Cato, Cl A	2,782	71
Cavco Industries*	953	94
CBS, Cl B	19,800	1,277
Century Casinos*	2,308	16
Century Communities*	1,602	36
Charter Communications, Cl A*	10,653	3,451
Cheesecake Factory	5,020	303
Chegg*	9,388	68
Chico’s FAS	14,440	195
Children’s Place	2,075	201
Chipotle Mexican Grill, Cl A*	1,457	614
Choice Hotels International	2,000	111
Churchill Downs	1,459	209
Chuy’s Holdings*	1,865	55

18	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cinemark Holdings	5,400	$230
Citi Trends	1,554	25
Clear Channel Outdoor Holdings, Cl A	1,200	6
ClubCorp Holdings	7,139	118
Coach	15,100	564
Collectors Universe	822	17
Columbia Sportswear	2,989	163
Comcast, Cl A	127,572	9,621
Conn’s*	2,229	24
Container Store Group*	1,817	9
Cooper Tire & Rubber	6,227	226
Cooper-Standard Holdings*	1,625	171
Core-Mark Holding	5,158	180
Cracker Barrel Old Country Store	2,089	330
Crocs*	7,826	57
CSS Industries	923	23
CST Brands	3,800	183
Ctrip.com International ADR*	16,700	722
Culp	1,130	36
Daily Journal*	117	25
Dana	16,209	326
Darden Restaurants	6,300	462
Dave & Buster’s Entertainment*	4,169	227
Deckers Outdoor*	3,656	211
Del Frisco’s Restaurant Group*	2,475	43
Del Taco Restaurants*	2,504	34
Delta Apparel*	780	15
Denny’s*	8,566	104
Destination XL Group*	3,954	14
DeVry Education Group	6,761	227
Dick’s Sporting Goods	4,400	227
Dillard’s, Cl A	1,100	62
DineEquity	1,945	133
Discovery Communications, Cl A*	7,600	215
Discovery Communications, Cl C*	11,400	316
DISH Network, Cl A*	11,800	698
Dollar General	15,100	1,115
Dollar Tree*	11,700	903
Domino’s Pizza	2,700	471
Dorman Products*	2,910	201
DR Horton	18,400	550
DSW, Cl A	7,454	158
Duluth Holdings, Cl B*	1,015	23
Dunkin’ Brands Group	4,600	239
El Pollo Loco Holdings*	2,135	27
Eldorado Resorts*	2,981	46
Empire Resorts*	235	5
Entercom Communications, Cl A	2,712	39
Entravision Communications, Cl A	6,766	37
Eros International*	3,473	41
Escalade	1,183	16
Ethan Allen Interiors	2,788	81

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Etsy*	11,912	$150
EW Scripps, Cl A*	6,734	131
Expedia	6,400	778
Express*	8,054	86
Extended Stay America	4,411	72
Fiesta Restaurant Group*	3,113	82
Finish Line, Cl A	4,611	79
Five Below*	5,959	237
Flexsteel Industries	684	35
Fogo De Chao*	583	8
Foot Locker	7,300	500
Ford Motor	206,600	2,554
Fossil Group*	4,714	121
Fox Factory Holding*	2,662	69
Francesca’s Holdings*	4,195	73
Fred’s, Cl A	4,058	59
FTD*	1,814	42
Gaia, Cl A*	272	2
GameStop, Cl A	5,200	127
Gannett	13,055	126
Gap	11,300	260
Garmin	6,100	295
General Motors	74,600	2,731
Genesco*	2,311	139
Gentex	14,300	299
Gentherm*	3,895	138
Genuine Parts	7,700	745
G-III Apparel Group*	4,700	123
Global Eagle Entertainment*	4,904	30
GNC Holdings, Cl A	7,620	68
Golden Entertainment	1,124	12
Goodyear Tire & Rubber	14,500	470
GoPro, Cl A*	10,895	117
Graham Holdings, Cl B	200	104
Grand Canyon Education*	4,992	294
Gray Television*	7,532	89
Green Brick Partners*	2,540	24
Group 1 Automotive	2,350	190
Groupon, Cl A*	21,800	75
Guess?	6,656	85
H&R Block	11,400	245
Habit Restaurants, Cl A*	1,427	21
Hanesbrands	20,300	481
Harley-Davidson	9,700	553
Harman International Industries	3,600	400
Hasbro	6,100	503
Haverty Furniture	2,053	45
Helen of Troy*	3,096	289
Hemisphere Media Group, Cl A*	691	8
Hibbett Sports*	2,572	85
Hilton Grand Vacations*	2,780	82
Hilton Worldwide Holdings*	9,266	534

19	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Home Depot	65,900	$9,067
Hooker Furniture	1,197	40
Horizon Global*	1,934	38
Houghton Mifflin Harcourt*	14,093	159
Hovnanian Enterprises, Cl A*	12,938	31
HSN	3,480	123
Hyatt Hotels, Cl A*	2,100	115
Iconix Brand Group*	4,498	46
ILG	12,738	241
Installed Building Products*	2,325	95
International Game Technology	5,309	140
International Speedway, Cl A	2,869	105
Interpublic Group	21,900	515
Intrawest Resorts Holdings*	1,707	35
iRobot*	2,886	175
Isle of Capri Casinos*	2,900	69
J Alexander’s Holdings*	1,477	15
Jack in the Box	3,649	394
JAKKS Pacific*	1,703	9
Jamba*	1,410	13
JC Penney*	15,600	104
JD.com ADR*	30,800	875
John Wiley & Sons, Cl A	2,200	121
Johnson Outdoors, Cl A	543	19
K12*	4,030	80
Kate Spade*	6,500	120
KB Home	9,474	155
Kirkland’s*	1,593	22
Kohl’s	10,100	402
Kona Grill*	947	9
L Brands	12,800	771
La Quinta Holdings*	9,054	128
Lands’ End*	1,574	24
Las Vegas Sands	19,200	1,010
La-Z-Boy, Cl Z	5,584	160
LCI Industries	2,625	288
Lear	4,000	568
Leggett & Platt	7,400	353
Lennar, Cl A	9,800	438
Lennar, Cl B	300	11
LGI Homes*	1,603	50
Libbey	2,294	39
Liberty Broadband, Cl A*	1,300	109
Liberty Broadband, Cl C*	5,600	478
Liberty Expedia Holdings, Cl A*	2,680	118
Liberty Interactive QVC Group, Cl A*	23,900	458
Liberty Media -Liberty Braves, Cl A*	990	20
Liberty Media -Liberty Braves, Cl C*	4,183	84
Liberty Media -Liberty Formula One, Cl C*	5,232	150
Liberty Media -Liberty Formula One, Cl A*	2,662	77
Liberty Media -Liberty SiriusXM, Cl C*	9,400	337
Liberty Media -Liberty SiriusXM, Cl A*	4,600	167

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Liberty Tax	772	$10
Liberty TripAdvisor Holdings, Cl A*	8,048	144
Liberty Ventures, Ser A*	4,020	175
LifeLock*	9,138	219
Lifetime Brands	1,210	18
Lindblad Expeditions Holdings*	1,589	14
Lions Gate Entertainment, Cl B*	5,267	141
Lions Gate Entertainment, Cl A	2,350	68
Lithia Motors, Cl A	2,625	271
Live Nation Entertainment*	6,600	189
LKQ*	16,500	527
Loral Space & Communications*	1,542	63
Lowe’s	47,500	3,471
Luby’s*	2,155	8
Lululemon Athletica*	5,400	365
Lumber Liquidators Holdings*	2,742	43
M/I Homes*	2,797	70
Macy’s	16,400	484
Madison Square Garden*	1,000	176
Malibu Boats, Cl A*	1,912	35
Marcus	2,215	66
Marine Products	1,355	15
MarineMax*	2,572	55
Marriott International, Cl A	17,080	1,445
Marriott Vacations Worldwide	2,418	209
Mattel	18,500	485
MCBC Holdings	880	12
McDonald’s	44,100	5,405
MDC Holdings	4,491	121
Meredith	4,230	259
Meritage Homes*	4,250	156
Metaldyne Performance Group	1,596	38
MGM Resorts International	25,500	734
Michael Kors Holdings*	8,700	372
Michaels*	4,700	92
Modine Manufacturing*	5,505	75
Mohawk Industries*	3,300	712
Monarch Casino & Resort*	1,123	27
Monro Muffler Brake	3,540	212
Motorcar Parts of America*	1,900	50
Movado Group	1,609	44
MSG Networks*	6,470	150
Murphy USA*	1,900	121
NACCO Industries, Cl A	419	31
Nathan’s Famous*	329	21
National CineMedia	6,692	98
Nautilus*	3,255	56
Netflix*	21,700	3,053
New Home*	1,409	15
New Media Investment Group	5,328	81
New York Times, Cl A	13,671	185
Newell Rubbermaid	25,000	1,183

20	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
News, Cl A	19,200	$236
News	6,400	81
Nexstar Media Group, Cl A	4,837	316
NIKE, Cl B	70,300	3,719
Noodles, Cl A*	1,238	5
Nordstrom	6,700	296
Norwegian Cruise Line Holdings*	8,200	385
Nutrisystem	3,290	109
NVR*	200	372
Office Depot	62,197	277
Ollie’s Bargain Outlet Holdings*	2,299	70
Omnicom Group	12,500	1,071
O’Reilly Automotive*	5,000	1,311
Overstock.com*	1,401	23
Oxford Industries	1,667	92
Panera Bread, Cl A*	1,181	247
Papa John’s International	3,018	257
Party City Holdco*	2,810	41
Penn National Gaming*	8,047	111
Penske Automotive Group	2,300	125
Perry Ellis International*	1,325	31
PetMed Express	2,069	44
Pier 1 Imports	9,294	68
Pinnacle Entertainment*	6,174	95
Planet Fitness, Cl A	3,122	66
Polaris Industries	3,300	277
Pool	2,000	211
Popeyes Louisiana Kitchen*	2,188	138
Potbelly*	2,501	33
Priceline Group*	2,660	4,190
PulteGroup	18,900	407
PVH	4,400	413
Radio One, Cl D*	2,779	8
Ralph Lauren, Cl A	2,900	256
Reading International, Cl A*	1,787	29
Red Lion Hotels*	1,568	13
Red Robin Gourmet Burgers*	1,508	72
Red Rock Resorts, Cl A	3,192	75
Regal Entertainment Group, Cl A	4,560	103
Regis*	4,392	61
Rent-A-Center, Cl A	5,509	49
RH*	4,442	120
Ross Stores	20,900	1,382
Royal Caribbean Cruises	9,000	843
Ruby Tuesday*	6,295	12
Ruth’s Hospitality Group	3,705	64
Saga Communications, Cl A	403	20
Salem Media Group, Cl A	1,242	8
Sally Beauty Holdings*	7,400	176
Scholastic	2,891	132
Scientific Games, Cl A*	6,054	103
Scripps Networks Interactive, Cl A	4,200	320

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sears Holdings*	1,235	$9
Sears Hometown and Outlet Stores*	1,278	5
SeaWorld Entertainment	7,448	135
Select Comfort*	5,018	101
Sequential Brands Group*	4,116	19
Service International	9,500	277
ServiceMaster Global Holdings*	6,900	255
Shake Shack, Cl A*	1,667	59
Shoe Carnival	1,494	38
Shutterfly*	3,819	196
Signet Jewelers	3,600	280
Sinclair Broadcast Group, Cl A	7,454	252
Sirius XM Holdings	97,000	458
Six Flags Entertainment	3,600	214
Skechers, Cl A*	6,600	166
Sonic	4,733	118
Sonic Automotive, Cl A	3,305	77
Sotheby’s*	5,319	211
Spartan Motors	3,601	28
Speedway Motorsports	1,247	27
Sportsman’s Warehouse Holdings*	2,737	20
Stage Stores	2,837	8
Standard Motor Products	2,415	120
Staples	35,900	330
Starbucks	75,700	4,180
Stein Mart	3,291	12
Steven Madden*	6,834	241
Stoneridge*	2,796	46
Strattec Security	383	12
Strayer Education	1,228	99
Sturm Ruger	2,008	106
Superior Industries International	2,867	66
Superior Uniform Group	883	15
Tailored Brands	5,590	119
TAL Education Group ADR*	1,900	154
Target	31,400	2,025
Taylor Morrison Home, Cl A*	3,560	69
TEGNA	11,000	252
Tempur Sealy International*	2,700	116
Tenneco	6,278	423
Tesla Motors*	6,450	1,625
Texas Roadhouse, Cl A	7,210	336
Thor Industries	2,700	279
Tiffany	6,000	472
Tile Shop Holdings	3,459	66
Tilly’s, Cl A*	1,360	18
Time	11,403	220
Time Warner	41,700	4,039
TJX	35,200	2,637
Toll Brothers	7,800	245
TopBuild*	4,360	162
Tower International	2,446	64

21	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Townsquare Media, Cl A*	1,006	$11
Tractor Supply	7,200	530
TRI Pointe Group*	16,801	206
Tribune Media, Cl A	3,900	112
TripAdvisor*	5,800	307
tronc	2,786	37
Tuesday Morning*	4,702	20
Tupperware Brands	2,500	151
Twenty-First Century Fox	26,300	816
Twenty-First Century Fox, Cl A	56,500	1,773
UCP, Cl A*	931	11
Ulta Salon Cosmetics & Fragrance*	3,100	844
Under Armour, Cl C*	9,343	180
Under Armour, Cl A*	9,300	200
Unifi*	1,630	44
Unique Fabricating	737	10
Universal Electronics*	1,535	91
Urban Outfitters*	4,500	119
Vail Resorts	2,100	360
Vera Bradley*	2,130	24
VF	18,100	932
Viacom, Cl A	400	18
Viacom, Cl B	18,200	767
Vince Holding*	2,411	7
Vista Outdoor*	3,100	89
Visteon*	1,700	152
Vitamin Shoppe*	2,566	56
Walt Disney	85,900	9,505
Wayfair, Cl A*	3,597	149
WCI Communities*	2,261	53
Weight Watchers International*	2,905	36
Wendy’s	10,600	143
West Marine*	2,021	19
Weyco Group	709	20
Whirlpool	4,000	700
William Lyon Homes, Cl A*	2,494	44
Williams-Sonoma	4,500	217
Wingstop, Cl A	1,637	47
Winmark	239	26
Winnebago Industries	3,046	96
Wolverine World Wide	10,722	252
Workhorse Group*	1,294	4
World Wrestling Entertainment, Cl A	4,120	81
Wyndham Worldwide	6,000	474
Wynn Resorts	4,400	446
Yum China Holdings*	35,800	984
Yum! Brands	18,500	1,212
ZAGG*	3,037	20
Zoe’s Kitchen*	2,028	44

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zumiez*	1,900	$38

		174,688

Consumer Staples — 5.4%
AdvancePierre Foods Holdings	2,335	65
Alico	360	10
Alliance One International*	904	15
Altria Group	103,600	7,374
Amplify Snack Brands*	3,044	29
Andersons	2,922	110
Archer-Daniels-Midland	29,900	1,323
Avon Products*	48,577	285
B&G Foods, Cl A	7,147	317
Blue Buffalo Pet Products*	3,000	73
Boston Beer, Cl A*	976	150
Brown-Forman, Cl A	2,800	131
Brown-Forman, Cl B	9,600	438
Bunge	7,500	519
Calavo Growers	1,678	93
Cal-Maine Foods	3,519	147
Campbell Soup	9,900	616
Casey’s General Stores	2,000	230
Central Garden & Pet*	1,092	36
Central Garden & Pet, Cl A*	3,779	116
Chefs’ Warehouse*	2,029	34
Church & Dwight	13,800	624
Clorox	6,900	828
Coca-Cola	206,230	8,573
Coca-Cola Bottling Consolidated	520	88
Colgate-Palmolive	46,100	2,977
Conagra Brands	23,100	903
Constellation Brands, Cl A	8,600	1,288
Costco Wholesale	23,100	3,787
Coty, Cl A	23,878	458
Craft Brew Alliance*	1,395	21
CVS Health	56,900	4,484
Darling Ingredients*	18,167	218
Dean Foods	10,148	202
Dr Pepper Snapple Group	9,800	894
Edgewell Personal Care*	3,000	237
elf Beauty*	1,077	27
Energizer Holdings	3,100	156
Estee Lauder, Cl A	11,400	926
Farmer Bros*	853	30
Flowers Foods	8,700	175
Fresh Del Monte Produce	3,493	200
Freshpet*	2,367	26
General Mills	31,700	1,981
Hain Celestial Group*	5,100	202
Herbalife*	3,700	208
Hershey	7,400	780
Hormel Foods	14,700	534
HRG Group*	12,801	215

22	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ingles Markets, Cl A	1,637	$74
Ingredion	3,800	487
Inter Parfums	1,979	68
Inventure Foods*	2,085	13
J&J Snack Foods	1,672	213
JM Smucker	6,100	829
John B Sanfilippo & Son	1,001	66
Kellogg	13,100	953
Kimberly-Clark	19,100	2,314
Kraft Heinz	31,687	2,829
Kroger	49,500	1,681
Lamb Weston Holdings	7,700	288
Lancaster Colony	2,073	272
Landec*	2,810	35
Lifevantage*	1,494	11
Lifeway Foods*	366	4
Limoneira	1,244	21
McCormick	6,300	602
Mead Johnson Nutrition, Cl A	9,900	698
Medifast	1,093	46
MGP Ingredients	1,297	55
Molson Coors Brewing, Cl B	9,100	878
Mondelez International, Cl A	79,300	3,511
Monster Beverage*	22,215	946
National Beverage	1,243	62
Natural Grocers by Vitamin Cottage*	1,014	13
Natural Health Trends	788	20
Nature’s Sunshine Products	724	9
Nu Skin Enterprises, Cl A	2,800	145
Nutraceutical International	897	30
Oil-Dri Corp of America	545	18
Omega Protein	2,613	65
Orchids Paper Products	947	26
PepsiCo	76,464	7,935
Performance Food Group*	4,051	90
Philip Morris International	82,100	7,892
Pilgrim’s Pride	2,400	46
Pinnacle Foods	6,400	340
Post Holdings*	3,600	301
PriceSmart	2,197	186
Primo Water*	2,275	29
Procter & Gamble	135,476	11,868
Revlon, Cl A*	1,225	41
Reynolds American	43,900	2,640
Rite Aid*	55,900	314
Sanderson Farms	2,161	197
Seaboard*	29	112
Seneca Foods, Cl A*	706	25
Smart & Final Stores*	2,418	35
Snyder’s-Lance	8,762	336
SpartanNash	3,963	150
Spectrum Brands Holdings	1,200	160

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sprouts Farmers Market*	7,100	$133
SUPERVALU*	30,263	119
Synutra International*	2,428	14
Sysco	27,300	1,432
Tootsie Roll Industries	1,828	68
TreeHouse Foods*	2,800	212
Turning Point Brands*	706	9
Tyson Foods, Cl A	15,400	967
United Natural Foods*	5,492	251
Universal	2,520	171
US Foods Holding*	2,700	73
USANA Health Sciences*	1,168	73
Vector Group	10,438	230
Village Super Market, Cl A	776	24
Walgreens Boots Alliance	45,592	3,736
Wal-Mart Stores	80,200	5,353
WD-40	1,575	166
Weis Markets	1,125	67
WhiteWave Foods, Cl A*	9,300	512
Whole Foods Market	17,400	526

		107,268

Energy — 4.4%
Abraxas Petroleum*	16,094	40
Adams Resources & Energy	241	9
Alon USA Energy	3,351	38
Anadarko Petroleum	29,800	2,072
Antero Resources*	10,100	246
Apache	20,100	1,202
Archrock	7,869	115
Atwood Oceanics	8,322	101
Baker Hughes	22,800	1,438
Bill Barrett*	6,783	44
Bristow Group	3,502	62
Cabot Oil & Gas	24,800	533
California Resources*	3,702	79
Callon Petroleum*	20,458	313
CARBO Ceramics*	2,698	38
Carrizo Oil & Gas*	6,868	243
Cheniere Energy*	10,800	515
Chesapeake Energy*	30,800	199
Chevron	99,503	11,080
Cimarex Energy	5,000	676
Clayton Williams Energy*	639	93
Clean Energy Fuels*	11,314	29
Cobalt International Energy*	46,475	46
Concho Resources*	7,500	1,046
ConocoPhillips	65,800	3,208
CONSOL Energy	11,500	195
Contango Oil & Gas*	2,784	23
Continental Resources*	4,400	214
CVR Energy	1,669	37
Dawson Geophysical*	2,162	17

23	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Delek US Holdings	6,960	$156
Denbury Resources*	40,059	134
Devon Energy	27,600	1,257
DHT Holdings	9,540	45
Diamond Offshore Drilling	3,662	60
Diamondback Energy*	4,900	515
Dorian LPG*	2,638	30
Dril-Quip*	1,900	118
Earthstone Energy*	292	4
Eclipse Resources*	5,339	13
Energen	4,900	264
EOG Resources	29,200	2,966
EP Energy, Cl A*	4,198	22
EQT	9,200	558
Era Group*	2,125	33
Erin Energy*	1,500	5
Evolution Petroleum	2,696	23
EXCO Resources*	14,937	10
Exterran*	3,338	103
Extraction Oil & Gas*	3,100	56
Exxon Mobil	221,135	18,551
Fairmount Santrol Holdings*	9,657	121
Forum Energy Technologies*	6,437	140
Frontline	7,692	53
GasLog	4,641	77
Gener8 Maritime*	4,143	21
Geospace Technologies*	1,380	32
Golar LNG	10,416	269
Green Plains	4,075	92
Gulfport Energy*	8,900	186
Halliburton	45,600	2,580
Helix Energy Solutions Group*	15,220	129
Helmerich & Payne	5,300	377
Hess	14,900	807
HollyFrontier	8,200	238
Hornbeck Offshore Services*	3,415	25
Independence Contract Drilling*	3,276	21
International Seaways*	1,749	30
Isramco*	61	8
Jones Energy, Cl A*	7,064	31
Kinder Morgan	102,400	2,288
Kosmos Energy*	9,900	65
Laredo Petroleum*	7,728	105
Mammoth Energy Services*	1,160	21
Marathon Oil	45,000	754
Marathon Petroleum	27,300	1,312
Matador Resources*	9,744	257
Matrix Service*	3,138	70
McDermott International*	26,062	211
Murphy Oil	8,300	240
Nabors Industries	13,900	226
National Oilwell Varco	20,000	756

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Natural Gas Services Group*	1,295	$37
Navios Maritime Acquisition	8,951	17
Newfield Exploration*	10,900	437
Newpark Resources*	9,364	71
Noble	12,200	82
Noble Energy	22,500	895
Northern Oil and Gas*	5,052	18
Novatek PJSC GDR	200	25
Oasis Petroleum*	25,423	359
Occidental Petroleum	40,600	2,751
Oceaneering International	5,000	139
Oil States International*	5,662	224
ONEOK	11,200	617
Overseas Shipholding Group, Cl A	5,249	26
Pacific Ethanol*	3,133	22
Panhandle Oil and Gas, Cl A	1,616	36
Par Pacific Holdings*	3,199	46
Parker Drilling*	12,702	32
Parsley Energy, Cl A*	9,000	317
Patterson-UTI Energy	7,300	205
PBF Energy, Cl A	4,900	114
PDC Energy*	6,115	452
PHI*	1,270	20
Phillips 66	23,500	1,918
Pioneer Energy Services*	8,681	55
Pioneer Natural Resources	8,719	1,571
QEP Resources	13,500	235
Range Resources	11,212	363
Renewable Energy Group*	4,517	39
REX American Resources*	674	56
Rice Energy*	8,300	165
RigNet*	1,379	27
Ring Energy*	4,968	66
RPC	3,700	80
RSP Permian*	10,734	457
Sanchez Energy*	5,823	77
Schlumberger	73,728	6,172
Scorpio Tankers	18,494	71
SEACOR Holdings*	1,737	128
Seadrill*	40,433	76
SemGroup, Cl A	7,188	285
Ship Finance International	6,579	99
SM Energy	4,900	149
Smart Sand*	1,069	19
Southwestern Energy*	26,900	242
Spectra Energy	36,400	1,516
Superior Energy Services	7,600	134
Surgutneftegas ADR	45,837	261
Synergy Resources*	21,067	181
Targa Resources	8,500	490
Tesco	5,418	47
Tesoro	6,500	525

24	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TETRA Technologies*	12,495	$62
Tidewater	5,009	11
Unit*	5,633	146
US Silica Holdings	8,268	489
Valero Energy	24,400	1,604
W&T Offshore*	4,080	12
Western Refining	8,774	307
Westmoreland Coal*	1,965	36
Whiting Petroleum*	10,200	113
Willbros Group*	4,741	14
Williams	40,000	1,154
World Fuel Services	3,500	156
WPX Energy*	18,300	255

		87,221

Financials — 10.7%
1st Source	1,783	80
Access National	877	23
ACNB	642	19
Affiliated Managers Group	2,900	442
Aflac	21,300	1,491
AGNC Investment††	16,800	314
Alleghany*	800	489
Allegiance Bancshares*	1,157	38
Allied World Assurance Holdings	4,400	234
Allstate	19,400	1,459
Ally Financial	24,300	513
Altisource Residential††	6,136	74
Ambac Financial Group*	5,090	106
American Equity Investment Life Holding	9,425	222
American Express	42,500	3,246
American Financial Group	3,500	302
American International Group	54,000	3,470
American National Bankshares	889	32
American National Insurance	400	47
Ameriprise Financial	8,300	932
Ameris Bancorp	3,873	175
AMERISAFE	2,021	127
Ames National	925	30
AmTrust Financial Services	4,500	119
Annaly Capital Management††	54,600	558
Anworth Mortgage Asset††	9,958	51
Apollo Commercial Real Estate Finance††	8,981	156
Arch Capital Group*	6,200	548
Ares Commercial Real Estate††	2,813	38
Argo Group International Holdings	3,166	202
Arlington Asset Investment, Cl A	2,368	35
ARMOUR Residential††	4,151	87
Arrow Financial	1,184	42
Arthur J Gallagher	9,600	517
Artisan Partners Asset Management, Cl A	2,000	58
Aspen Insurance Holdings	3,000	169
Associated Banc-Corp	7,500	190

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Associated Capital Group	432	$15
Assurant	2,900	282
Assured Guaranty	6,700	261
Astoria Financial	10,434	197
Atlantic Capital Bancshares*	1,827	35
Atlas Financial Holdings*	1,157	20
Axis Capital Holdings	5,100	326
B. Riley Financial	1,039	20
Baldwin & Lyons, Cl B	954	23
Banc of California	5,268	83
BancFirst	917	87
Bancorp*	6,022	36
BancorpSouth	9,409	279
Bank Mutual	4,279	41
Bank of America	543,830	12,312
Bank of Hawaii	2,100	180
Bank of Marin Bancorp	627	42
Bank of New York Mellon	55,700	2,491
Bank of NT Butterfield & Son	1,375	45
Bank of the Ozarks	9,887	543
BankFinancial	1,654	22
BankUnited	5,000	191
Bankwell Financial Group	622	18
Banner	3,401	191
Bar Harbor Bankshares	1,053	46
BB&T	43,300	2,000
Bear State Financial	1,924	19
Beneficial Bancorp	7,506	134
Berkshire Hathaway, Cl B*	100,043	16,421
Berkshire Hills Bancorp	3,795	134
BGC Partners, Cl A	24,502	271
BlackRock, Cl A	6,674	2,496
Blue Capital Reinsurance Holdings	649	12
Blue Hills Bancorp	2,575	49
BNC Bancorp	4,341	153
BofI Holding*	6,462	191
BOK Financial	1,400	115
Boston Private Financial Holdings	8,765	145
Bridge Bancorp	1,938	70
Brookline Bancorp	7,814	123
Brown & Brown	5,900	249
Bryn Mawr Bank	1,930	77
BSB Bancorp*	878	24
C&F Financial	348	15
Calamos Asset Management, Cl A	1,876	16
California First National Bancorp	303	5
Camden National	1,790	74
Capital Bank Financial, Cl A	2,581	102
Capital City Bank Group	1,209	25
Capital One Financial	25,600	2,237
Capitol Federal Financial	13,794	213
Capstar Financial Holdings*	439	9

25	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Capstead Mortgage††	10,397	$111
Cardinal Financial	3,548	111
Carolina Financial	1,112	33
Cascade Bancorp*	3,425	27
Cathay General Bancorp	8,209	299
CBOE Holdings	4,100	326
CenterState Banks	5,234	128
Central Pacific Financial	3,447	108
Central Valley Community Bancorp	953	19
Century Bancorp, Cl A	330	20
Charles Schwab	62,000	2,557
Charter Financial	1,484	25
Chemical Financial	7,180	355
Chemung Financial	349	12
Chimera Investment††	9,500	167
Chubb	24,600	3,235
Cincinnati Financial	8,100	572
CIT Group	10,800	445
Citigroup	155,400	8,676
Citizens, Cl A*	4,856	45
Citizens & Northern	1,238	29
Citizens Financial Group	28,100	1,016
City Holding	1,609	105
Clifton Bancorp	2,292	36
CME Group, Cl A	18,000	2,179
CNA Financial	1,700	71
CNB Financial	1,462	34
CNO Financial Group	19,529	369
CoBiz Financial	4,370	77
Codorus Valley Bancorp	888	23
Cohen & Steers	2,324	81
Columbia Banking System	6,303	251
Comerica	9,000	608
Commerce Bancshares	4,410	249
Community Bank System	4,793	280
Community Trust Bancorp	1,733	80
ConnectOne Bancorp	3,292	81
County Bancorp	531	14
Cowen Group, Cl A*	2,678	40
Crawford, Cl B	980	12
Credit Acceptance*	400	82
CU Bancorp*	1,695	61
Cullen	2,700	241
Customers Bancorp*	2,566	88
CVB Financial	11,196	252
CYS Investments††	17,182	130
Diamond Hill Investment Group	322	65
Dime Community Bancshares	3,564	76
Discover Financial Services	21,300	1,476
Donegal Group, Cl A	920	15
Donnelley Financial Solutions*	1,312	32
Dynex Capital††	4,707	31

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
E*TRADE Financial*	14,400	$539
Eagle Bancorp*	3,387	207
East West Bancorp	7,400	381
Eaton Vance	5,500	231
eHealth*	1,904	23
EMC Insurance Group	883	26
Employers Holdings	3,507	128
Encore Capital Group*	2,768	86
Endurance Specialty Holdings	3,500	324
Enova International*	2,821	40
Enstar Group*	1,233	239
Enterprise Bancorp	1,092	37
Enterprise Financial Services	2,179	91
Equity Bancshares, Cl A*	756	25
Erie Indemnity, Cl A	1,200	135
ESSA Bancorp	896	14
Essent Group*	8,102	280
EverBank Financial	11,131	216
Evercore Partners, Cl A	4,335	336
Everest Re Group	2,200	484
Ezcorp, Cl A*	5,982	59
FactSet Research Systems	2,200	381
Farmers Capital Bank	798	30
Farmers National Banc	2,687	34
FB Financial*	928	24
FBL Financial Group, Cl A	1,153	80
FBR	696	10
FCB Financial Holdings, Cl A*	3,215	151
Federal Agricultural Mortgage, Cl C	901	50
Federated Investors, Cl B	4,700	122
Federated National Holding	1,355	25
Fidelity & Guaranty Life	1,253	30
Fidelity Southern	2,173	51
Fifth Street Asset Management, Cl A	932	7
Fifth Third Bancorp	40,700	1,062
Financial Engines	5,783	223
Financial Institutions	1,449	48
First American Financial	5,400	203
First Bancorp	3,159	90
First BanCorp*	13,879	93
First Busey	3,579	105
First Business Financial Services	878	21
First Citizens BancShares, Cl A	839	308
First Commonwealth Financial	9,860	139
First Community Bancshares	1,634	48
First Community Financial Partners*	1,485	18
First Connecticut Bancorp	1,508	34
First Defiance Financial	921	45
First Financial	1,045	51
First Financial Bancorp	6,945	191
First Financial Bankshares	7,054	301
First Financial Northwest	992	21

26	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Foundation*	2,774	$40
First Hawaiian	1,900	63
First Horizon National	11,700	234
First Internet Bancorp	565	18
First Interstate BancSystem, Cl A	2,243	92
First Merchants	4,629	177
First Mid-Illinois Bancshares	999	31
First Midwest Bancorp	9,088	221
First NBC Bank Holding*	1,648	7
First Northwest Bancorp*	1,198	18
First of Long Island	2,526	68
First Republic Bank	7,500	707
FirstCash	5,263	225
Flagstar Bancorp*	2,375	61
Flushing Financial	2,917	79
FNB	22,899	342
FNF Group	14,300	506
FNFV Group*	7,431	97
Franklin Financial Network*	1,389	54
Franklin Resources	19,400	771
Fulton Financial	18,729	341
GAIN Capital Holdings	3,940	30
GAMCO Investors, Cl A	432	13
Genworth Financial, Cl A*	56,553	190
German American Bancorp	1,659	80
Glacier Bancorp	8,465	301
Global Indemnity*	887	35
Goldman Sachs Group	20,400	4,678
Great Ajax††	1,911	25
Great Southern Bancorp	1,280	64
Great Western Bancorp	6,411	274
Green Bancorp*	2,210	38
Green Dot, Cl A*	4,612	124
Greene County Bancorp	367	8
Greenhill	3,146	93
Greenlight Capital Re, Cl A*	3,120	71
Guaranty Bancorp	2,040	49
Hallmark Financial Services*	1,528	17
Hancock Holding	9,243	424
Hanmi Financial	3,541	117
Hannon Armstrong Sustainable Infrastructure Capital††	5,081	93
Hanover Insurance Group	2,100	176
HarborOne Bancorp*	1,578	29
Hartford Financial Services Group	20,800	1,013
HCI Group	913	38
Heartland Financial	2,655	124
Hennessy Advisors	319	9
Heritage Commerce	2,745	39
Heritage Financial	3,459	88
Heritage Insurance Holdings	2,785	39
Heritage Oaks Bancorp	2,556	35

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hilltop Holdings	8,261	$226
Hingham Institution	147	28
Home Bancorp	630	22
Home BancShares	13,183	355
HomeStreet*	2,745	72
HomeTrust Bancshares*	1,735	43
Hope Bancorp	13,948	292
Horace Mann Educators	4,591	190
Horizon Bancorp	2,220	57
Houlihan Lokey, Cl A	1,284	40
Huntington Bancshares	55,600	752
IBERIABANK	4,938	406
Impac Mortgage Holdings*	879	12
Independence Holding	787	16
Independent Bank	5,066	228
Independent Bank Group	1,256	78
Infinity Property & Casualty	1,201	104
Interactive Brokers Group, Cl A	3,200	119
Intercontinental Exchange	30,600	1,786
International Bancshares	6,087	226
International. FCStone*	1,769	65
Invesco	21,900	633
Invesco Mortgage Capital††	12,397	181
Investment Technology Group	3,754	76
Investors Bancorp	33,196	476
Investors Title	155	19
James River Group Holdings	1,675	66
Janus Capital Group	16,260	203
JPMorgan Chase	192,606	16,300
KCG Holdings, Cl A*	5,956	83
Kearny Financial	9,350	143
Kemper	4,487	194
KeyCorp	57,204	1,028
Kinsale Capital Group	722	21
Ladder Capital, Cl A††	4,516	61
Ladenburg Thalmann Financial Services*	10,681	25
Lakeland Bancorp	4,547	84
Lakeland Financial	2,717	121
Lazard, Cl A	7,200	306
LCNB	952	21
LegacyTexas Financial Group	5,015	207
Legg Mason	5,300	168
LendingClub*	36,276	224
LendingTree*	675	76
Leucadia National	17,900	427
Lincoln National	12,400	837
Live Oak Bancshares	2,058	42
Loews	15,100	703
LPL Financial Holdings	4,300	169
M&T Bank	7,900	1,284
Macatawa Bank	2,871	29
Maiden Holdings	7,344	130

27	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MainSource Financial Group	2,700	$89
Manning & Napier, Cl A	1,617	11
Markel*	700	648
MarketAxess Holdings	1,900	356
Marlin Business Services	915	21
Marsh & McLennan	27,800	1,891
MB Financial	8,264	368
MBIA*	15,001	153
MBT Financial	1,920	21
Medley Management, Cl A	508	5
Mercantile Bank	1,891	61
Merchants Bancshares	615	31
Mercury General	1,573	99
Meridian Bancorp	5,491	104
Meta Financial Group	960	84
MetLife	49,500	2,693
MFA Financial††	18,700	148
MGIC Investment*	37,206	396
Middleburg Financial	511	18
Midland States Bancorp	415	14
MidWestOne Financial Group	873	31
Moelis, Cl A	2,589	88
Moody’s	9,000	933
Morgan Stanley	75,800	3,221
Morningstar	1,033	79
Mortgage Investment Trust††	2,927	51
MSCI, Cl A	5,000	414
MTGE Investment††	5,203	83
MutualFirst Financial	586	18
NASDAQ OMX Group	6,200	437
National Bank Holdings, Cl A	2,511	82
National Bankshares	720	31
National Commerce*	900	34
National General Holdings	5,165	126
National Western Life Group, Cl A	266	78
Nationstar Mortgage Holdings*	3,564	65
Navient	16,600	250
Navigators Group	2,400	135
NBT Bancorp	4,799	196
Nelnet, Cl A	2,290	112
New Residential Investment††	27,138	411
New York Community Bancorp	25,800	392
New York Mortgage Trust††	12,147	78
NewStar Financial*	2,604	23
Nicolet Bankshares*	798	39
NMI Holdings, Cl A*	5,196	56
Northern Trust	11,000	913
Northfield Bancorp	4,425	80
Northrim BanCorp	733	21
Northwest Bancshares	10,655	182
OceanFirst Financial	2,694	77
Ocwen Financial*	10,977	58

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OFG Bancorp	5,090	$67
Old Line Bancshares	900	24
Old National Bancorp	14,407	256
Old Republic International	12,200	254
Old Second Bancorp	3,119	34
OM Asset Management	4,570	64
On Deck Capital*	5,163	26
OneBeacon Insurance Group, Cl A	2,098	34
OneMain Holdings, Cl A*	2,800	63
Oppenheimer Holdings, Cl A	1,086	19
Opus Bank	1,977	40
Orchid Island Capital, Cl A††	3,407	40
Oritani Financial	4,097	71
Orrstown Financial Services	802	18
Owens Realty Mortgage††	1,097	19
Pacific Continental	2,479	61
Pacific Mercantile Bancorp*	1,689	12
Pacific Premier Bancorp*	3,004	118
PacWest Bancorp	6,600	366
Paragon Commercial*	190	9
Park National	1,468	163
Park Sterling	5,382	63
Patriot National*	1,238	5
Peapack Gladstone Financial	1,650	50
Penns Woods Bancorp	503	23
PennyMac Financial Services, Cl A*	1,488	25
PennyMac Mortgage Investment Trust††	7,259	123
Peoples Bancorp	1,680	52
Peoples Financial Services	724	31
People’s United Financial	17,300	324
People’s Utah Bancorp	1,405	35
PHH*	5,986	87
PICO Holdings*	2,366	34
Pinnacle Financial Partners	4,688	313
Piper Jaffray*	1,627	115
PJT Partners	1,847	59
PNC Financial Services Group	26,500	3,192
Popular	5,900	262
PRA Group*	5,212	207
Preferred Bank	1,256	70
Premier Financial Bancorp	1,009	18
Primerica	5,254	396
Principal Financial Group	13,900	794
PrivateBancorp	8,761	479
ProAssurance	2,700	147
Progressive	30,700	1,149
Prosperity Bancshares	7,459	542
Provident Bancorp*	505	10
Provident Financial Holdings	720	13
Provident Financial Services	6,916	183
Prudential Financial	23,500	2,470
Pzena Investment Management, Cl A	1,636	16

28	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
QCR Holdings	1,247	$52
Radian Group	24,045	442
Raymond James Financial	6,800	510
Redwood Trust††	8,259	128
Regional Management*	1,159	29
Regions Financial	65,700	947
Reinsurance Group of America, Cl A	3,500	439
RenaissanceRe Holdings	2,300	314
Renasant	4,627	184
Republic Bancorp, Cl A	1,018	35
Republic First Bancorp*	6,118	46
Resource Capital††	3,160	26
RLI	4,197	249
S&P Global	13,700	1,646
S&T Bancorp	3,795	143
Safeguard Scientifics*	2,123	26
Safety Insurance Group	1,583	114
Sandy Spring Bancorp	2,687	110
Santander Consumer USA Holdings*	6,312	83
Seacoast Banking Corp of Florida*	3,477	76
SEI Investments†	6,500	315
Selective Insurance Group	6,283	262
ServisFirst Bancshares	5,182	207
Shore Bancshares	1,351	22
SI Financial Group	1,225	18
Sierra Bancorp	1,265	34
Signature Bank*	2,900	457
Silvercrest Asset Management Group, Cl A	787	11
Simmons First National, Cl A	3,267	197
SLM*	21,600	257
South State	2,874	257
Southern First Bancshares*	619	22
Southern Missouri Bancorp	631	21
Southern National Bancorp of Virginia	1,212	19
Southside Bancshares	3,010	103
Southwest Bancorp	1,894	52
Starwood Property Trust††	12,800	285
State Auto Financial	1,618	41
State Bank Financial	3,953	105
State National	3,197	44
State Street	20,500	1,562
Sterling Bancorp	14,022	334
Stewart Information Services	2,471	108
Stifel Financial*	6,986	352
Stock Yards Bancorp	2,456	110
Stonegate Bank	1,435	65
Suffolk Bancorp	1,196	50
Summit Financial Group	900	24
Sun Bancorp	1,137	28
SunTrust Banks	26,100	1,483
SVB Financial Group*	2,800	482
Synchrony Financial	43,500	1,558

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Synovus Financial	6,300	$263
T Rowe Price Group	12,900	870
TCF Financial	8,779	152
TD Ameritrade Holding	12,800	591
Territorial Bancorp	821	26
Texas Capital Bancshares*	5,527	456
TFS Financial	3,900	68
Third Point Reinsurance*	7,457	85
Tiptree	2,995	20
Tompkins Financial	1,553	141
Torchmark	6,500	478
Towne Bank	6,031	194
Travelers	15,200	1,790
TriCo Bancshares	2,307	85
TriState Capital Holdings*	2,302	51
Triumph Bancorp*	1,632	44
Trupanion*	1,563	25
TrustCo Bank	10,703	90
Trustmark	7,559	254
Two Harbors Investment††	17,500	153
UMB Financial	4,892	377
Umpqua Holdings	24,662	452
Union Bankshares	5,314	197
United Bankshares	7,671	344
United Community Banks	7,589	213
United Community Financial	4,890	42
United Financial Bancorp	5,825	105
United Fire Group	2,427	115
United Insurance Holdings	1,805	25
Universal Insurance Holdings	3,452	90
Univest Corp of Pennsylvania	2,591	73
Unum Group	12,300	559
US Bancorp	86,100	4,533
Validus Holdings	3,800	217
Valley National Bancorp	26,936	326
Veritex Holdings*	1,286	35
Virtu Financial, Cl A	2,621	46
Virtus Investment Partners	457	50
Voya Financial	11,100	446
Waddell & Reed Financial, Cl A	8,961	162
Walker & Dunlop*	3,175	100
Walter Investment Management*	2,434	9
Washington Federal	9,895	325
Washington Trust Bancorp	1,643	90
WashingtonFirst Bankshares	925	26
Waterstone Financial	2,654	48
Webster Financial	10,227	537
Wells Fargo	241,760	13,618
WesBanco	4,545	189
West Bancorporation	1,667	38
Westamerica Bancorporation	2,803	159
Western Alliance Bancorp*	4,700	232

29	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Western Asset Mortgage Capital††	4,271	$43
Western New England Bancorp	3,189	31
Westwood Holdings Group	831	46
White Mountains Insurance Group	250	227
Wins Finance Holdings*	145	35
Wintrust Financial	5,748	412
WisdomTree Investments	12,303	127
WMIH*	21,113	33
World Acceptance*	648	32
WR Berkley	5,300	356
WSFS Financial	3,065	139
Xenith Bankshares*	883	23
XL Group	13,600	511
Yadkin Financial	5,648	181
Zions Bancorporation	10,900	460

		210,876

Health Care — 9.0%
AAC Holdings*	1,050	8
Abaxis	2,338	119
Abbott Laboratories	90,701	3,789
AbbVie	85,754	5,240
ABIOMED*	2,000	213
Acadia Healthcare*	3,700	142
ACADIA Pharmaceuticals*	4,600	159
Accelerate Diagnostics*	2,705	57
Acceleron Pharma*	2,981	72
Accuray*	8,306	48
AcelRx Pharmaceuticals*	3,926	10
Aceto	3,409	65
Achillion Pharmaceuticals*	12,655	53
Aclaris Therapeutics*	1,334	35
Acorda Therapeutics*	4,653	95
Adamas Pharmaceuticals*	1,759	28
Addus HomeCare*	819	28
Adeptus Health, Cl A*	1,480	11
Aduro Biotech*	3,691	44
Advaxis*	4,212	38
Adverum Biotechnologies*	2,654	8
Aerie Pharmaceuticals*	3,068	135
Aetna	17,733	2,103
Aevi Genomic Medicine*	2,688	13
Agenus*	7,664	31
Agile Therapeutics*	1,495	3
Agilent Technologies	17,200	842
Agios Pharmaceuticals*	1,400	60
Aimmune Therapeutics*	3,061	56
Air Methods*	3,858	138
Akebia Therapeutics*	3,780	38
Akorn*	4,200	80
Albany Molecular Research*	2,716	50
Alder Biopharmaceuticals*	5,328	109
Alere*	4,400	163

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alexion Pharmaceuticals*	11,500	$1,503
Align Technology*	3,700	339
Allergan	17,800	3,896
Allscripts Healthcare Solutions*	9,400	110
Almost Family*	1,216	57
Alnylam Pharmaceuticals*	3,800	152
AMAG Pharmaceuticals*	3,879	93
Amedisys*	3,106	142
American Renal Associates Holdings*	940	18
AmerisourceBergen, Cl A	8,500	742
Amgen	39,826	6,240
Amicus Therapeutics*	15,873	87
AMN Healthcare Services*	5,254	188
Amphastar Pharmaceuticals*	3,987	63
Ampio Pharmaceuticals*	3,100	3
Analogic	1,435	111
Anavex Life Sciences*	3,885	17
AngioDynamics*	2,815	45
ANI Pharmaceuticals*	824	50
Anika Therapeutics*	1,496	76
Anthem	14,000	2,158
Anthera Pharmaceuticals*	4,367	2
Applied Genetic Technologies*	1,352	10
Aptevo Therapeutics*	1,673	3
AquaBounty Technologies*	48	1
Aratana Therapeutics*	3,536	28
Ardelyx*	3,719	45
Arena Pharmaceuticals*	25,548	39
Argos Therapeutics*	1,219	6
ARIAD Pharmaceuticals*	19,736	470
Array BioPharma*	18,953	206
Arrowhead Pharmaceuticals*	6,334	12
Asterias Biotherapeutics*	2,695	11
Atara Biotherapeutics*	2,409	32
athenahealth*	2,000	252
Athersys*	8,319	9
AtriCure*	3,682	60
Atrion	145	71
Audentes Therapeutics*	819	13
Avexis*	694	39
Avinger*	2,764	7
AxoGen*	2,637	29
Axovant Sciences*	2,559	31
Axsome Therapeutics*	1,248	6
Baxter International	25,900	1,241
Becton Dickinson and	10,900	1,932
Bellicum Pharmaceuticals*	2,202	29
BioCryst Pharmaceuticals*	7,787	49
Biogen*	11,600	3,216
BioMarin Pharmaceutical*	9,100	797
Bio-Path Holdings*	9,090	9
Bio-Rad Laboratories, Cl A*	1,123	213

30	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BioScrip*	11,796	$16
BioSpecifics Technologies*	572	29
Bio-Techne	1,900	193
BioTelemetry*	3,221	74
BioTime*	6,837	21
Bluebird Bio*	4,519	337
Blueprint Medicines*	2,673	91
Boston Scientific*	71,400	1,718
Bristol-Myers Squibb	88,500	4,351
Brookdale Senior Living, Cl A*	9,300	139
Bruker	5,300	126
Cambrex*	3,540	186
Cantel Medical	3,894	301
Capital Senior Living*	2,921	49
Cara Therapeutics*	2,356	36
Cardinal Health	17,300	1,297
Cardiovascular Systems*	3,683	91
Castlight Health, Cl B*	4,333	13
Catalent*	11,007	295
Celgene*	40,700	4,727
Celldex Therapeutics*	9,944	32
Cellular Biomedicine Group*	1,311	16
Cempra*	4,966	16
Centene*	9,100	576
Cerner*	15,500	833
Cerus*	11,279	48
Charles River Laboratories International*	2,400	194
Chemed	1,788	297
ChemoCentryx*	3,121	23
Chimerix*	4,659	25
ChromaDex*	3,127	9
Cidara Therapeutics*	1,176	12
Cigna	13,500	1,974
Civitas Solutions*	1,582	29
Clearside Biomedical*	891	7
Clovis Oncology*	4,038	262
Coherus Biosciences*	3,318	93
Collegium Pharmaceutical*	1,976	33
Community Health Systems*	11,845	76
Computer Programs & Systems	1,165	26
Concert Pharmaceuticals*	1,759	16
ConforMIS*	3,767	31
CONMED	3,139	140
Cooper	2,600	480
Corcept Therapeutics*	8,705	62
Corindus Vascular Robotics*	6,347	3
CorVel*	1,030	40
Corvus Pharmaceuticals*	405	6
Cotiviti Holdings*	1,269	43
CR Bard	3,867	918
Cross Country Healthcare*	3,333	48
CryoLife	3,689	70

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Curis*	12,173	$35
Cutera*	1,299	24
Cynosure, Cl A*	2,519	135
Cytokinetics*	3,545	37
CytomX Therapeutics*	2,167	25
CytRx*	7,338	3
Danaher	32,200	2,702
DaVita*	9,100	580
DENTSPLY SIRONA	12,200	692
Depomed*	6,908	125
Dermira*	2,845	84
DexCom*	4,200	332
Dimension Therapeutics*	1,411	3
Diplomat Pharmacy*	5,073	70
Durect*	13,835	15
Dynavax Technologies*	4,126	17
Eagle Pharmaceuticals*	1,027	71
Edge Therapeutics*	1,738	17
Editas Medicine*	750	13
Edwards Lifesciences*	10,900	1,049
Egalet*	2,476	12
Eiger BioPharmaceuticals*	396	5
Eli Lilly	51,700	3,982
Emergent BioSolutions*	3,514	106
Enanta Pharmaceuticals*	1,632	54
Endocyte*	4,224	9
Endologix*	8,762	60
Ensign Group	5,317	108
Entellus Medical*	807	14
Envision Healthcare*	6,339	431
Enzo Biochem*	4,279	29
Epizyme*	4,191	44
Esperion Therapeutics*	1,574	19
Evolent Health, Cl A*	1,600	29
Exact Sciences*	11,570	219
Exactech*	1,096	27
Exelixis*	25,360	460
Express Scripts Holding*	33,700	2,321
FibroGen*	5,591	127
Five Prime Therapeutics*	3,011	138
Flex Pharma*	1,167	5
Flexion Therapeutics*	3,106	60
Fluidigm*	3,060	19
Fortress Biotech*	3,790	9
Foundation Medicine*	1,419	28
Fulgent Genetics*	624	8
Galena Biopharma*	1,024	2
Genesis Healthcare, Cl A*	4,394	18
GenMark Diagnostics*	5,046	61
Genomic Health*	2,188	60
Geron*	15,725	33
Gilead Sciences	70,217	5,087

31	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Glaukos*	1,959	$81
Global Blood Therapeutics*	1,985	32
Globus Medical, Cl A*	7,692	203
GlycoMimetics*	1,158	7
Haemonetics*	5,532	221
Halozyme Therapeutics*	12,364	143
Halyard Health*	5,204	200
HCA Holdings*	16,200	1,301
HealthEquity*	4,888	226
HealthSouth	9,900	384
HealthStream*	2,732	63
Henry Schein*	4,407	705
Heron Therapeutics*	4,607	60
Heska*	644	51
Hill-Rom Holdings	3,300	194
HMS Holdings*	9,054	164
Hologic*	15,100	612
Humana	7,900	1,568
ICU Medical*	1,588	218
Idera Pharmaceuticals*	9,802	14
IDEXX Laboratories*	4,800	587
Ignyta*	3,221	16
Illumina*	7,700	1,233
Immune Design*	1,270	7
ImmunoGen*	8,864	21
Immunomedics*	12,156	55
Impax Laboratories*	8,299	109
INC Research Holdings, Cl A*	4,482	238
Incyte*	8,700	1,055
Infinity Pharmaceuticals*	5,743	12
Innoviva*	8,797	93
Inogen*	1,783	115
Inotek Pharmaceuticals*	1,930	3
Inovalon Holdings, Cl A*	3,000	35
Inovio Pharmaceuticals*	7,045	46
Insmed*	6,993	103
Insulet*	6,376	265
Insys Therapeutics*	2,462	25
Integer Holdings*	3,441	111
Integra LifeSciences Holdings*	6,676	279
Intellia Therapeutics*	993	13
Intercept Pharmaceuticals*	800	88
Intersect ENT*	2,670	36
Intra-Cellular Therapies, Cl A*	3,726	54
Intrexon*	3,193	68
Intuitive Surgical*	2,031	1,407
Invacare	3,306	38
Invitae*	3,451	29
InVivo Therapeutics Holdings*	3,501	17
Ionis Pharmaceuticals*	6,800	303
iRadimed*	462	4
iRhythm Technologies*	966	32

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IRIDEX*	841	$12
Ironwood Pharmaceuticals, Cl A*	14,247	205
Johnson & Johnson	145,379	16,464
Juno Therapeutics*	3,200	68
K2M Group Holdings*	2,682	54
Kadmon Holdings*	1,447	6
Karyopharm Therapeutics*	2,581	27
Keryx Biopharmaceuticals*	9,387	47
Kindred Healthcare	9,111	61
Kite Pharma*	4,416	225
La Jolla Pharmaceutical*	1,474	29
Laboratory Corp of America Holdings*	5,500	738
Landauer	997	51
Lannett*	3,121	63
LeMaitre Vascular	1,440	33
Lexicon Pharmaceuticals*	4,487	64
LHC Group*	1,654	83
LifePoint Health*	2,000	119
Ligand Pharmaceuticals*	2,145	227
Lion Biotechnologies*	6,855	50
Lipocine*	1,200	4
Loxo Oncology*	1,772	70
Luminex	4,482	91
MacroGenics*	3,447	64
Magellan Health*	2,515	189
MannKind*	33,831	24
Masimo*	4,513	332
McKesson	11,700	1,628
Medicines*	7,436	268
MediciNova*	3,202	18
Medidata Solutions*	5,978	296
MEDNAX*	5,000	342
Medpace Holdings*	879	31
Medtronic	74,300	5,648
Merck	146,718	9,095
Meridian Bioscience	4,712	62
Merit Medical Systems*	4,653	118
Merrimack Pharmaceuticals*	14,056	44
Mettler-Toledo International*	1,358	579
MiMedx Group*	11,575	94
Minerva Neurosciences*	2,349	25
Mirati Therapeutics*	1,476	8
Molina Healthcare*	4,778	271
Momenta Pharmaceuticals*	7,349	139
Mylan*	24,100	917
MyoKardia*	1,614	18
Myovant Sciences*	1,567	17
Myriad Genetics*	7,681	124
NanoString Technologies*	1,579	28
NantHealth*	1,007	8
NantKwest*	1,830	10
Natera*	2,732	24

32	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
National HealthCare	1,274	$95
National Research, Cl A	936	16
Natus Medical*	3,544	138
Nektar Therapeutics, Cl A*	15,958	193
Neogen*	4,096	271
NeoGenomics*	5,519	44
Neos Therapeutics*	1,490	9
Neurocrine Biosciences*	4,300	185
Nevro*	2,654	231
NewLink Genetics*	2,282	28
Nobilis Health*	6,051	13
Novan*	686	3
Novavax*	28,940	38
Novocure*	5,242	33
NuVasive*	5,526	391
NxStage Medical*	7,062	190
Obalon Therapeutics*	1,023	10
Ocular Therapeutix*	2,040	13
Omeros*	4,695	45
Omnicell*	4,090	147
OncoMed Pharmaceuticals*	2,672	22
Ophthotech*	3,349	16
OPKO Health*	16,300	142
OraSure Technologies*	5,671	50
Organovo Holdings*	11,425	42
Orthofix International*	1,980	71
Osiris Therapeutics*	2,241	13
Otonomy*	2,507	37
OvaScience*	3,356	5
Owens & Minor	7,015	252
Oxford Immunotec Global*	2,360	32
Pacific Biosciences of California*	9,084	44
Pacira Pharmaceuticals*	3,947	152
Paratek Pharmaceuticals*	2,233	34
PAREXEL International*	5,846	414
Patheon*	2,300	66
Patterson	4,200	175
PDL BioPharma	19,407	43
Penumbra*	2,743	196
PerkinElmer	5,500	293
Pfenex*	1,997	16
Pfizer	318,056	10,092
PharmAthene*	6,845	21
PharMerica*	3,350	83
Phibro Animal Health, Cl A	1,958	52
Portola Pharmaceuticals, Cl A*	5,262	143
PRA Health Sciences*	2,709	159
Premier, Cl A*	2,300	73
Prestige Brands Holdings*	5,874	310
Progenics Pharmaceuticals*	8,250	74
Protagonist Therapeutics*	820	15
Proteostasis Therapeutics*	733	11

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Providence Service*	1,375	$53
PTC Therapeutics*	3,514	46
Puma Biotechnology*	3,160	102
QIAGEN	12,037	349
Quality Systems*	5,425	81
Quest Diagnostics	7,600	699
Quidel*	3,049	58
Quintiles IMS Holdings*	7,556	593
Quorum Health*	3,106	27
Ra Pharmaceuticals*	1,218	19
Radius Health*	3,486	152
RadNet*	3,949	23
Reata Pharmaceuticals, Cl A*	635	16
Regeneron Pharmaceuticals*	4,066	1,461
REGENXBIO*	2,218	41
Regulus Therapeutics*	4,308	5
Repligen*	3,678	110
ResMed	7,500	507
Retrophin*	4,251	83
Revance Therapeutics*	2,150	43
Rigel Pharmaceuticals*	9,893	21
Rockwell Medical*	4,999	29
RTI Surgical*	6,102	20
Sage Therapeutics*	3,242	156
Sangamo Therapeutics*	7,231	25
Sarepta Therapeutics*	5,635	175
SciClone Pharmaceuticals*	5,682	58
Seattle Genetics*	4,900	295
Second Sight Medical Products*	2,343	3
Select Medical Holdings*	12,121	151
Selecta Biosciences*	777	11
Senseonics Holdings*	3,964	11
Seres Therapeutics*	1,849	18
Sorrento Therapeutics*	3,134	17
Spark Therapeutics*	2,066	130
Spectranetics*	4,621	119
Spectrum Pharmaceuticals*	9,036	42
STAAR Surgical*	4,233	42
Stemline Therapeutics*	1,883	19
Stryker	17,900	2,211
Sucampo Pharmaceuticals, Cl A*	2,518	28
Supernus Pharmaceuticals*	5,013	136
Surgery Partners*	1,947	36
Surgical Care Affiliates*	3,058	173
Surmodics*	1,359	33
Syndax Pharmaceuticals*	577	4
Synergy Pharmaceuticals*	20,136	142
Synthetic Biologics*	8,359	7
Syros Pharmaceuticals*	789	9
T2 Biosystems*	1,631	9
Tabula Rasa HealthCare*	715	10
Tactile Systems Technology*	646	10

33	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tandem Diabetes Care*	2,048	$5
Taro Pharmaceutical Industries*	434	45
Team Health Holdings*	7,380	321
Teladoc*	2,639	53
Teleflex	2,400	403
Teligent*	4,341	30
Tenet Healthcare*	5,200	91
TESARO*	3,189	519
Tetraphase Pharmaceuticals*	3,983	15
TG Therapeutics*	3,893	19
TherapeuticsMD*	17,438	101
Theravance Biopharma*	4,293	129
Thermo Fisher Scientific	20,800	3,170
Titan Pharmaceuticals*	2,117	9
Tivity Health*	3,707	95
Tokai Pharmaceuticals*	1,183	1
TransEnterix*	7,930	12
Trevena*	4,699	33
Triple-S Management, Cl B*	2,659	51
Trovagene*	3,685	7
Ultragenyx Pharmaceutical*	3,984	299
United Therapeutics*	2,400	393
UnitedHealth Group	49,600	8,040
Universal American*	4,145	41
Universal Health Services, Cl B	4,600	518
US Physical Therapy	1,371	96
Utah Medical Products	372	23
Vanda Pharmaceuticals*	4,316	61
Varex Imaging*	2,080	60
Varian Medical Systems*	5,200	404
Vascular Solutions*	1,903	106
VCA*	4,400	399
Veeva Systems, Cl A*	4,900	207
Veracyte*	1,630	12
Versartis*	3,194	46
Vertex Pharmaceuticals*	13,000	1,116
ViewRay*	902	5
Vital Therapies*	2,600	13
Vocera Communications*	2,592	54
Voyager Therapeutics*	1,274	15
vTv Therapeutics, Cl A*	501	3
VWR*	3,900	101
Waters*	4,100	581
WaVe Life Sciences*	814	23
WellCare Health Plans*	2,400	349
West Pharmaceutical Services	3,900	330
Wright Medical Group*	11,393	287
XBiotech*	1,820	21
Xencor*	4,190	100
Zafgen*	2,468	10
Zeltiq Aesthetics*	4,021	178
Zimmer Biomet Holdings	9,600	1,136

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ZIOPHARM Oncology*	14,003	$83
Zoetis, Cl A	23,700	1,302
Zogenix*	2,637	21

		176,739

Industrials — 7.6%
3M	31,200	5,454
AAON	4,322	147
AAR	3,712	119
ABM Industries	6,190	250
Acacia Research	5,293	31
ACCO Brands*	11,394	145
Actuant, Cl A	6,640	174
Acuity Brands	2,300	477
Advanced Disposal Services*	2,488	55
Advanced Drainage Systems	3,776	91
Advisory Board*	4,493	204
AECOM*	7,700	284
Aegion, Cl A*	4,011	93
Aerojet Rocketdyne Holdings*	6,860	124
Aerovironment*	2,173	57
AGCO	3,500	220
Air Lease, Cl A	4,900	178
Air Transport Services Group*	5,362	87
Aircastle	5,161	115
Alamo Group	1,002	76
Alaska Air Group	6,500	610
Albany International, Cl A	3,064	145
Allegiant Travel, Cl A	1,430	246
Allegion	4,900	322
Allied Motion Technologies	683	15
Allison Transmission Holdings	7,200	252
Altra Industrial Motion	2,871	107
AMERCO	300	113
Ameresco, Cl A*	2,406	13
American Airlines Group	27,400	1,212
American Railcar Industries	813	36
American Superconductor*	1,297	9
American Woodmark*	1,494	106
AMETEK	12,500	639
AO Smith	7,900	385
Apogee Enterprises	3,228	184
Applied Industrial Technologies	4,004	242
Aqua Metals*	1,166	13
ARC Document Solutions*	4,499	21
ArcBest	2,881	91
Arconic	23,266	530
Argan	1,520	112
Armstrong Flooring*	2,440	51
Armstrong World Industries*	2,300	92
Astec Industries	2,071	145
Astronics*	1,679	55
Astronics, Cl B*	326	11

34	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Atkore International Group*	1,310	$35
Atlas Air Worldwide Holdings*	2,725	144
Avis Budget Group*	4,200	156
AZZ	2,784	166
Babcock & Wilcox Enterprises*	5,365	89
Barnes Group	5,650	272
Barrett Business Services	742	45
BE Aerospace	5,200	320
Beacon Roofing Supply*	6,496	284
Blue Bird*	635	11
BMC Stock Holdings*	5,973	112
Boeing	31,600	5,164
Brady, Cl A	5,169	188
Briggs & Stratton	4,622	100
Brink’s	5,073	226
Builders FirstSource*	9,082	98
BWX Technologies, Cl W	4,700	195
Caesarstone*	2,577	78
CAI International*	1,744	28
Carlisle	3,200	349
Casella Waste Systems, Cl A*	4,055	47
Caterpillar	29,700	2,841
CBIZ*	5,610	74
CEB	3,486	267
CECO Environmental	3,085	40
Celadon Group	2,886	22
CH Robinson Worldwide	7,700	586
Chart Industries*	3,394	132
Cintas	4,800	557
CIRCOR International	1,784	111
CLARCOR	5,316	440
Clean Harbors*	2,600	144
Cogint*	1,727	7
Colfax*	5,000	195
Columbus McKinnon	2,041	56
Comfort Systems	3,959	134
Continental Building Products*	3,989	93
Copart*	5,500	312
Covanta Holding	5,900	95
Covenant Transportation Group, Cl A*	1,257	27
CRA International	925	31
Crane	2,500	180
CSW Industrials*	1,723	63
CSX	50,800	2,357
Cubic	2,687	128
Cummins	8,200	1,205
Curtiss-Wright	4,941	485
Deere	16,400	1,756
Delta Air Lines	41,100	1,942
Deluxe	5,467	398
DigitalGlobe*	7,124	200
DMC Global	1,508	24

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Donaldson	6,400	$270
Douglas Dynamics	2,349	79
Dover	8,300	645
Ducommun*	1,127	33
Dun & Bradstreet	2,100	258
DXP Enterprises*	1,854	70
Dycom Industries*	3,373	272
Echo Global Logistics*	3,340	79
EMCOR Group	6,759	471
Emerson Electric	34,100	2,000
Encore Wire	2,288	97
Energous*	1,615	23
Energy Recovery*	3,611	37
EnerSys	4,870	380
Engility Holdings*	2,080	61
Ennis	2,657	45
EnPro Industries	2,316	157
Equifax	6,300	739
ESCO Technologies	2,725	159
Essendant	4,026	84
Esterline Technologies*	3,284	281
ExOne*	1,220	12
Expeditors International of Washington	9,900	516
Exponent	2,846	165
Fastenal	15,500	770
Federal Signal	6,787	105
FedEx	13,300	2,515
Flowserve	6,600	324
Fluor	7,700	427
Fortive	16,172	894
Fortune Brands Home & Security	8,200	452
Forward Air	3,378	163
Franklin Covey*	1,126	20
Franklin Electric	5,126	207
FreightCar America	1,322	19
FTI Consulting*	4,474	189
FuelCell Energy*	2,721	4
G&K Services, Cl A	2,115	203
GATX	4,564	264
Gencor Industries*	871	14
Generac Holdings*	7,221	291
General Cable	5,127	104
General Dynamics	13,000	2,354
General Electric	486,857	14,460
Genesee & Wyoming, Cl A*	2,900	219
Gibraltar Industries*	3,373	148
Global Brass & Copper Holdings	2,243	74
GMS*	780	23
Gorman-Rupp	2,081	68
GP Strategies*	1,340	34
Graco	2,800	251
Graham	1,041	23

35	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Granite Construction	4,447	$250
Great Lakes Dredge & Dock*	6,228	32
Greenbrier	3,015	132
Griffon	3,539	90
H&E Equipment Services	3,352	87
Hardinge	1,277	14
Harsco	9,163	122
Hawaiian Holdings*	5,735	292
HC2 Holdings*	3,606	24
HD Supply Holdings*	10,900	461
Healthcare Services Group	7,649	304
Heartland Express	5,128	106
HEICO, Cl A	1,900	126
HEICO	1,000	77
Heidrick & Struggles International	1,920	43
Herc Holdings*	1,546	77
Heritage-Crystal Clean*	1,400	21
Herman Miller	6,752	211
Hertz Global Holdings*	3,640	76
Hexcel	4,700	241
Hill International*	3,575	19
Hillenbrand	6,396	234
HNI	5,102	257
Honeywell International	40,338	4,773
Hub Group, Cl A*	3,598	160
Hubbell, Cl B	2,800	342
Huntington Ingalls Industries	2,400	466
Hurco	692	21
Huron Consulting Group*	2,497	113
Hyster-Yale Materials Handling, Cl A	1,001	62
ICF International*	2,044	106
IDEX	4,200	379
IES Holdings*	864	17
Illinois Tool Works	15,700	1,997
InnerWorkings*	4,025	39
Insperity	1,714	123
Insteel Industries	2,019	75
Interface, Cl A	6,900	126
ITT	4,600	188
Jacobs Engineering Group	6,100	357
JB Hunt Transport Services	4,800	476
JetBlue Airways*	17,600	345
John Bean Technologies	3,231	279
Johnson Controls International	48,845	2,148
Joy Global	10,715	301
Kadant	1,211	75
Kaman	2,873	145
Kansas City Southern	5,800	498
KAR Auction Services	7,000	319
KBR	7,200	122
Kelly Services, Cl A	3,117	70
Kennametal	8,735	312

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
KEYW Holding*	3,744	$37
Kforce	2,927	67
Kimball International, Cl B	4,351	73
Kirby*	2,700	174
KLX*	5,729	281
Knight Transportation	7,526	251
Knoll	5,478	143
Korn	6,493	189
Kratos Defense & Security Solutions*	6,717	55
L3 Technologies	4,100	651
Landstar System	2,100	178
Lawson Products*	701	18
Layne Christensen*	1,952	20
Lennox International	2,200	345
Lincoln Electric Holdings	3,100	258
Lindsay	1,202	91
Lockheed Martin	13,452	3,381
LSC Communications	1,312	34
LSI Industries	2,505	24
Lydall*	1,877	115
Macquarie Infrastructure	3,800	285
Manitowoc	14,343	98
Manitowoc Foodservice*	6,400	123
ManpowerGroup	3,400	325
Marten Transport	2,689	61
Masco	17,900	590
MasTec*	7,412	276
Matson	4,742	169
Matthews International, Cl A	3,584	242
McGrath RentCorp	2,677	102
Mercury Systems*	4,314	145
Meritor*	8,973	129
Middleby*	2,900	389
Milacron Holdings*	1,541	26
Miller Industries	1,166	31
Mistras Group*	1,787	41
Mobile Mini	4,925	160
Moog, Cl A*	3,592	237
MRC Global*	10,127	208
MSA Safety	3,454	246
MSC Industrial Direct, Cl A	2,400	245
Mueller Industries	6,137	247
Mueller Water Products, Cl A	16,861	227
Multi-Color	1,512	117
MYR Group*	1,771	68
National Presto Industries	512	54
Navigant Consulting*	5,209	129
Navistar International*	5,627	153
NCI Building Systems*	2,830	45
Neff, Cl A*	1,074	17
Nielsen Holdings	19,100	781
NL Industries*	1,180	7

36	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NN	2,739	$53
Nordson	2,900	329
Norfolk Southern	15,400	1,809
Northrop Grumman	8,693	1,991
NOW*	11,825	251
NV5 Holdings*	797	32
Old Dominion Freight Line	3,800	335
Omega Flex	327	16
On Assignment*	5,725	259
Orbital ATK	3,000	261
Orion Group Holdings*	2,964	31
Oshkosh	3,700	258
Owens Corning	6,400	354
PACCAR	18,100	1,218
PAM Transportation Services*	184	4
Parker-Hannifin	7,100	1,045
Park-Ohio Holdings	898	40
Patrick Industries*	1,579	129
PGT Innovations*	5,661	65
Pitney Bowes	9,500	151
Plug Power*	18,899	20
Ply Gem Holdings*	2,305	37
Powell Industries	910	35
Power Solutions International*	546	4
Preformed Line Products	283	15
Primoris Services	4,574	114
Proto Labs*	2,741	144
Quad	3,306	87
Quanex Building Products	3,635	72
Quanta Services*	7,300	262
Radiant Logistics*	4,219	15
Raven Industries	4,085	102
Raytheon	15,500	2,234
RBC Bearings*	2,453	227
Regal Beloit	2,300	167
Republic Services, Cl A	12,500	717
Resources Connection	3,942	66
Rexnord*	9,185	203
Roadrunner Transportation Systems*	3,232	26
Robert Half International	7,000	329
Rockwell Automation	6,900	1,021
Rockwell Collins	6,900	626
Rollins	4,900	173
Roper Technologies	5,300	1,017
RPX*	5,941	65
RR Donnelley & Sons	3,500	60
Rush Enterprises, Cl B*	713	22
Rush Enterprises, Cl A*	3,112	102
Ryder System	2,700	210
Saia*	2,871	138
Scorpio Bulkers*	6,960	50
Simpson Manufacturing	4,478	195

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SiteOne Landscape Supply*	1,212	$47
SkyWest	5,676	201
Snap-on	3,100	563
Southwest Airlines	34,100	1,784
SP Plus*	1,801	50
Sparton*	1,015	22
Spirit AeroSystems Holdings, Cl A	6,200	372
Spirit Airlines*	3,600	195
SPX*	4,693	117
SPX FLOW*	3,841	134
Standex International	1,375	120
Stanley Black & Decker	7,900	980
Steelcase, Cl A	9,755	164
Stericycle*	4,200	324
Sun Hydraulics	2,670	105
Sunrun*	6,614	35
Supreme Industries, Cl A	1,411	26
Swift Transportation, Cl A*	8,418	192
TASER International*	5,936	148
Team*	3,185	107
Teledyne Technologies*	3,817	469
Tennant	1,871	130
Terex	5,400	172
Tetra Tech	6,414	280
Textainer Group Holdings	2,392	34
Textron	14,300	677
Thermon Group Holdings*	3,396	71
Timken	3,600	160
Titan International	4,651	62
Titan Machinery*	1,882	26
Toro	6,000	354
TPI Composites*	649	13
TransDigm Group	2,678	580
TransUnion*	2,990	94
TRC*	2,071	19
Trex*	3,275	222
TriMas*	5,078	108
TriNet Group*	4,689	119
Trinity Industries	7,600	209
Triton International	4,694	114
Triumph Group	5,418	145
TrueBlue*	4,646	115
Tutor Perini*	4,110	122
UniFirst	1,634	209
Union Pacific	44,700	4,764
United Continental Holdings*	16,500	1,163
United Parcel Service, Cl B	36,700	4,005
United Rentals*	4,800	607
United Technologies	41,200	4,518
Univar*	4,839	144
Universal Forest Products	2,234	227
Universal Truckload Services	934	14

37	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
US Ecology	2,361	$121
USA Truck*	981	8
USG*	4,400	135
Valmont Industries	1,100	158
Vectrus*	1,120	25
Verisk Analytics, Cl A*	8,200	678
Veritiv*	863	48
Viad	2,295	101
Vicor*	1,803	28
VSE	904	34
Wabash National	7,187	127
WABCO Holdings*	2,700	294
Wabtec	4,400	381
WageWorks*	4,049	292
Waste Management	23,100	1,605
Watsco	1,300	199
Watts Water Technologies, Cl A	3,114	206
Werner Enterprises	4,768	134
Wesco Aircraft Holdings*	6,351	96
WESCO International*	2,600	184
West	4,671	113
Willis Lease Finance*	471	12
Woodward	5,897	411
WW Grainger	2,900	732
XPO Logistics*	10,921	489
Xylem	9,700	478
YRC Worldwide*	3,418	51

		148,745

Information Technology — 14.1%
2U*	3,910	133
3D Systems*	11,846	195
58.com ADR*	3,600	105
8x8*	10,021	159
A10 Networks*	4,629	37
Acacia Communications*	566	33
ACI Worldwide*	12,755	247
Activision Blizzard	29,500	1,186
Actua*	4,309	62
Acxiom*	8,389	219
Adobe Systems*	25,868	2,933
ADTRAN	5,346	117
Advanced Energy Industries*	4,277	252
Advanced Micro Devices*	83,575	867
Aerohive Networks*	2,621	15
Agilysys*	1,661	16
Akamai Technologies*	9,300	638
Alarm.com Holdings*	1,085	29
Alibaba Group Holding ADR*	48,800	4,944
ALJ Regional Holdings*	2,059	8
Alliance Data Systems	3,100	708
Alpha & Omega Semiconductor*	1,916	39
Alphabet, Cl C*	15,700	12,510

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alphabet, Cl A*	15,529	$12,737
Ambarella*	3,451	171
Amber Road*	1,954	17
Amdocs	8,100	476
American Software, Cl A	2,714	28
Amkor Technology*	11,258	106
Amphenol, Cl A	15,900	1,073
Analog Devices	16,200	1,214
Angie’s List*	4,189	26
Anixter International*	3,264	279
ANSYS*	4,800	448
Appfolio, Cl A*	851	19
Apple	290,554	35,259
Applied Materials	58,000	1,986
Applied Optoelectronics*	1,795	55
Apptio, Cl A*	1,014	14
Arista Networks*	2,000	188
ARRIS International*	10,600	303
Arrow Electronics*	4,700	346
Aspen Technology*	8,667	460
Atlassian, Cl A*	900	25
Autobytel*	951	13
Autodesk*	11,200	911
Automatic Data Processing	24,300	2,454
Avid Technology*	3,498	19
Avnet	6,500	302
AVX	4,941	80
Axcelis Technologies*	3,053	46
Badger Meter	3,036	117
Bankrate*	5,052	55
Barracuda Networks*	2,303	54
Bazaarvoice*	8,597	40
Bel Fuse, Cl B	1,012	32
Belden	4,565	349
Benchmark Electronics*	5,315	163
Benefitfocus*	1,337	40
Black Box	1,629	22
Black Knight Financial Services, Cl A*	1,500	55
Blackbaud	5,138	337
Blackhawk Network Holdings, Cl A*	6,182	221
Blackline*	1,111	30
Blucora*	4,583	69
Booz Allen Hamilton Holding, Cl A	5,700	193
Bottomline Technologies*	4,512	116
Box, Cl A*	5,467	93
Brightcove*	3,154	23
Broadcom, Cl A	20,007	3,991
Broadridge Financial Solutions	6,500	432
BroadSoft*	3,346	141
Brocade Communications Systems	21,900	273
Brooks Automation	7,657	133
CA	15,900	497

38	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cabot Microelectronics	2,530	$171
CACI International, Cl A*	2,647	325
Cadence Design Systems*	16,400	427
CalAmp*	4,215	63
Calix*	4,334	31
Callidus Software*	6,840	126
Carbonite*	1,940	33
Cardtronics*	4,984	272
Care.com*	1,743	15
Cass Information Systems	1,285	85
Cavium*	7,196	476
CDK Global	8,400	525
CDW	8,800	453
CEVA*	2,092	74
ChannelAdvisor*	2,428	34
Ciena*	14,959	364
Cirrus Logic*	6,996	422
Cisco Systems	266,559	8,189
Citrix Systems*	8,300	757
Clearfield*	1,217	21
Cognex	4,100	277
Cognizant Technology Solutions, Cl A*	31,400	1,651
Coherent*	2,705	427
Cohu	2,773	37
CommerceHub*	2,010	29
CommScope Holding*	6,500	246
CommVault Systems*	4,350	214
Computer Sciences	7,500	466
comScore*	5,411	182
Comtech Telecommunications	2,597	28
Conduent*	10,960	164
Control4*	2,200	24
Convergys	9,814	244
CoreLogic*	4,500	159
Cornerstone OnDemand*	5,448	222
Corning	49,400	1,309
CoStar Group*	1,600	323
Coupa Software*	956	25
CPI Card Group	2,359	11
Cray*	4,340	74
Cree*	5,000	138
CSG Systems International	3,585	174
CSRA	8,300	257
CTS	3,326	72
Cypress Semiconductor	15,800	186
Daktronics	3,879	39
Dell Technologies, Cl V*	11,168	703
DHI Group*	5,258	30
Diebold Nixdorf	7,549	205
Digi International*	2,728	36
Digimarc*	1,144	30
Diodes*	4,344	108

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dolby Laboratories, Cl A	2,600	$125
DSP Group*	2,286	25
DST Systems	1,700	196
EarthLink Holdings	11,766	75
Eastman Kodak*	1,792	24
eBay*	56,900	1,811
Ebix	2,853	158
EchoStar, Cl A*	2,300	117
Electro Scientific Industries*	3,007	20
Electronic Arts*	15,100	1,260
Electronics For Imaging*	5,286	238
Ellie Mae*	3,561	295
EMCORE	2,813	25
Endurance International Group Holdings*	7,156	55
EnerNOC*	2,922	17
Entegris*	15,631	293
Envestnet*	4,547	172
EPAM Systems*	5,378	346
ePlus*	735	82
Euronet Worldwide*	2,500	179
Everbridge*	1,211	22
EVERTEC	6,769	115
Exa*	1,504	23
Exar*	4,278	44
ExlService Holdings*	3,608	166
Extreme Networks*	10,800	60
F5 Networks*	3,600	483
Facebook, Cl A*	118,688	15,467
Fair Isaac	3,460	427
FARO Technologies*	1,894	70
Fidelity National Information Services	17,200	1,366
Finisar*	11,703	346
FireEye*	7,700	104
First Data, Cl A*	15,800	242
First Solar*	3,800	119
Fiserv*	11,546	1,240
Fitbit, Cl A*	7,209	43
Five9*	3,444	53
FleetCor Technologies*	4,913	725
FLIR Systems	6,900	244
FormFactor*	7,845	98
Forrester Research	1,037	42
Fortinet*	7,300	243
Gartner*	4,400	437
Genpact	7,600	188
Gigamon*	3,486	116
GigPeak*	7,882	20
Global Payments	8,300	641
Global Sources*	929	9
Globant*	2,775	92
Glu Mobile*	11,101	26
GoDaddy, Cl A*	2,500	89

39	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gogo*	6,344	$58
GrubHub*	9,038	376
GTT Communications*	3,084	87
Guidance Software*	2,492	18
Guidewire Software*	3,700	194
Hackett Group	2,354	38
Harmonic*	8,090	43
Harris	6,600	678
Hewlett Packard Enterprise	91,900	2,084
Hortonworks*	4,987	48
HP	89,900	1,353
HubSpot*	3,215	165
IAC	3,600	248
II-VI*	6,714	245
Immersion*	3,071	32
Imperva*	3,271	137
Impinj*	603	21
Infinera*	15,655	141
Information Services Group*	3,397	11
Inphi*	4,531	208
Insight Enterprises*	4,156	154
Instructure*	1,117	24
Integrated Device Technology*	15,069	380
Intel	250,205	9,213
InterDigital	3,770	352
International Business Machines	46,530	8,120
Intersil, Cl A	14,612	328
Intuit	12,700	1,506
InvenSense, Cl A*	9,189	116
IPG Photonics*	1,800	207
Itron*	3,619	223
Ixia*	7,294	142
IXYS	2,647	32
j2 Global	5,255	440
Jabil Circuit	9,500	228
Jack Henry & Associates	4,000	359
Jive Software*	6,117	23
Juniper Networks	20,100	538
Keysight Technologies*	8,700	323
Kimball Electronics*	2,938	50
KLA-Tencor	8,400	715
Knowles*	10,015	180
Kopin*	6,804	22
KVH Industries*	1,684	18
Lam Research	8,400	965
Lattice Semiconductor*	13,669	98
Leidos Holdings	7,001	338
Limelight Networks*	7,942	17
Linear Technology	12,800	808
Lionbridge Technologies*	6,157	35
Liquidity Services*	2,654	26
Littelfuse	2,411	380

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LivePerson*	5,573	$41
LogMeIn	5,727	619
Lumentum Holdings*	5,594	212
MACOM Technology Solutions Holdings*	3,556	169
Majesco*	770	4
Manhattan Associates*	3,600	185
ManTech International, Cl A	2,688	105
Marchex, Cl B	3,755	10
Marvell Technology Group	20,400	303
Mastercard, Cl A	51,100	5,433
Match Group*	1,200	21
Maxim Integrated Products	15,200	676
MAXIMUS	7,167	395
MaxLinear, Cl A*	6,144	157
Maxwell Technologies*	3,445	16
MeetMe*	4,457	22
Mentor Graphics	11,962	442
Mesa Laboratories	313	37
Methode Electronics	3,917	165
Microchip Technology	11,200	754
Micron Technology*	54,700	1,319
Microsemi*	12,667	673
Microsoft	401,593	25,963
MicroStrategy, Cl A*	1,051	212
MINDBODY, Cl A*	1,523	37
Mitek Systems*	3,186	21
MKS Instruments	5,953	392
MobileIron*	5,121	22
Mobileye*	5,081	218
Model N*	2,332	21
MoneyGram International*	3,142	40
Monolithic Power Systems	4,355	380
Monotype Imaging Holdings	4,479	98
Motorola Solutions	9,300	751
MTS Systems	1,838	107
Nanometrics*	2,758	71
National Instruments	5,200	163
NCI, Cl A	677	9
NCR*	6,200	267
NeoPhotonics*	3,238	35
NetApp	15,800	605
NETGEAR*	3,593	204
NetScout Systems*	10,047	335
NeuStar, Cl A*	5,841	194
New Relic*	2,480	90
NIC	7,179	173
Nimble Storage*	7,437	64
Novanta*	3,709	83
Nuance Communications*	11,300	179
Numerex, Cl A*	1,525	9
Nutanix, Cl A*	1,600	48
NVE	502	39

40	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NVIDIA	27,000	$2,948
Oclaro*	12,654	124
ON Semiconductor*	20,900	278
Oracle	156,688	6,285
OSI Systems*	1,988	148
Palo Alto Networks*	4,600	679
Pandora Media*	11,100	144
Park City Group*	1,440	18
Park Electrochemical	2,032	37
Paychex	17,100	1,031
Paycom Software*	4,867	225
Paylocity Holding*	2,344	72
PayPal Holdings*	60,200	2,395
PC Connection	1,195	33
PDF Solutions*	3,220	72
Pegasystems	3,858	150
Perficient*	3,744	66
PFSweb*	1,620	12
Photronics*	7,678	88
Planet Payment*	4,605	19
Plantronics	3,642	206
Plexus*	3,695	201
Power Integrations	3,046	216
Progress Software	5,675	159
Proofpoint*	4,560	366
PROS Holdings*	2,942	66
PTC*	5,800	305
Pure Storage, Cl A*	7,842	89
Q2 Holdings*	2,841	90
QAD, Cl A	1,026	30
Qorvo*	6,900	443
QUALCOMM	77,900	4,162
Qualys*	3,021	108
Quantenna Communications*	569	11
QuinStreet*	4,054	14
Quotient Technology*	7,135	76
Radisys*	3,900	17
Rambus*	12,326	160
Rapid7*	2,141	27
RealNetworks*	2,647	14
RealPage*	5,812	178
Red Hat*	9,700	736
Reis	927	19
RetailMeNot*	4,046	37
Rightside Group*	1,266	11
RingCentral, Cl A*	6,617	155
Rogers*	1,931	154
Rosetta Stone*	2,078	18
Rubicon Project*	3,863	33
Rudolph Technologies*	3,512	81
Sabre	10,500	257
salesforce.com*	34,100	2,697

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sanmina*	8,252	$321
Sapiens International	2,552	34
ScanSource*	2,731	108
Science Applications International	4,612	376
SecureWorks, Cl A*	679	7
Semtech*	7,174	236
ServiceNow*	8,500	770
ServiceSource International*	6,439	34
ShoreTel*	6,997	49
Shutterstock*	2,048	110
Sigma Designs*	3,795	23
Silicon Laboratories*	4,562	297
Silver Springs Network*	4,439	57
Skyworks Solutions	10,100	927
Sonus Networks*	4,970	32
Splunk*	7,200	417
SPS Commerce*	1,767	122
Square, Cl A*	3,600	53
SS&C Technologies Holdings	8,500	273
Stamps.com*	1,791	218
SunPower, Cl A*	3,700	25
Super Micro Computer*	4,312	114
Sykes Enterprises*	4,121	115
Symantec	32,500	895
Synaptics*	3,788	214
Synchronoss Technologies*	4,661	180
SYNNEX	3,266	393
Synopsys*	8,200	516
Syntel	3,585	76
Systemax	1,298	11
Tableau Software, Cl A*	2,800	134
Take-Two Interactive Software*	9,278	498
Tangoe*	3,469	25
Tech Data*	3,808	326
TechTarget*	2,056	18
Telenav*	3,493	31
TeleTech Holdings	1,708	51
Teradata*	6,600	194
Teradyne	10,300	292
Tessera Holding	5,333	241
Texas Instruments	53,300	4,026
TiVo*	13,119	248
Total System Services	9,000	456
Trade Desk, Cl A*	751	22
Travelport Worldwide	12,694	182
Trimble*	13,700	406
TrueCar*	6,348	83
TTM Technologies*	8,224	122
Twilio, Cl A*	1,000	29
Twitter*	33,600	592
Tyler Technologies*	1,700	248
Ubiquiti Networks*	2,936	183

41	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ultimate Software Group*	1,400	$271
Ultra Clean Holdings*	3,496	44
Ultratech*	2,245	58
Unisys*	5,848	75
Universal Display	4,593	303
USA Technologies*	3,864	16
Vantiv, Cl A*	8,300	517
Varonis Systems*	1,127	34
VASCO Data Security International*	3,132	48
Veeco Instruments*	4,500	116
VeriFone Systems*	6,097	111
Verint Systems*	6,867	256
VeriSign*	5,200	417
Versum Materials*	5,200	145
ViaSat*	5,746	373
Viavi Solutions*	25,357	227
VirnetX Holding*	5,261	14
Virtusa*	3,154	80
Visa, Cl A	100,940	8,349
Vishay Intertechnology	14,774	245
Vishay Precision Group*	1,325	22
VMware, Cl A*	4,400	385
Web.com Group*	4,859	92
WebMD Health, Cl A*	4,030	201
Weibo ADR*	1,300	63
Western Digital	14,635	1,167
Western Union	26,600	521
WEX*	2,000	229
Workday, Cl A*	6,300	523
Workiva, Cl A*	2,306	29
Xactly*	2,400	29
Xcerra*	5,551	42
Xerox	54,800	380
Xilinx	13,600	792
XO Group*	2,644	50
Yahoo!*	46,200	2,036
Yelp, Cl A*	3,400	142
Zebra Technologies, Cl A*	2,600	218
Zendesk*	8,981	215
Zillow Group, Cl A*	2,600	94
Zillow Group, Cl C*	5,200	184
Zix*	5,773	28
Zynga, Cl A*	36,700	92

		277,545

Materials — 2.4%
A Schulman	3,271	113
AdvanSix*	1,605	41
AgroFresh Solutions*	2,402	6
Air Products & Chemicals	10,200	1,425
AK Steel Holding*	34,622	280
Albemarle	6,100	565
Alcoa	7,755	283

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Allegheny Technologies	11,945	$260
American Vanguard	2,937	50
Ampco-Pittsburgh	947	14
AptarGroup	3,100	226
Ashland Global Holdings	3,400	405
Avery Dennison	4,600	336
Axalta Coating Systems*	8,300	241
Balchem	3,476	296
Ball	9,200	702
Bemis	4,800	234
Berry Plastics Group*	6,800	347
Boise Cascade*	4,216	105
Cabot	3,100	172
Calgon Carbon	5,849	93
Carpenter Technology	5,145	206
Celanese, Cl A	8,000	675
Century Aluminum*	5,218	80
CF Industries Holdings	12,800	452
Chase	840	74
Chemours	20,428	540
Chemtura*	7,143	236
Clearwater Paper*	1,834	115
Cliffs Natural Resources*	23,808	209
Codexis*	3,706	18
Coeur Mining*	19,431	226
Commercial Metals	12,473	255
Compass Minerals International	1,700	142
Crown Holdings*	7,300	395
Deltic Timber	1,235	94
Domtar	3,200	140
Dow Chemical	59,600	3,554
E.I. du Pont de Nemours	46,400	3,503
Eagle Materials	2,400	251
Eastman Chemical	7,900	612
Ecolab	13,600	1,634
Ferro*	8,886	126
Ferroglobe	7,666	81
Ferroglobe Representation & Warranty Insurance Trust*	6,943	1
Flotek Industries*	6,131	65
FMC	7,300	439
Forterra*	2,070	40
Freeport-McMoRan*	68,800	1,145
FutureFuel	2,626	34
GCP Applied Technologies*	7,981	215
Gold Resource	5,430	29
Graphic Packaging Holding	16,100	201
Greif, Cl B	600	43
Greif, Cl A	2,866	165
Handy & Harman*	338	9
Hawkins	1,001	54
Haynes International	1,480	61

42	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HB Fuller	5,545	$274
Headwaters*	8,254	191
Hecla Mining	42,227	272
Huntsman	10,000	204
Ingevity*	4,617	257
Innophos Holdings	2,185	106
Innospec	2,676	191
International Flavors & Fragrances	4,300	504
International Paper	21,700	1,228
Kaiser Aluminum	1,963	154
KapStone Paper and Packaging	9,749	234
KMG Chemicals	953	35
Koppers Holdings*	2,376	96
Kraton*	3,285	88
Kronos Worldwide	2,454	32
Louisiana-Pacific*	15,675	300
LSB Industries*	2,173	18
Martin Marietta Materials	3,400	781
Materion	2,259	89
Minerals Technologies	3,830	307
Monsanto	23,200	2,513
Mosaic	18,100	568
Multi Packaging Solutions International*	2,227	40
Myers Industries	2,274	31
Neenah Paper	1,780	146
NewMarket	398	172
Newmont Mining	28,000	1,016
Nucor	16,900	982
Olin	18,471	484
Olympic Steel	967	22
OMNOVA Solutions*	4,451	40
Owens-Illinois*	8,200	155
Packaging Corp of America	5,100	470
PH Glatfelter	4,783	117
Platform Specialty Products*	11,500	140
PolyOne	9,120	311
PPG Industries	13,756	1,376
Praxair	14,900	1,765
Quaker Chemical	1,463	188
Rayonier Advanced Materials	4,915	67
Real Industry*	2,782	15
Reliance Steel & Aluminum	3,900	311
Royal Gold	3,300	238
RPM International	7,100	371
Ryerson Holding*	1,184	12
Schnitzer Steel Industries, Cl A	3,035	72
Schweitzer-Mauduit International	3,244	144
Scotts Miracle-Gro, Cl A	2,300	211
Sealed Air	10,700	519
Sensient Technologies	4,973	382
Sherwin-Williams	4,200	1,276
Silgan Holdings	2,100	123

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sonoco Products	5,000	$275
Southern Copper	9,400	361
Steel Dynamics	12,700	429
Stepan	2,221	173
Stillwater Mining*	13,539	230
Summit Materials, Cl A*	11,780	296
SunCoke Energy*	7,470	66
TerraVia Holdings*	8,538	8
TimkenSteel*	4,650	78
Trecora Resources*	2,105	26
Tredegar	3,022	67
UFP Technologies*	692	17
United States Lime & Minerals	219	17
United States Steel	7,900	258
US Concrete*	1,633	107
Valhi	4,014	12
Valspar	4,300	476
Valvoline	1,500	35
Vedanta ADR	15,000	222
Vulcan Materials	7,000	898
Westlake Chemical	2,000	124
WestRock	13,500	720
Worthington Industries	5,002	239
WR Grace	3,600	250

		47,335

Real Estate — 3.0%
Acadia Realty Trust††	8,681	276
Agree Realty††	2,684	126
Alexander & Baldwin	5,042	224
Alexander’s††	232	98
Alexandria Real Estate Equities††	4,200	465
American Assets Trust††	4,297	184
American Campus Communities††	7,300	355
American Homes 4 Rent, Cl A††	8,400	187
American Tower, Cl A††	22,400	2,318
Apartment Investment & Management, Cl A	8,000	353
Apple Hospitality††	8,300	166
Armada Hoffler Properties††	3,849	53
Ashford Hospitality Prime††	2,682	36
Ashford Hospitality Trust††	9,318	71
AvalonBay Communities††	7,109	1,232
Bluerock Residential Growth, Cl A††	2,487	33
Boston Properties††	8,100	1,060
Brandywine Realty Trust††	8,700	140
Brixmor Property Group††	9,700	234
Camden Property Trust††	4,700	393
Care Capital Properties††	4,200	104
CareTrust	7,304	111
CatchMark Timber Trust, Cl A††	4,037	42
CBL & Associates Properties††	19,013	206
CBRE Group, Cl A*††	16,300	495
Cedar Realty Trust††	8,764	53

43	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chatham Lodging Trust††	4,253	$86
Chesapeake Lodging Trust††	6,591	169
City Office††	2,938	37
Colony NorthStar, Cl A††	30,058	418
Colony Starwood Homes††	7,312	230
Columbia Property Trust††	6,300	140
Communications Sales & Leasing††	6,200	163
Community Healthcare Trust††	1,353	29
Consolidated-Tomoka Land	444	24
CoreCivic††	5,900	171
CorEnergy Infrastructure Trust††	1,250	45
CoreSite Realty††	3,700	319
Corporate Office Properties Trust††	4,800	153
Cousins Properties††	36,802	313
Crown Castle International††	18,700	1,642
CubeSmart††	9,000	226
CyrusOne††	3,600	173
DCT Industrial Trust††	4,600	206
DDR††	15,600	237
DiamondRock Hospitality††	22,610	255
Digital Realty Trust	8,200	883
Douglas Emmett††	7,100	269
Duke Realty††	18,900	460
DuPont Fabros Technology	8,132	386
Easterly Government Properties††	3,454	68
EastGroup Properties††	3,495	247
Education Realty Trust††	8,000	322
Empire State Realty Trust, Cl A††	6,100	125
EPR Properties††	3,200	237
Equinix††	3,600	1,386
Equity Commonwealth*††	6,200	191
Equity LifeStyle Properties††	3,900	288
Equity One††	4,600	143
Equity Residential††	18,800	1,142
Essex Property Trust††	3,500	785
Extra Space Storage††	6,600	476
Farmland Partners††	1,262	14
Federal Realty Investment Trust††	3,800	534
FelCor Lodging Trust††	15,172	117
First Industrial Realty Trust	12,652	327
First Potomac Realty Trust††	6,593	67
Forest City Realty Trust, Cl A††	11,600	263
Forestar Group*	3,562	46
Four Corners Property Trust††	6,455	141
Franklin Street Properties††	11,526	147
FRP Holdings*	680	27
Gaming and Leisure Properties	9,500	300
GEO Group††	8,068	335
Getty Realty††	2,782	72
GGP††	30,500	758
Gladstone Commercial††	2,831	56
Global Medical REIT††	1,641	15

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Global Net Lease††	22,103	$171
Government Properties Income Trust††	7,745	149
Gramercy Property Trust††	15,368	405
Griffin Industrial Realty	101	3
HCP††	24,800	752
Healthcare Realty Trust††	12,444	376
Healthcare Trust of America, Cl A††	6,800	198
Hersha Hospitality Trust, Cl A††	4,685	94
HFF, Cl A	3,879	115
Highwoods Properties††	4,800	247
Hospitality Properties Trust††	9,000	280
Host Hotels & Resorts††	39,000	705
Howard Hughes*	1,800	192
Hudson Pacific Properties††	12,609	446
Independence Realty Trust††	6,508	60
InfraREIT††	4,230	70
Investors Real Estate Trust††	13,702	88
Iron Mountain††	14,200	508
iStar Financial*††	7,512	84
Jones Lang LaSalle	2,300	237
Kennedy-Wilson Holdings	9,144	187
Kilroy Realty††	5,000	374
Kimco Realty††	21,500	535
Kite Realty Group Trust††	9,147	220
Lamar Advertising, Cl A††	4,500	340
LaSalle Hotel Properties††	11,620	351
Lexington Realty Trust	25,415	272
Liberty Property Trust††	7,400	284
Life Storage††	2,300	187
LTC Properties††	4,245	198
Macerich††	7,800	536
Mack-Cali Realty††	9,865	276
Marcus & Millichap*	1,517	39
MedEquities Realty Trust††	2,301	25
Medical Properties Trust††	32,869	419
Mid-America Apartment Communities††	6,117	581
Monmouth Real Estate Investment††	7,613	111
Monogram Residential Trust††	18,542	189
National Health Investors††	4,050	300
National Retail Properties††	8,000	349
National Storage Affiliates Trust††	4,612	103
New Senior Investment Group††	8,475	85
NexPoint Residential Trust††	1,879	43
NorthStar Realty Europe††	5,735	69
Omega Healthcare Investors††	9,300	298
One Liberty Properties††	1,385	32
Outfront Media††	7,000	192
Paramount Group††	9,100	152
Park Hotels & Resorts††	5,560	151
Parkway††	4,544	97
Pebblebrook Hotel Trust††	8,058	241
Pennsylvania††	7,496	134

44	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Physicians Realty Trust††	14,669	$272
Piedmont Office Realty Trust, Cl A††	7,300	159
Potlatch††	4,501	185
Preferred Apartment Communities, Cl A††	3,011	41
Prologis††	27,100	1,324
PS Business Parks††	2,189	245
Public Storage††	7,700	1,655
QTS Realty Trust, Cl A††	5,171	261
Quality Care Properties*††	4,960	92
RAIT Financial Trust††	9,643	33
Ramco-Gershenson Properties Trust††	8,732	142
Rayonier††	6,200	173
RE/MAX Holdings, Cl A	2,020	113
Realogy Holdings	7,300	189
Realty Income††	13,700	817
Regency Centers††	5,600	390
Retail Opportunity Investments††	12,084	256
Retail Properties of America, Cl A††	12,000	180
Rexford Industrial Realty††	7,428	169
RLJ Lodging Trust††	13,264	308
RMR Group	734	35
Ryman Hospitality Properties††	4,807	294
Sabra Health Care††	7,318	186
Saul Centers††	1,019	65
Select Income††	7,043	176
Senior Housing Properties Trust††	11,900	227
Seritage Growth Properties††	2,841	116
Silver Bay Realty Trust††	3,530	59
Simon Property Group††	16,374	3,009
SL Green Realty††	5,200	567
Spirit Realty Capital††	24,300	256
St. Joe*	5,503	93
STAG Industrial††	8,225	190
STORE Capital††	7,600	180
Stratus Properties*	681	21
Summit Hotel Properties	9,273	147
Sun Communities	3,400	268
Sunstone Hotel Investors††	23,671	348
Tanger Factory Outlet Centers††	4,700	161
Taubman Centers††	3,000	213
Tejon Ranch*	1,457	34
Terreno Realty††	4,997	136
Tier††	5,453	99
Trinity Place Holdings*	2,091	17
UDR††	14,300	500
UMH Properties††	3,168	46
Universal Health Realty Income Trust††	1,414	88
Urban Edge Properties††	9,916	277
Urstadt Biddle Properties, Cl A††	3,310	74
Ventas††	17,500	1,079
VEREIT††	52,300	446
Vornado Realty Trust††	9,100	967

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Washington††	8,121	$255
Washington Prime Group††	20,558	198
Weingarten Realty Investors††	5,900	210
Welltower††	19,000	1,260
Weyerhaeuser††	38,500	1,206
Whitestone, Cl B††	3,280	46
WP Carey††	5,700	353
Xenia Hotels & Resorts	11,178	205

		58,339

Telecommunication Services — 1.5%
AT&T	326,031	13,745
ATN International	1,188	95
Boingo Wireless*	3,731	44
CenturyLink	28,500	737
Cincinnati Bell*	4,549	104
Cogent Communications Holdings	4,609	193
Consolidated Communications Holdings	5,646	149
FairPoint Communications*	2,224	41
Frontier Communications	59,100	206
General Communication, Cl A*	3,009	61
Globalstar*	44,102	70
Hawaiian Telcom Holdco*	785	19
IDT, Cl B	1,830	35
Inteliquent	3,733	85
Intelsat*	3,368	12
Iridium Communications*	9,220	93
Level 3 Communications*	15,500	922
Lumos Networks*	2,040	32
NII Holdings*	5,860	17
ORBCOMM*	6,863	56
pdvWireless*	1,057	22
SBA Communications, Cl A*††	6,600	695
Shenandoah Telecommunications	5,160	141
Spok Holdings	2,137	44
Sprint*	42,200	389
Straight Path Communications*	1,008	35
Telephone & Data Systems	4,800	147
T-Mobile US*	15,300	953
United States Cellular*	400	18
Verizon Communications	215,991	10,586
Vonage Holdings*	20,484	145
Windstream Holdings	10,832	88
Zayo Group Holdings*	8,300	265

		30,244

Utilities — 2.2%
AES	36,000	412
ALLETE	5,406	353
Alliant Energy	12,400	467
Ameren	13,100	690
American Electric Power	26,100	1,672
American States Water	4,055	178

45	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Water Works	9,500	$698
Aqua America	9,000	274
AquaVenture Holdings*	986	19
Artesian Resources, Cl A	816	25
Atlantica Yield	6,276	134
Atmos Energy	5,500	419
Avangrid	2,800	109
Avista	6,990	270
Black Hills	5,620	352
California Water Service Group	5,330	184
Calpine*	18,100	214
CenterPoint Energy	23,500	616
Chesapeake Utilities	1,765	115
CMS Energy	15,000	639
Connecticut Water Service	1,234	67
Consolidated Edison	16,100	1,197
Consolidated Water	1,582	16
Delta Natural Gas	744	20
Dominion Resources	32,800	2,502
DTE Energy	9,500	937
Duke Energy	36,700	2,882
Dynegy, Cl A*	12,969	124
Edison International	16,800	1,224
El Paso Electric	4,364	200
Entergy	9,600	688
Eversource Energy	16,800	929
Exelon	46,100	1,654
FirstEnergy	22,800	691
Genie Energy, Cl B	1,470	8
Global Water Resources	935	8
Great Plains Energy	11,500	317
Hawaiian Electric Industries	5,400	181
IDACORP	5,642	451
MDU Resources Group	9,800	288
MGE Energy	3,931	250
Middlesex Water	1,685	64
National Fuel Gas	3,700	208
New Jersey Resources	9,338	352
NextEra Energy	24,500	3,031
NiSource	17,600	394
Northwest Natural Gas	3,045	179
NorthWestern	5,291	302
NRG Energy	15,900	263
NRG Yield, Cl A	3,710	60
NRG Yield, Cl C	6,847	116
OGE Energy	11,100	372
ONE Gas	5,808	375
Ormat Technologies	4,376	235
Otter Tail	4,306	163
Pattern Energy Group, Cl A	7,500	148
PG&E	25,800	1,597
Pinnacle West Capital	6,000	466

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PNM Resources	8,692	$299
Portland General Electric	9,995	436
PPL	35,200	1,226
Public Service Enterprise Group	26,700	1,181
SCANA	7,100	488
Sempra Energy	13,000	1,331
SJW Group	1,834	92
South Jersey Industries	8,830	291
Southern	50,000	2,472
Southwest Gas Holdings	5,289	426
Spark Energy, Cl A	525	14
Spire	4,863	316
TerraForm Global, Cl A	9,596	42
TerraForm Power, Cl A*	9,320	111
UGI	9,400	436
Unitil	1,475	68
Vectren	4,200	231
Vivint Solar*	2,653	8
WEC Energy Group	16,700	986
Westar Energy, Cl A	7,700	421
WGL Holdings	5,631	461
Xcel Energy	26,800	1,107
York Water	1,341	48

		43,290

		1,362,290

Total Common Stock (Cost $1,737,304) ($ Thousands)		1,907,012

EXCHANGE TRADED FUNDS — 0.8%

United States — 0.8%
iShares MSCI India Fund	447,464	12,690
iShares MSCI Taiwan Capped Fund	100,500	3,168
SPDR S&P 500 Trust Fund	752	171

Total Exchange Traded Funds (Cost $15,260) ($ Thousands)		16,029

PREFERRED STOCK — 0.6%

Brazil — 0.4%
Banco Bradesco	125,630	1,306
Braskem	8,000	83
Centrais Eletricas Brasileiras*	11,100	87
Cia Brasileira de Distribuicao	7,300	134
Cia Energetica de Minas Gerais	36,500	106
Cia Paranaense de Energia	5,300	54
Gerdau	47,100	183
Itau Unibanco Holding	143,000	1,693
Itausa — Investimentos Itau	178,510	527
Lojas Americanas	26,700	142

46	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2017

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Petroleo Brasileiro*	179,800	$858
Suzano Papel e Celulose, Cl A	21,300	91
Telefonica Brasil	20,500	304
Vale	88,300	858

		6,426

Chile — 0.0%
Embotelladora Andina	13,317	49
Sociedad Quimica y Minera de Chile, Cl B	4,440	144

		193

Colombia — 0.0%
Bancolombia	19,672	186
Grupo Aval Acciones y Valores	185,117	76
Grupo de Inversiones Suramericana	4,812	62

		324

Germany — 0.1%
Bayerische Motoren Werke	1,579	118
FUCHS PETROLUB	2,014	92
Henkel & KGaA	5,376	655
Porsche Automobil Holding	4,436	266
Schaeffler	4,809	78
Volkswagen	5,585	869

		2,078

South Korea — 0.1%
Amorepacific*	630	97
Hyundai Motor	2,908	237
LG Chemical	400	59
LG Household & Health Care	100	46
Samsung Electronics	798	1,079

		1,518

Total Preferred Stock (Cost $7,842) ($ Thousands)		10,539

	Number of Rights
RIGHTS — 0.0%

Brazil — 0.0%
Multiplan Empreendimentos Imobiliarios, Expires 02/16/2017*	217	—

South Korea — 0.0%
Korean Airlines, Expires 03/10/2017*	476	2
Samsung Securities, Expires 03/13/2017*	388	2

		4

Spain — 0.0%
ACS Actividades de Construccion y Servicios*‡	5,713	3

United States — 0.0%
Durata Therapeutics*‡	1,300	—
Media General*‡	12,275	4

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS (continued)
Tobira Therapeutics, Expires 12/31/2028*	970	$—

		4

Total Rights (Cost $ 11) ($Thousands)		11

Total Investments — 98.2% (Cost $ 1,760,417 ) ($ Thousands)		$1,933,591

A list of the open futures contracts held by the Fund at January 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
MSCI EAFE Index E-MINI	65	Mar-2017	$70
MSCI Emerging Markets E-MINI	128	Mar-2017	246
Russell 2000 Index E-MINI	85	Mar-2017	(61)
S&P 500 Index E-MINI	132	Mar-2017	146
S&P Mid Cap 400 Index E-MINI	9	Mar-2017	4

			$405

For the six month period ended January 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,969,348 ($ Thousands).

*	Non-income producing security.

‡	Expiration date unavailable.

†	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

††	Real Estate Investment Trust.

(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of January 31, 2017, was $2,771 ($ Thousands), representing 0.01% of the Net Assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-voting Depositary Receipt

PJSC — Private Joint Stock Company

S&P— Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

47	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Concluded)

January 31, 2017

The following is a list of the level of inputs used as of January 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stock	$1,906,937	$75	$—		$1,907,012
Exchange Traded Funds	16,029	—	—		16,029
Preferred Stock	10,364	175	—		10,539
Rights	11	—	—	^	11

Total Investments in Securities	$1,933,341	$250	$—		$1,933,591

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$466	$—	$—	$466
Unrealized Depreciation	(61)	—	—	(61)

Total Other Financial Instruments	$405	$—	$—	$405

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^	Represents securities in which the fair value is $0 or has been rounded to $0.

For the six month period ended January 31, 2017, there were transfers between Level 1 and Level 2 assets and liabilities due to the availability of quoted prices in active markets to determine fair value. For the six month period ended January 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

48	Adviser Managed Trust / Semi-Annual Report / January 31, 2017

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 7, 2017

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: April 7, 2017